UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497
Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Rainier Growth Fund

Semiannual Report
9.30.11

A look at performance

Total returns for the period ended September 30, 2011

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1	–5.87	–1.45	3.24	–19.25	–5.87	–7.03	37.59

Class B1	–6.69	–1.79	2.60	–19.59	–6.69	–8.65	29.30

Class C1	–2.76	–1.39	2.60	–16.21	–2.76	–6.75	29.30

Class I1,2	–0.55	–0.07	4.11	–14.85	–0.55	–0.35	49.67

Class R1[1,2]	–1.38	–1.01	3.01	–15.23	–1.38	–4.94	34.47

Class R3[1,2]	–1.26	–0.90	3.11	–15.18	–1.26	–4.42	35.88

Class R4[1,2]	–0.93	–0.60	3.43	–15.05	–0.93	–2.96	40.04

Class R5[1,2]	–0.71	–0.31	3.73	–14.94	–0.71	–1.53	44.25

Class R6[1,2]	–0.45	–0.04	4.16	–14.80	–0.45	–0.19	50.36

Class T1,2	–6.01	–1.97	2.61	–19.35	–6.01	–9.45	29.34

Class ADV [1,2]	–0.81	–0.33	3.85	–14.98	–0.81	–1.64	45.90

Class NAV [1,2]	–0.47	–0.01	4.20	–14.84	–0.47	–0.03	50.91

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A and Class T shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, R1, R3, R4, R5, R6, ADV and NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for Class R1, R3, R4, R5 and ADV shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5	Class R6	Class T	Class ADV	Class NAV
Net (%)	1.28	2.06	2.09	0.89	1.70	1.60	1.30	1.00	0.84	1.35	1.14	0.80
Gross (%)	1.28	2.06	2.09	0.89	8.24	16.43	16.16	15.88	0.84	1.35	1.35	0.80

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Rainier Growth Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B [4]	9-30-01	$12,930	$12,930	$13,451	$13,200

Class C4	9-30-01	12,930	12,930	13,451	13,200

Class I [2]	9-30-01	14,967	14,967	13,451	13,200

Class R1 [2]	9-30-01	13,447	13,447	13,451	13,200

Class R3 [2]	9-30-01	13,588	13,588	13,451	13,200

Class R4[2]	9-30-01	14,004	14,004	13,451	13,200

Class R5 [2]	9-30-01	14,425	14,425	13,451	13,200

Class R6 [2]	9-30-01	15,036	15,036	13,451	13,200

Class T [2]	9-30-01	13,616	12,934	13,451	13,200

Class ADV [2]	9-30-01	14,590	14,590	13,451	13,200

Class NAV [2]	9-30-01	15,091	15,091	13,451	13,200

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 4-25-08, through a reorganization, the Fund acquired all of the assets of the Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund). On that date, the Predecessor Fund offered its original share class and institutional share class in exchange for Class A and Class I shares, respectively, of John Hancock Rainier Growth Fund. Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 Class R5, Class ADV and Class NAV shares of John Hancock Rainier Growth Fund were first offered on 4-28-08. The Predecessor Fund’s original share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The returns prior to 4-28-08 are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares, respectively. Class T shares were first offered 10-6-08; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class T shares. Class R6 shares were first offered 9-1-11; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

4 No contingent deferred sales charge is applicable.

Semiannual report | Rainier Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2011 with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$849.90	$5.78

Class B	1,000.00	846.40	9.42

Class C	1,000.00	846.40	9.65

Class I	1,000.00	851.50	4.12

Class R1	1,000.00	847.70	7.81

Class R3	1,000.00	848.20	7.35

Class R4	1,000.00	849.50	5.96

Class R5	1,000.00	850.70	4.58

Class T	1,000.00	849.10	6.19

Class ADV	1,000.00	850.20	5.27

Class NAV	1,000.00	851.60	3.70

For the class noted below, the example assumes an account value of $1,000 on September 1, 2011, with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 9-30-11	period ended 9-30-11[2]

Class R6	$1,000.00	$920.50	$0.68

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Rainier Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2011, with the same investment held until September 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[3]

Class A	$1,000.00	$1,018.70	$6.31

Class B	1,000.00	1,014.80	10.28

Class C	1,000.00	1,014.50	10.53

Class I	1,000.00	1,020.50	4.50

Class R1	1,000.00	1,016.50	8.52

Class R3	1,000.00	1,017.00	8.02

Class R4	1,000.00	1,018.50	6.51

Class R5	1,000.00	1,020.00	5.00

Class R6	1,000.00	1,020.70	4.34

Class T	1,000.00	1,018.30	6.76

Class ADV	1,000.00	1,019.30	5.76

Class NAV	1,000.00	1,021.00	4.04

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.25%, 2.04%, 2.09%, 0.89%, 1.69%, 1.59%, 1.29%, 0.99%, 1.34%, 1.14% and 0.80% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class T, Class ADV and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.86% for Class R6 shares, multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | Rainier Growth Fund	9

Portfolio summary

Top 10 Holdings (30.0% of Net Assets on 9-30-11)[1,2]

Apple, Inc.	6.6%	Precision Castparts Corp.	2.6%

Amazon.com, Inc.	3.5%	Schlumberger, Ltd.	2.3%

Google, Inc., Class A	2.9%	Oracle Corp.	2.2%

The Coca-Cola Company	2.9%	Visa, Inc., Class A	2.2%

QUALCOMM, Inc.	2.8%	American Tower Corp., Class A	2.0%

Sector Composition[2,3]

Information Technology	33%	Financials	5%

Consumer Discretionary	13%	Materials	4%

Health Care	13%	Telecommunication Services	2%

Industrials	12%	Utilities	1%

Energy	8%	Short-Term Investments & Other	1%

Consumer Staples	8%

1 Cash and cash equivalents not included.

2 As a percentage of net assets on 9-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Rainier Growth Fund | Semiannual report

Fund’s investments

As of 9-30-11 (unaudited)

	Shares	Value

Common Stocks 99.30%	$1,263,162,606

(Cost $1,195,534,684)

Consumer Discretionary 13.47%		171,413,286

Hotels, Restaurants & Leisure 1.27%

Las Vegas Sands Corp. (I)	423,610	16,241,207

Internet & Catalog Retail 4.32%

Amazon.com, Inc. (I)	206,810	44,718,526
priceline.com, Inc. (I)(L)	22,890	10,288,139

Specialty Retail 3.25%

Abercrombie & Fitch Company, Class A	274,620	16,905,607

Dick’s Sporting Goods, Inc. (I)	373,260	12,489,280

Limited Brands, Inc.	309,280	11,910,373

Textiles, Apparel & Luxury Goods 4.63%

Coach, Inc.	263,760	13,670,681

NIKE, Inc., Class B	299,345	25,596,991

Ralph Lauren Corp.	151,060	19,592,482

Consumer Staples 7.54%		95,855,639

Beverages 4.16%

Hansen Natural Corp. (I)	186,020	16,237,686

The Coca-Cola Company	542,720	36,666,163

Food & Staples Retailing 2.01%

Costco Wholesale Corp.	311,470	25,577,916

Personal Products 1.37%

The Estee Lauder Companies, Inc., Class A	197,790	17,373,874

Energy 7.84%		99,685,430

Energy Equipment & Services 5.06%

Baker Hughes, Inc.	449,210	20,735,534

Ensco International PLC, ADR	349,460	14,128,668

Schlumberger, Ltd.	493,380	29,469,587

Oil, Gas & Consumable Fuels 2.78%

Noble Energy, Inc.	341,290	24,163,332

Plains Exploration & Production Company (I)	492,660	11,188,309

Financials 5.39%		68,560,380

Capital Markets 1.38%

Franklin Resources, Inc.	183,935	17,591,543

See notes to financial statements	Semiannual report | Rainier Growth Fund	11

	Shares	Value
Consumer Finance 1.50%

American Express Company	423,280	$19,005,272

Diversified Financial Services 2.51%

CME Group, Inc.	37,670	9,281,888

IntercontinentalExchange, Inc. (I)	191,795	22,681,677

Health Care 13.46%		171,251,906

Biotechnology 2.34%

Alexion Pharmaceuticals, Inc. (I)	187,410	12,005,485

Biogen Idec, Inc. (I)	190,390	17,734,829

Health Care Providers & Services 2.15%

AmerisourceBergen Corp.	425,740	15,867,330

Express Scripts, Inc. (I)(L)	310,950	11,526,917

Health Care Technology 1.86%

Cerner Corp. (I)(L)	180,890	12,394,583

SXC Health Solutions Corp. (I)	203,560	11,338,292

Life Sciences Tools & Services 1.65%

Agilent Technologies, Inc. (I)	670,960	20,967,500

Pharmaceuticals 5.46%

Allergan, Inc.	304,965	25,123,017

Perrigo Company	164,160	15,941,578

Shire PLC, ADR	147,600	13,864,068

Valeant Pharmaceuticals International, Inc. (Toronto Exchange)	390,310	14,488,307

Industrials 12.07%		153,515,582

Aerospace & Defense 3.81%

Goodrich Corp.	129,860	15,671,505

Precision Castparts Corp.	210,990	32,800,505

Air Freight & Logistics 1.37%

Expeditors International of Washington, Inc.	428,660	17,382,163

Construction & Engineering 0.72%

Fluor Corp.	197,660	9,201,073

Electrical Equipment 1.44%

AMETEK, Inc.	555,520	18,315,494

Machinery 3.09%

Cummins, Inc.	115,940	9,467,660

Eaton Corp.	327,250	11,617,375

Joy Global, Inc.	292,700	18,258,626

Road & Rail 1.64%

CSX Corp.	1,114,150	20,801,181

Information Technology 33.10%		421,119,059

Communications Equipment 5.02%

BancTec, Inc. (I)(R)	197,026	541,822

F5 Networks, Inc. (I)	142,480	10,123,204

Polycom, Inc. (I)	508,230	9,336,185

Qualcomm, Inc.	729,230	35,462,455

Riverbed Technology, Inc. (I)	420,910	8,401,364

12	Rainier Growth Fund | Semiannual report	See notes to financial statements

		Shares	Value
Computers & Peripherals 8.70%

Apple, Inc. (I)		220,470	$84,038,755

EMC Corp. (I)		1,016,805	21,342,737

NetApp, Inc. (I)		156,510	5,311,949

Electronic Equipment, Instruments & Components 0.40%

Trimble Navigation, Ltd. (I)		150,620	5,053,301

Internet Software & Services 4.03%

Baidu, Inc., ADR (I)		130,650	13,967,792

Google, Inc., Class A (I)		72,550	37,318,269

IT Services 5.27%

Cognizant Technology Solutions Corp., Class A (I)		320,500	20,095,350

MasterCard, Inc., Class A		59,910	19,001,056

Visa, Inc., Class A		326,705	28,005,153

Semiconductors & Semiconductor Equipment 2.87%

Altera Corp.		257,140	8,107,624

Avago Technologies, Ltd.		352,400	11,548,148

Broadcom Corp., Class A (I)		506,135	16,849,234

Software 6.81%

Autodesk, Inc. (I)		365,440	10,151,923

Check Point Software Technologies, Ltd. (I)		293,880	15,505,109

Citrix Systems, Inc. (I)		217,320	11,850,460

Intuit, Inc.		271,620	12,885,653

Oracle Corp.		992,630	28,528,186

Salesforce.com, Inc. (I)		67,320	7,693,330

Materials 3.91%			49,691,320

Chemicals 1.75%

E.I. du Pont de Nemours & Company		209,500	8,373,715

Potash Corp. of Saskatchewan, Inc.		321,020	13,874,484

Metals & Mining 2.16%

Allegheny Technologies, Inc.		232,830	8,612,382

Barrick Gold Corp.		403,660	18,830,739

Telecommunication Services 2.02%			25,683,578

Wireless Telecommunication Services 2.02%

American Tower Corp., Class A (I)		477,390	25,683,578

Utilities 0.50%			6,386,426

Electric Utilities 0.50%

ITC Holdings Corp.		82,480	6,386,426

	Yield	Shares	Value

Securities Lending Collateral 2.11%			$26,854,888

(Cost $26,853,062)
John Hancock Collateral Investment Trust (W)	0.2515% (Y)	2,684,093	26,854,888

See notes to financial statements	Semiannual report | Rainier Growth Fund	13

	Par value	Value

Short-Term Investments 0.32%		$4,111,000

(Cost $4,111,000)

Repurchase Agreement 0.32%		4,111,000
Repurchase Agreement with State Street Corp. dated 9-30-11 at
0.010% to be repurchased at $4,111,003 on 10-3-11, collateralized by $4,075,000 U.S. Treasury Notes, 1.500% due 12-31-13 (valued
at $4,197,250, including interest)	$4,111,000	4,111,000

Total investments (Cost $1,226,498,746)† 101.73%	$1,294,128,494

Other assets and liabilities, net (1.73%)		($22,044,093)

Total net assets 100.00%	$1,272,084,401

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 9-30-11.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a percentage of	Value as of
Issuer, description	Acquisition date	Acquisition cost	Fund’s net assets	9-30-11

BancTec, Inc.	6-20-07	$4,728,640	0.04%	$541,822
common stock

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 9-30-11.

† At 9-30-11, the aggregate cost of investment securities for federal income tax purposes was $1,236,013,686. Net unrealized appreciation aggregated $58,114,808, of which $191,857,026 related to appreciated investment securities and $133,742,218 related to depreciated investment securities.

14	Rainier Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,199,645,684)
including $26,301,162 of securities loaned (Note 2)	$1,267,273,606
Investments in affiliated issuers, at value (Cost $26,853,062) (Note 2)	26,854,888

Total investments, at value (Cost $1,226,498,746)	1,294,128,494
Cash	975
Receivable for investments sold	8,186,746
Receivable for fund shares sold	739,323
Dividends and interest receivable	650,884
Receivable for securities lending income	3,664
Receivable due from adviser	338
Other receivables and prepaid expenses	189,250

Total assets	1,303,899,674

Liabilities

Payable for investments purchased	3,859,797
Payable for fund shares repurchased	784,682
Payable upon return of securities loaned (Note 2)	26,852,868
Payable to affiliates
Accounting and legal services fees	8,868
Transfer agent fees	88,263
Trustees’ fees	76,593
Other liabilities and accrued expenses	144,202

Total liabilities	31,815,273

Net assets

Paid-in capital	$1,576,113,729
Accumulated net investment loss	(1,899,802)
Accumulated net realized loss on investments	(369,759,274)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	67,629,748

Net assets	$1,272,084,401

See notes to financial statements	Semiannual report | Rainier Growth Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($327,667,829 ÷ 18,088,049 shares)	$18.12
Class B ($23,046,112 ÷ 1,302,667 shares)[1]	$17.69
Class C ($16,904,644 ÷ 955,753 shares)[1]	$17.69
Class I ($217,915,837 ÷ 11,844,210 shares)	$18.40
Class R1 ($205,057 ÷ 11,443 shares)	$17.92
Class R3 ($80,098 ÷ 4,452 shares)	$17.99
Class R4 ($80,925 ÷ 4,452 shares)	$18.18
Class R5 ($81,763 ÷ 4,458 shares)	$18.34
Class R6 ($92,040 ÷ 4,998 shares)	$18.42
Class T ($65,461,918 ÷ 3,636,169 shares)	$18.00
Class ADV ($17,815,735 ÷ 975,294 shares)	$18.27
Class NAV ($602,732,443 ÷ 32,723,433 shares)	$18.42

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.07
Class T (net asset value per share ÷ 95%)[2]	$18.95

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Rainier Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,426,992
Interest	734
Securities lending	85,940
Other income	407,247
Less foreign taxes withheld	(79,870)

Total investment income	5,841,043

Expenses

Investment management fees (Note 4)	5,790,532
Distribution and service fees (Note 4)	859,087
Accounting and legal services fees (Note 4)	98,604
Transfer agent fees (Note 4)	543,724
Trustees’ fees (Note 4)	50,783
State registration fees (Note 4)	72,539
Printing and postage (Note 4)	96,653
Professional fees	94,114
Custodian fees	95,681
Registration and filing fees	23,199
Other	4,443

Total expenses	7,729,359
Less expense reductions (Note 4)	(43,035)

Net expenses	7,686,324

Net investment loss	(1,845,281)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	54,336,025
Investments in affiliated issuers	(99)
Foreign currency transactions	525
54,336,451
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(284,856,985)
Investments in affiliated issuers	(338)
Translation of assets and liabilities in foreign currencies	(544)
(284,857,867)
Net realized and unrealized loss	(230,521,416)
Decrease in net assets from operations	($232,366,697)

See notes to financial statements	Semiannual report | Rainier Growth Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	9-30-11	ended
	(Unaudited)	3-31-11
Increase (decrease) in net assets

From operations
Net investment loss	($1,845,281)	($892,366)
Net realized gain	54,336,451	130,626,108
Change in net unrealized appreciation (depreciation)	(284,857,867)	102,962,390

Increase (decrease) in net assets resulting from operations	(232,366,697)	232,696,132

Distributions to shareholders
From net investment income
Class I	—	(217,850)
Class R5	—	(41)
Class NAV	—	(907,978)

Total distributions	—	(1,125,869)

From Fund share transactions (Note 5)	(116,875,689)	(72,729,494)

Total increase (decrease)	(349,242,386)	158,840,769

Net assets

Beginning of period	1,621,326,787	1,462,486,018

End of period	$1,272,084,401	$1,621,326,787

Accumulated net investment loss	($1,899,802)	($54,521)

18	Rainier Growth Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]	3-31-08[3]	3-31-07[3]

Per share operating performance

Net asset value, beginning of period	$21.32	$18.31	$12.84	$20.91	$20.44	$19.07
Net investment loss	(0.05)[4]	(0.06)[4]	(0.03)[4]	(0.01)[4]	(0.02)	(0.04)
Net realized and unrealized gain (loss)
on investments	(3.15)	3.07	5.50	(8.06)	0.49	1.41
Total from investment operations	(3.20)	3.01	5.47	(8.07)	0.47	1.37
Net asset value, end of period	$18.12	$21.32	$18.31	$12.84	$20.91	$20.44
Total return (%)[5]	(15.01)[6]	16.44	42.60[7]	(38.59)[7]	2.30[7]	7.18[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$328	$413	$384	$193	$164	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[8]	1.30	1.45	1.47	1.17[9]	1.30
Expenses net of fee waivers	1.25[8]	1.30	1.38	1.18	1.19[9]	1.19
Expenses net of fee waivers and credits	1.25[8]	1.30	1.34	1.18	1.19[9]	1.19
Net investment loss	(0.50)[8]	(0.33)	(0.18)	(0.04)	(0.27)	(0.38)
Portfolio turnover (%)	51	90	102	101	86	101

1 Unaudited.
2 After the close of business on 4-25-08, holders of Original Shares of the former Rainier Large Cap Growth Equity
Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the
John Hancock Rainier Growth Fund. These shares were first offered on 4-28-08. Additionally, the accounting and performance history of the Original Shares of the Predecessor Fund was redesignated as that of John Hancock
Rainier Growth Fund Class A.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Prior to the reorganization (see Note 1), the Fund was subject to a contractual expense reimbursement and recoupment plan.

See notes to financial statements	Semiannual report | Rainier Growth Fund	19

CLASS B SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$20.90	$18.10	$12.79	$22.46
Net investment loss[3]	(0.13)	(0.21)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	(3.08)	3.01	5.46	(9.58)
Total from investment operations	(3.21)	2.80	5.31	(9.67)
Net asset value, end of period	$17.69	$20.90	$18.10	$12.79
Total return (%)[4]	(15.36)[5]	15.47[6]	41.52[6]	(43.05)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$23	$31	$37	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	2.04[7]	2.13	2.45	2.82[7]
Expenses net of fee waivers	2.04[7]	2.10	2.11	2.05[7]
Expenses net of fee waivers and credits	2.04[7]	2.10	2.09	2.04[7]
Net investment loss	(1.29)[7]	(1.13)	(0.94)	(0.75)[7]
Portfolio turnover (%)	51	90	102	101[8]

1 Unaudited.
2 The inception date for Class B shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS C SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$20.90	$18.10	$12.79	$22.46
Net investment loss[3]	(0.13)	(0.21)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	(3.08)	3.01	5.46	(9.58)
Total from investment operations	(3.21)	2.80	5.31	(9.67)
Net asset value, end of period	$17.69	$20.90	$18.10	$12.79
Total return (%)[4]	(15.36)[5]	15.47[6]	41.52[6]	(43.05)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$22	$24	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.09[7]	2.16	2.34	2.82[7]
Expenses net of fee waivers	2.09[7]	2.10	2.21	2.05[7]
Expenses net of fee waivers and credits	2.09[7]	2.10	2.09	2.04[7]
Net investment loss	(1.33)[7]	(1.13)	(0.93)	(0.77)[7]
Portfolio turnover (%)	51	90	102	101[8]

1 Unaudited.
2 The inception date for Class C shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

20	Rainier Growth Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]	3-31-08[3]	3-31-07[3,4]

Per share operating performance

Net asset value, beginning of period	$21.61	$18.50	$12.92	$20.98	$20.44	$20.94
Net investment income (loss)[5]	(0.01)	0.02	0.04	0.04	—[6]	—[6]
Net realized and unrealized gain (loss)
on investments	(3.20)	3.11	5.54	(8.09)	0.54	(0.50)
Total from investment operations	(3.21)	3.13	5.58	(8.05)	0.54	(0.50)
Less distributions
From net investment income	—	(0.02)	—[6]	(0.01)	—	—
Net asset value, end of period	$18.40	$21.61	$18.50	$12.92	$20.98	$20.44
Total return (%)	(14.85)[7]	16.93	43.20	(38.36)	2.64	(2.39)[7,8]

Ratios and supplemental data

Net assets, end of period (in millions)	$218	$237	$208	$133	$136	$537
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[10]	0.86	0.90	0.86	0.92[9]	1.00[10]
Expenses net of fee waivers	0.89[10]	0.86	0.90	0.86	0.94[9]	0.94[10]
Expenses net of fee waivers and credits	0.89[10]	0.86	0.90	0.86	0.94[9]	0.94[10]
Net investment income (loss)	(0.13)[10]	0.10	0.26	0.22	(0.02)	0.15[10]
Portfolio turnover (%)	51	90	102	101	86	101[11]

1 Unaudited.
2 After the close of business on 4-25-08, holders of Institutional Shares of the former Rainier Large Cap Growth
Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Rainier Growth Fund. These shares were first offered on 4-28-08. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock
Rainier Growth Fund Class I.
3 Audited by previous independent registered public accounting firm.
4 The inception date for Class I shares is 2-20-07.
5 Based on the average daily shares outstanding.
6 Less than ($0.005) per share.
7 Not annualized.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Prior to the reorganization (see Note 1), the Fund was subject to a contractual expense reimbursement and recoupment plan.
10 Annualized.
11 Annualized based on investments held for a full year.

CLASS R1 SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$21.14	$18.23	$12.84	$22.46
Net investment loss[3]	(0.10)	(0.14)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	(3.12)	3.05	5.50	(9.54)
Total from investment operations	(3.22)	2.91	5.39	(9.62)
Net asset value, end of period	$17.92	$21.14	$18.23	$12.84
Total return (%)[4]	(15.23)[5]	15.96	41.98	(42.83)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.72[7]	8.39	13.91	8.70[7]
Expenses net of fee waivers	1.69[7]	1.72	1.78	1.64[7]
Expenses net of fee waivers and credits	1.69[7]	1.72	1.78	1.64[7]
Net investment loss	(0.94)[7]	(0.75)	(0.65)	(0.50)[7]
Portfolio turnover (%)	51	90	102	101[8]

1 Unaudited.
2 The inception date for Class R1 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Rainier Growth Fund	21

CLASS R3 SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$21.21	$18.27	$12.85	$22.46
Net investment loss[3]	(0.09)	(0.12)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	(3.13)	3.06	5.49	(9.55)
Total from investment operations	(3.22)	2.94	5.42	(9.61)
Net asset value, end of period	$17.99	$21.21	$18.27	$12.85
Total return (%)[4]	(15.18)[5]	16.09	42.18	(42.79)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.72[7]	16.72	13.68	8.57[7]
Expenses net of fee waivers	1.59[7]	1.61	1.62	1.54[7]
Expenses net of fee waivers and credits	1.59[7]	1.61	1.62	1.54[7]
Net investment loss	(0.84)[7]	(0.64)	(0.46)	(0.40)[7]
Portfolio turnover (%)	51	90	102	101[8]

1 Unaudited.
2 The inception date for Class R3 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS R4 SHARES Period ended	9-30-11[1]	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$18.38	$12.88	$22.46
Net investment loss[3]	(0.06)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.14)	5.53	(9.56)
Total from investment operations	(0.20)	5.50	(9.58)
Net asset value, end of period	$18.18	$18.38	$12.88
Total return (%)[4]	(15.05)[5]	42.70	(42.65)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.34[7]	13.33	8.26[7]
Expenses net of fee waivers	1.29[7]	1.32	1.24[7]
Expenses net of fee waivers and credits	1.29[7]	1.32	1.24[7]
Net investment loss	(0.54)[7]	(0.16)	(0.10)[7]
Portfolio turnover (%)	51	102	101[8]

1 Unaudited.
2 The inception date for Class R4 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

22	Rainier Growth Fund | Semiannual report	See notes to financial statements

CLASS R5 SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$21.56	$18.47	$12.91	$22.46
Net investment income (loss)[3]	(0.02)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss) on investments	(3.20)	3.12	5.54	(9.57)
Total from investment operations	(3.22)	3.10	5.56	(9.54)
Less distributions
From net investment income (loss)	—	(0.01)	—[4]	(0.01)
Net asset value, end of period	$18.34	$21.56	$18.47	$12.91
Total return (%)[5]	(14.94)[6]	16.78	43.07	(42.48)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.96[8]	16.17	12.97	7.95[8]
Expenses net of fee waivers	0.99[8]	1.01	1.02	0.94[8]
Expenses net of fee waivers and credits	0.99[8]	1.01	1.02	0.94[8]
Net investment income (loss)	(0.24)[8]	(0.03)	0.14	0.20[8]
Portfolio turnover (%)	51	90	102	101[9]

1 Unaudited.
2 The inception date for Class R5 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS R6 SHARES Period ended	9-30-11[1,2]

Per share operating performance

Net asset value, beginning of period	$20.01
Net investment loss[3]	—[4]
Net realized and unrealized loss on investments	(1.59)
Total from investment operations	(1.59)
Net asset value, end of period	$18.42
Total return (%)[5]	(7.95)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.32[8]
Expenses net of fee waivers	0.86[8]
Expenses net of fee waivers and credits	0.86[8]
Net investment loss	(0.14)[8]
Portfolio turnover (%)	51

1 Unaudited.
2 Period from 9-1-11 (inception date) to 9-30-11.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements	Semiannual report | Rainier Growth Fund	23

CLASS T SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$21.20	$18.24	$12.86	$16.59
Net investment loss[3]	(0.06)	(0.09)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	(3.14)	3.05	5.49	(3.68)
Total from investment operations	(3.20)	2.96	5.38	(3.73)
Net asset value, end of period	$18.00	$21.20	$18.24	$12.86
Total return (%)[4]	(15.09)[6]	16.23	41.84	(22.48)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$65	$83	$83	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34[7]	1.47	1.84	2.07[7]
Expenses net of fee waivers	1.34[7]	1.47	1.84	1.99[7]
Expenses net of fee waivers and credits	1.34[7]	1.47	1.84	1.98[7]
Net investment loss	(0.59)[7]	(0.50)	(0.69)	(0.74)[7]
Portfolio turnover (%)	51	90	102	101[8]

1 Unaudited.
2 The inception date for Class T shares is 10-6-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS ADV SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$21.49	$18.43	$12.90	$22.46
Net investment income (loss)[3]	(0.04)	(0.03)	—[4]	(0.01)
Net realized and unrealized gain (loss) on investments	(3.18)	3.09	5.53	(9.55)
Total from investment operations	(3.22)	3.06	5.53	(9.56)
Net asset value, end of period	$18.27	$21.49	$18.43	$12.90
Total return (%)[5]	(14.98)[6]	16.60	42.87	(42.56)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$22	$18	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31[7]	1.37	1.25	1.14[7]
Expenses net of fee waivers	1.14[7]	1.14	1.14	1.14[7]
Expenses net of fee waivers and credits	1.14[7]	1.14	1.14	1.14[7]
Net investment income (loss)	(0.38)[7]	(0.17)	0.01	(0.04)[7]
Portfolio turnover (%)	51	90	102	101[8]

1 Unaudited.
2 The inception date for Class ADV shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

24	Rainier Growth Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$21.63	$18.51	$12.91	$22.46
Net investment income (loss)[3]	—[4]	0.03	0.05	0.04
Net realized and unrealized gain (loss) on investments	(3.21)	3.11	5.55	(9.57)
Total from investment operations	(3.21)	3.14	5.60	(9.53)
Less distributions
From net investment income	—	(0.02)	—[4]	(0.02)
Net asset value, end of period	$18.42	$21.63	$18.51	$12.91
Total return (%)	(14.84)[5]	17.00	43.38	(42.44)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$603	$813	$708	$400
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[6]	0.80	0.82	0.83[6]
Expenses net of fee waivers	0.80[6]	0.80	0.82	0.83[6]
Expenses net of fee waivers and credits	0.80[6]	0.80	0.82	0.83[6]
Net investment income (loss)	(0.04)[6]	0.16	0.33	0.26[6]
Portfolio turnover (%)	51	90	102	101[7]

1 Unaudited.
2 The inception date for Class NAV shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Rainier Growth Fund	25

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Rainier Growth Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class T and Class ADV shares are closed to new investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Under certain circumstances, Class I shares may be converted to Class R6 shares within one year after the commencement of operations of Class R6.

The Fund is the accounting and performance successor of the Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund). On April 28, 2008, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26	Rainier Growth Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of September 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 9-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$171,413,286	$171,413,286	—	—
Consumer Staples	95,855,639	95,855,639	—	—
Energy	99,685,430	99,685,430	—	—
Financials	68,560,380	68,560,380	—	—
Health Care	171,251,906	171,251,906	—	—
Industrials	153,515,582	153,515,582	—	—
Information Technology	421,119,059	420,577,237	—	$541,822
Materials	49,691,320	49,691,320	—	—
Telecommunication
Services	25,683,578	25,683,578	—	—
Utilities	6,386,426	6,386,426	—	—
Securities Lending
Collateral	26,854,888	26,854,888	—	—
Short-Term Investments	4,111,000	—	$4,111,000	—

Total Investments
in Securities	$1,294,128,494	$1,289,475,672	$4,111,000	$541,822

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended September 30, 2011, there were no significant transfers in or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Semiannual report | Rainier Growth Fund	27

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

The Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended September 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $414,580,785 available to offset future net realized capital gains as of March 31, 2011.

At March 31, 2011, capital loss carryforward available to offset future realized gains is as follows:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MARCH 31
2012	2016	2017	2018

$86,800,122	$25,121,985	$47,871,200	$254,787,478

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required

28	Rainier Growth Fund | Semiannual report

to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, expiration of capital loss carryforward, wash sale loss deferrals and merger related transactions.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser based on aggregate net assets of the Fund and John Hancock Growth Equity Trust (Growth Equity). Growth Equity is a series of John Hancock Variable Insurance Trust, an affiliate of the Fund, managed by the Adviser.

Semiannual report | Rainier Growth Fund	29

The management fee is equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $3,000,000,000 of the Fund’s aggregate net assets; (b) 0.725% of the next $3,000,000,000; and (c) 0.700% of the Fund’s aggregate net assets in excess of $6,000,000,000. The Adviser has a subadvisory agreement with Rainier Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35%, 2.10%, 2.10%, 1.04%, 1.70%, 1.60%, 1.30%, 1.00%, 0.86%, 1.40%, and 1.14% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class R6, Class T and Class ADV shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until at least June 30, 2012 for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class T and Class ADV shares and June 30, 2013 for Class R6 shares. Prior to August 1, 2011, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.69%, 1.59%, 1.29% and 0.99% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, and the limits for the remainder of the share classes above were unchanged.

For the six months ended September 30, 2011, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	—
Class B	—
Class C	—
Class I	—
Class R1	$5,721
Class R3	5,956
Class R4	5,979
Class R5	6,002
Class R6	1,194
Class T	—
Class ADV	18,183
Total	$43,035

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2011 were equivalent to a net annual affective rate of 0.74% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4, Class T and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under

30	Rainier Growth Fund | Semiannual report

a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class T	0.30%	—
Class ADV	0.25%	—

Currently, only 0.25% is charged to Class A shares for 12b-1 fees.

Sales charges. Class A and Class T shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $53,229 and $18,179, respectively, for the six months ended September 30, 2011. Of this amount, $5,260 and $2,760 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $9,891 and $5,060 was paid as sales commissions to broker-dealers and $38,078 and $10,359 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser for Class A and Class T shares, respectively.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2011, CDSCs received by the Distributor amounted to $17,998 and $545 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Rainier Growth Fund	31

Class level expenses. Class level expenses for the six months ended September 30, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$479,187	$327,836	$10,305	$56,600
Class B	136,891	23,379	6,225	3,737
Class C	100,485	17,173	6,392	5,421
Class I	—	91,635	10,489	5,892
Class R1	589	37	6,074	38
Class R3	225	15	6,074	2
Class R4	113	15	6,074	2
Class R5	—	15	6,074	2
Class R6	—	2	1,192	2
Class T	115,924	66,072	6,727	21,980
Class ADV	25,673	17,545	6,913	2,977
Total	$859,087	$543,724	$72,539	$96,653

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2011 and for the year ended March 31, 2011 were as follows:

	Six months ended 9-30-11		Year ended 3-31-11
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,783,751	$36,205,493	3,094,419	$57,820,459
Repurchased	(3,049,314)	(62,231,429)	(4,714,525)	(89,251,765)

Net decrease	(1,265,563)	($26,025,936)	(1,620,106)	($31,431,306)

Class B shares

Sold	93,243	$1,914,929	142,985	$2,677,017
Repurchased	(251,198)	(5,078,222)	(748,365)	(13,742,006)

Net decrease	(157,955)	($3,163,293)	(605,380)	($11,064,989)

Class C shares

Sold	20,626	$411,926	52,563	$977,754
Repurchased	(103,904)	(2,064,420)	(321,596)	(5,930,646)

Net decrease	(83,278)	($1,652,494)	(269,033)	($4,952,892)

Class I shares

Sold	2,901,868	$62,751,641	2,591,470	$49,596,314
Distributions reinvested	—	—	8,647	178,817
Repurchased	(2,026,832)	(42,052,863)	(2,889,847)	(53,823,414)

Net increase (decrease)	875,036	$20,698,778	(289,730)	($4,048,283)

32	Rainier Growth Fund | Semiannual report

	Six months ended 9-30-11		Year ended 3-31-11
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	630	$12,572	1,300	$26,275
Repurchased	(68)	(1,268)	(125)	(2,162)

Net increase	562	$11,304	1,175	$24,113

Class R5 shares

Distributions reinvested	—	—	2	$41

Net increase	—	—	2	$41

Class R6 Shares[1]

Sold	4,998	$100,000	—	—

Net increase	4,998	$100,000	—	—

Class T shares

Sold	33,361	$676,768	87,219	$1,620,253
Repurchased	(326,120)	(6,650,172)	(707,067)	(13,076,910)

Net decrease	(292,759)	($5,973,404)	(619,848)	($11,456,657)

Class ADV shares

Sold	193,634	$4,028,980	410,535	$7,788,383
Repurchased	(252,569)	(5,248,635)	(340,936)	(6,229,450)

Net increase (decrease)	(58,935)	($1,219,655)	69,599	$1,558,933

Class NAV shares

Sold	461,406	$9,538,723	2,133,669	$40,791,972
Distributions reinvested	—	—	43,885	907,978
Repurchased	(5,343,883)	(109,189,712)	(2,810,046)	(53,058,404)

Net decrease	(4,882,477)	($99,650,989)	(632,492)	($11,358,454)

Net decrease	(5,860,371)	($116,875,689)	(3,965,813)	($72,729,494)

1 Period from 9-1-11 (inception date) to 9-30-11.

There were no Fund share transactions for the six months ended September 30, 2011 and for the year ended March 31, 2011 for Class R3 and Class R4 shares.

Affiliates of the Fund owned 78%, 100%, 100%, 100%, 100% and 100% of shares of beneficial interest of Class R1, Class R3, Class R4, Class R5, Class R6 and Class NAV shares, respectively, on September 30, 2011.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $783,458,825 and $886,792,173, respectively, for the six months ended September 30, 2011.

Semiannual report | Rainier Growth Fund	33

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Rainier Growth Fund (the Fund), a series of John Hancock Funds III, met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Rainier Investment Management, Inc. (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of

34	Rainier Growth Fund | Semiannual report

the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5-7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered

Semiannual report | Rainier Growth Fund	35

investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Rainier Growth Fund Class A Shares	16.59%	–4.85%	2.18%	0.02%
Large Growth Category Average	15.84%	–2.17%	3.07%	0.76%
Russell 1000 Growth TR Index	16.71%	–0.47%	3.75%	0.02%

The Board noted that, although the Fund had underperformed its Category’s average performance over three longer comparison periods, the Fund’s performance had recently improved. The Board noted that the Fund had underperformed its benchmark index’s performance over a sustained period. The Board concluded that the steps the Adviser and Subadviser were taking had not yet resulted in outperformance and that the Board would continue to monitor Fund performance for improvement over time.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including

36	Rainier Growth Fund | Semiannual report

transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was three basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2010 financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.75%	0.72%
Gross Expense Ratio	1.35%	1.30%
Net Expense Ratio	1.35%	1.24%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s expense ratio at 1.35% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2012. The Board favorably considered the impact of this contractual agreement toward ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting, which has had the effect of lowering the expense ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Semiannual report | Rainier Growth Fund	37

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

38	Rainier Growth Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner,* Vice Chairman	Rainier Investment Management, Inc.
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore*#	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 9-13-11

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Rainier Growth Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.	334SA 9/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/11

John Hancock

# Leveraged Companies Fund

**Semiannual Report**

9.30.11

John Hancock Leveraged Companies Fund

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 9
Financial highlights	Page 12
Notes to financial statements	Page 16
More information	Page 30

2

Leveraged Companies Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2011 with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$714.90	$5.79

Class B	1,000.00	712.40	8.78

Class C	1,000.00	712.40	8.78

Class I	1,000.00	716.50	3.95

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2011, with the same investment held until September 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$1,018.30	$6.81

Class B	1,000.00	1,014.80	10.33

Class C	1,000.00	1,014.80	10.33

Class I	1,000.00	1,020.40	4.65

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.05%, 2.05%, and 0.92% for Class A, Class B, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

3

Leveraged Companies Fund
Portfolio Summary

Value as a
percentage of
Top 10 Holdings (56.27% of Net Assets on 9-30-11)[1]	Fund’s net assets
Delta Air Lines, Inc.	9.4%
Charter Communications, Inc., Class A	7.8%
Greektown Superholdings, Inc., Series A	7.7%
Sirius XM Radio, Inc.	7.7%
United Continental Holdings, Inc.	6.3%
US Airways Group, Inc.	4.8%
Exide Technologies	3.7%
MBIA Insurance Corp. (14.000% to 01/15/2013, then 3 month LIBOR + 11.260%)	3.6%
American Pacific Corp.	2.9%
AMR Corp.	2.4%

Value as a
percentage of
Sector Composition[2]	Fund’s net assets
Consumer Discretionary	44%
Industrials	30%
Financials	10%
Materials	5%
Consumer Staples	2%
Investment Companies	2%
Telecommunication Services	1%
Other Sectors	1%
Securities Lending Collateral & Other	5%

Value as a
percentage of
Portfolio Composition	Fund’s net assets
Common Stocks	73%
Preferred Securities	8%
Corporate Bonds	6%
Convertible Bonds	4%
Investment Companies	2%
Warrants	2%
Securities Lending Collateral & Other	5%

1 Cash and cash equivalents are not included in Top 10 Holdings.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

See notes to financial statements
4

Leveraged Companies Fund
As of 9-30-11 (Unaudited)

	Shares	Value

Common Stocks 72.81%		$917,593

(Cost $977,220)

Consumer Discretionary 31.20%		393,219

Auto Components 7.31%
Autoliv, Inc.	150	7,270
Exide Technologies (I)	11,545	46,180
Federal-Mogul Corp. (I)	800	11,800
Lear Corp.	50	2,145
Tenneco, Inc. (I)	964	24,688

Automobiles 0.15%
Ford Motor Company (I)	195	1,886

Hotels, Restaurants & Leisure 1.37%
Greektown Superholdings, Inc. (I)	92	5,704
The Wendy's Company	1,285	5,898
Trump Entertainment Resorts, Inc. (I)	260	1,040
WMS Industries, Inc. (I)	265	4,661

Internet & Catalog Retail 0.16%
Liberty Media Corp. - Interactive, Series A (I)	135	1,994

Media 22.21%
AMC Networks, Inc. (I)	302	9,649
Cablevision Systems Corp., Class A	1,209	19,018
Canadian Satellite Radio Holdings, Inc., Class A (I)	5,900	16,947
Charter Communications, Inc., Class A (I)	2,104	98,551
Cinemark Holdings, Inc.	100	1,888
DISH Network Corp. (I)	605	15,161
Sinclair Broadcast Group, Inc., Class A	1,750	12,548
Sirius XM Radio, Inc. (I)	64,006	96,649
SuperMedia, Inc. (I)	91	141
Time Warner Cable, Inc.	150	9,401

Consumer Staples 1.51%		19,007

Food Products 0.95%
Kraft Foods, Inc., Class A	355	11,921

Household Products 0.56%
Spectrum Brands Holdings, Inc. (I)	300	7,086

Energy 0.45%		5,699

Energy Equipment & Services 0.16%
Vantage Drilling Company (I)	1,650	2,063

Oil, Gas & Consumable Fuels 0.29%
Dominion Petroleum, Ltd., GDR (I)	33,000	1,754
YPF SA ADR	55	1,882

Financials 5.77%		72,673

Capital Markets 2.81%
Janus Capital Group, Inc. (L)	460	2,760
Morgan Stanley	525	7,088
Solar Senior Capital, Ltd.	506	7,231
Tetragon Financial Group, Ltd.	1,391	8,830
The Goldman Sachs Group, Inc.	100	9,455

Consumer Finance 0.39%
Discover Financial Services	215	4,932

See notes to financial statements
5

Leveraged Companies Fund
As of 9-30-11 (Unaudited)

	Shares	Value

Financials (continued)

Diversified Financial Services 1.34%
Citigroup, Inc.	78	$1,998
KKR Financial Holdings LLC	2,010	14,934

Real Estate Investment Trusts 1.16%
iStar Financial, Inc. (I)(L)	2,500	14,550

Thrifts & Mortgage Finance 0.07%
The PMI Group, Inc. (I)	4,475	895

Health Care 1.15%		14,511

Health Care Equipment & Supplies 0.14%
Alere, Inc. (I)	90	1,769

Pharmaceuticals 1.01%
Johnson & Johnson	200	12,742

Industrials 26.46%		333,512

Air Freight & Logistics 0.51%
FedEx Corp.	95	6,430

Airlines 23.03%
Alaska Air Group, Inc. (I)	120	6,755
Delta Air Lines, Inc. (I)	15,843	118,823
Pinnacle Airlines Corp. (I)	8,265	24,216
United Continental Holdings, Inc. (I)	4,125	79,943
US Airways Group, Inc. (I)(L)	11,000	60,500

Building Products 0.10%
USG Corp. (I)(L)	185	1,245

Road & Rail 0.42%
Union Pacific Corp.	65	5,309

Trading Companies & Distributors 2.40%
TAL International Group, Inc.	1,120	27,933
United Rentals, Inc. (I)(L)	140	2,358

Information Technology 0.57%		7,218

Software 0.57%
Microsoft Corp.	290	7,218

Materials 4.50%		56,660

Chemicals 3.97%
American Pacific Corp. (I)	5,050	37,017
Huntsman Corp.	550	5,319
LyondellBasell Industries NV, Class A	315	7,695

Containers & Packaging 0.53%
Rock-Tenn Company, Class A	95	4,625
Sealed Air Corp.	120	2,004

Telecommunication Services 0.90%		11,363

Wireless Telecommunication Services 0.90%
American Tower Corp., Class A (I)	40	2,152
Leap Wireless International, Inc. (I)	275	1,898
SBA Communications Corp., Class A (I)	60	2,069
Sprint Nextel Corp. (I)	1,725	5,244

See notes to financial statements
6

Leveraged Companies Fund
As of 9-30-11 (Unaudited)

			Shares	Value

Utilities 0.30%				$3,731

Independent Power Producers & Energy Traders 0.30%
Calpine Corp. (I)			265	3,731

Preferred Securities 8.36%				$105,427

(Cost $168,371)

Consumer Discretionary 8.23%				103,743

Auto Components 0.39%
The Goodyear Tire & Rubber Company, 5.875%			126	4,908

Automobiles 0.15%
General Motors Company, Series B, 4.750%			55	1,929

Hotels, Restaurants & Leisure 7.69%
Greektown Superholdings, Inc., Series A (I)			1,563	96,906

Financials 0.13%				1,684

Diversified Financial Services 0.13%
2010 Swift Mandatory Common Exchange Security Trust, 6.000% (S)			225	1,684

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 5.65%				$71,181

(Cost $134,593)

Consumer Discretionary 0.50%				6,306

Hotels, Restaurants & Leisure 0.50%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	$100,000	125
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	115,000	6,181

Media 0.00%
SuperMedia, Inc., Escrow Certificates (I)	--	11/15/16	115,000	0

Financials 3.57%				45,000

Insurance 3.57%
MBIA Insurance Corp. (14.000% to 01/15/2013, then 3 month
LIBOR + 11.260%) (S)	14.000	01/15/33	100,000	45,000

Industrials 1.58%				19,875

Aerospace & Defense 1.58%
Colt Defense LLC/Colt Finance Corp.	8.750	11/15/17	30,000	19,875

Convertible Bonds 4.56%				$57,523

(Cost $73,396)

Consumer Discretionary 2.22%				27,960

Media 2.22%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	24,000	27,960

Industrials 2.34%				29,563

Airlines 2.34%
AMR Corp.	6.250	10/15/14	50,000	29,563

See notes to financial statements
7

Leveraged Companies Fund
As of 9-30-11 (Unaudited)

		Shares	Value

Investment Companies 1.91%			$24,041

(Cost $21,419)

AP Alternative Assets LP		350	3,565
ProShares Ultra Dow 30		315	15,174
ProShares UltraShort Euro (I)		275	5,302

Warrants 1.98%			$24,913

(Cost $70,142)

Consumer Discretionary 1.78%			22,389

Charter Communications, Inc., Class A (Expiration Date: 11/30/2014; Strike Price:
$46.86) (I)		102	1,173
Ford Motor Company (Expiration Date: 01/01/2013; Strike Price: $9.20) (I)		9,600	21,216

Financials 0.20%			2,524

American International Group, Inc. (Expiration Date: 01/19/2021; Strike Price:
$45.00) (I)		53	324
Citigroup, Inc. (Expiration Date: 1/4/2019; Strike Price: $106.10) (I)		5,000	2,200

	Yield	Shares	Value

Securities Lending Collateral 6.46%			$81,374

(Cost $81,372)

John Hancock Collateral Investment Trust (W)	0.2515%(Y)	8,133	81,374

Total investments (Cost $1,526,012)† 101.73%			$1,282,052

Other assets and liabilities, net (1.73%)			($21,762)

Total net assets 100.00%			$1,260,290

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

GDR Global Depositary Receipt

LIBOR London Interbank Offered Rate

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 9-30-11.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 9-30-11.

† At 9-30-11, the aggregate cost of investment securities for federal income tax purposes was $1,533,637. Net unrealized depreciation aggregated $251,585, of which $173,309 related to appreciated investment securities and $424,894 related to depreciated investment securities.

See notes to financial statements
8

Leveraged Companies Fund

Statement of Assets and Liabilities — September 30, 2011 (Unaudited)

Assets

Investments in unaffiliated issuers, at value (Cost
$1,444,640) including $81,372 of securities loaned
(Note 2)	$1,200,678
Investments in affiliated issuers, at value (Cost
$81,372) (Note 2)	81,374

Total investments, at value (Cost $1,526,012)	1,282,052

Cash	46,541
Receivable for investments sold	28,123
Dividends and interest receivable	6,227
Receivable for securities lending income	18
Other receivables and prepaid expenses	61

Total assets	1,363,022

Liabilities

Payable upon return of securities loaned (Note 2)	81,375
Payable to affiliates
Accounting and legal services fees	13
Transfer agent fees	158
Trustees' fees	10
Due to adviser	3,522
Other liabilities and accrued expenses	17,654

Total liabilities	102,732

Net assets

Paid in capital	$1,537,475
Undistributed net investment income	12,068
Accumulated net realized (loss) on investments
and foreign currency transactions	(45,293)
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	(243,960)

Net assets	$1,260,290

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number of
shares authorized with no par value
Class A ($244,861 ÷ 29,307.2 shares)	$8.35
Class B ($239,076 ÷ 28,802 shares)[1]	$8.30
Class C ($239,064 ÷ 28,803 shares)[1]	$8.30
Class I ($537,289 ÷ 64,044 shares)	$8.39

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$8.79

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements
9

Leveraged Companies Fund

Statement of Operations — For the six-month period ended September 30, 2011 (Unaudited)

Investment income

Interest	$13,461
Dividends	4,738
Securities lending	152

Total investment income	18,351

Expenses

Investment management fees (Note 5)	6,086
Distribution and service fees (Note 5)	3,554
Accounting and legal services fees (Note 5)	109
Transfer agent fees (Note 5)	1,040
Trustees' fees (Note 5)	50
Professional fees	18,957
Custodian fees	7,498
Registration and filing fees	5,070
Other	5,202

Total expenses	47,566
Less expense reductions (Note 5)	(35,947)

Net expenses	11,619

Net investment income	6,732

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(26,544)
Investments in affiliated issuers	(17)
Foreign currency transactions	291
(26,270)

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	(483,313)
Investments in affiliated issuers	6
Translation of assets and liabilities in foreign
currencies	24

(483,283)

Net realized and unrealized loss	(509,553)

Decrease in net assets from operations	$ (502,821)

See notes to financial statements
10

Leveraged Companies Fund

Statements of Changes in Net Assets

	Six months
	ended	Year ended
	9/30/11	3/31/11
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$6,732	$12,907
Net realized loss	(26,270)	(6,797)
Change in net unrealized appreciation
(depreciation)	(483,283)	146,022

Increase (decrease) in net assets resulting
from operations	(502,821)	152,132

Distributions to shareholders
From net investment income
Class A	—	(3,450)
Class B	—	(1,313)
Class C	—	(1,312)
Class I	—	(6,583)
From net realized gain
Class A	—	(8,144)
Class B	—	(8,052)
Class C	—	(8,053)
Class I	—	(11,545)

Total distributions	—	(48,452)

From Fund share transactions (Note 6)	(2,045)	319,964

Total increase (decrease)	(504,866)	423,644

Net assets

Beginning of period	1,765,156	1,341,512

End of period	$1,260,290	$1,765,156

Undistributed net investment income	$12,068	$5,336

See notes to financial statements
11

Leveraged Companies Fund

Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$11.68	$10.78	$4.19	$10.00
Net investment income[3]	0.05	0.12	0.29	0.33
Net realized and unrealized gain (loss) on
investments	(3.38)	1.19	7.00	(5.83)
Total from investment operations	(3.33)	1.31	7.29	(5.50)

Less distributions
From net investment income	—	(0.12)	(0.54)	(0.31)
From net realized gain	—	(0.29)	(0.16)	—
Total distributions	—	(0.41)	(0.70)	(0.31)

Net asset value, end of period	$8.35	$11.68	$10.78	$4.19

Total return (%)[4,5]	(28.51)[6]	12.09	177.42	(55.97)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$245	$342	$305	$110
Ratios (as a percentage of average net
assets):
Expenses before reductions	5.77[7]	7.43	10.56	13.91[7]
Expenses net of fee waivers	1.35[7]	1.35	1.41	1.21[7]
Expenses net of fee waivers and credits	1.35[7]	1.35	1.35	1.21[7]
Net investment income	0.91[7]	1.07	3.63	4.87[7]
Portfolio turnover (%)	13	34	83	18

1 Unaudited.
2 The inception date for Class A shares is 5-1-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements
12

Leveraged Companies Fund

Financial Highlights (For a share outstanding throughout the period)

Class B Shares

Period ended
	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$11.65	$10.76	$4.19	$10.00
Net investment income[3]	0.01	0.04	0.23	0.28
Net realized and unrealized gain (loss) on
investments	(3.36)	1.19	6.99	(5.82)
Total from investment operations	(3.35)	1.23	7.22	(5.54)

Less distributions
From net investment income	—	(0.05)	(0.49)	(0.27)
From net realized gain	—	(0.29)	(0.16)	—
Total distributions	—	(0.34)	(0.65)	(0.27)

Net asset value, end of period	$8.30	$11.65	$10.76	$4.19

Total return (%)[4,5]	(28.76)[6]	11.33	175.60	(56.26)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$239	$335	$301	$109
Ratios (as a percentage of average net
assets):
Expenses before reductions	6.47[7]	8.13	11.27	14.58[7]
Expenses net of fee waivers	2.05[7]	2.05	2.11	1.91[7]
Expenses net of fee waivers and credits	2.05[7]	2.05	2.05	1.91[7]
Net investment income	0.21[7]	0.37	2.93	4.16[7]
Portfolio turnover (%)	13	34	83	18

1 Unaudited.
2 The inception date for Class B shares is 5-1-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements
13

Leveraged Companies Fund

Financial Highlights (For a share outstanding throughout the period)

Class C Shares

Period ended
	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$11.65	$10.76	$4.19	$10.00
Net investment income[3]	0.01	0.04	0.23	0.28
Net realized and unrealized gain (loss) on
investments	(3.36)	1.19	6.99	(5.82)
Total from investment operations	(3.35)	1.23	7.22	(5.54)

Less distributions
From net investment income	—	(0.05)	(0.49)	(0.27)
From net realized gain	—	(0.29)	(0.16)	—
Total distributions	—	(0.34)	(0.65)	(0.27)

Net asset value, end of period	$8.30	$11.65	$10.76	$4.19

Total return (%)[4,5]	(28.76)[6]	11.33	175.60	(56.26)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$239	$335	$301	$109
Ratios (as a percentage of average net
assets):
Expenses before reductions	6.47[7]	8.13	11.27	14.59[7]
Expenses net of fee waivers	2.05[7]	2.05	2.11	1.91[7]
Expenses net of fee waivers and credits	2.05[7]	2.05	2.05	1.91[7]
Net investment income	0.21[7]	0.37	2.93	4.16[7]
Portfolio turnover (%)	13	34	83	18

1 Unaudited.
2 The inception date for Class C shares is 5-1-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements
14

Leveraged Companies Fund

Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$11.71	$10.79	$4.19	$10.00
Net investment income[3]	0.07	0.17	0.32	0.35
Net realized and unrealized gain (loss) on
investments	(3.39)	1.20	7.00	(5.83)
Total from investment operations	(3.32)	1.37	7.32	(5.48)

Less distributions
From net investment income	—	(0.16)	(0.56)	(0.33)
From net realized gain	—	(0.29)	(0.16)	—
Total distributions	—	(0.45)	(0.72)	(0.33)

Net asset value, end of period	$8.39	$11.71	$10.79	$4.19

Total return (%)[4]	(28.35)[5]	12.66	178.23	(55.85)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$537	$752	$433	$111
Ratios (as a percentage of average net
assets):
Expenses before reductions	5.37[6]	7.03	9.14	13.62[6]
Expenses net of fee waivers	0.92[6]	0.93	1.09	0.90[6]
Expenses net of fee waivers and credits	0.92[6]	0.93	1.04	0.90[6]
Net investment income	1.34[6]	1.48	4.01	5.18[6]
Portfolio turnover (%)	13	34	83	18

1 Unaudited.
2 The inception date for Class I shares is 5-1-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements
15

Leveraged Companies Fund

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Leveraged Companies Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of September 30, 2011, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/11	Price	Inputs	Inputs
Common Stocks	$917,593	$900,265	$10,584	$6,744
Preferred Securities	105,427	6,837	1,684	96,906
Corporate Bonds	71,181	—	71,181	—
Convertible Bonds	57,523	—	57,523	—
Investment Companies	24,041	24,041	—	—
Warrants	24,913	24,913	—	—
Securities Lending Collateral	81,374	81,374	—	—
Total investments in
Securities	$1,282,052	$1,037,430	$140,972	$103,650

16

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended September 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Common	Preferred
Investment in Securities	Stocks	Stocks	Total

Balance as of 3-31-11	$9,364	$139,216	$148,580
Realized gain (loss)	-	-	-
Changed in unrealized appreciation
(depreciation)	(2,620)	(42,310)	(44,930)
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 9-30-11	$6,744	$96,906	$103,650
Change in unrealized at period end *	($2,620)	($42,310)	($44,930)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

17

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

The Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended September 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

18

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, foreign currency transactions and partnerships.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended September 30, 2011, the Fund used forward foreign currency contracts to manage currency exposure and held forward foreign currency contracts with USD

19

absolute values ranging up to approximately $28,500, as measured at each quarter end. There were no open forward foreign currency contracts on September 30, 2011.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended September 30, 2011:

	STATEMENT OF
	OPERATIONS	FOREIGN CURRENCY
RISK	LOCATION	TRANSACTIONS*	TOTAL

Foreign Exchange	Net realized gain (loss)	$127	$127
Contracts
Totals		$127	$127

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended September 30, 2011:

		TRANSLATION OF
		ASSETS AND
	STATEMENT OF	LIABILITIES IN
	OPERATIONS	FOREIGN
RISK	LOCATION	CURRENCIES*	TOTAL

Foreign Exchange	Change in net unrealized	$24	$24
Contracts	appreciation
	(depreciation)
Totals		$24	$24

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

Note 4 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s average net assets; and (c) 0.700% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the

20

subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35% for Class A, 2.05% for Class B, 2.05% for Class C and 0.99% for Class I shares. The fee waivers and/or reimbursements will continue in effect until June 30, 2012. Prior to August 1, 2011, the fee waivers and/or reimbursements were such that these expenses would not exceed the amounts listed above for Class A, Class B and Class C shares and 0.89% for Class I shares.

Accordingly, these expense reductions amounted to $6,958, $6,803, $6,803 and $15,383 for Class A, Class B, Class C, and Class I shares, respectively, for the six months ended September 30, 2011.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2011 were equivalent to a net annual effective rate of 0.00% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fee

Class A	0.30%

Class B	1.00%

Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. For the six months ended September 30, 2011, there were no up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2011, there were no CDSCs received by the Distributor for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of

21

allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2011 were:

Class	Distribution and	Transfer agent fees
	service fees

Class A	$472	$268

Class B	1,541	262

Class C	1,541	262

Class I	-	248

Total	$3,554	$1,040

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates - Trustees' fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 - Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2011 and for the year ended March 31, 2011 were as follows:

	Six months ended		Year ended
	9/30/11		3/31/11

	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	—	—	980	$11,594

Net increase	—	—	980	$11,594

Class B shares
Distributions reinvested	—	—	792	$9,365

Net increase	—	—	792	$9,365

Class C shares
Distributions reinvested	—	—	792	$9,365

Net increase	—	—	792	$9,365

Class I shares
Sold	—	—	22,532	$271,512
Distributions reinvested	—	—	1,530	18,128
Repurchased	(177)	$ (2,045)	—	—

Net increase (decrease)	(177)	$ (2,045)	24,062	$289,640

Net increase (decrease)	(177)	$ (2,045)	26,626	$319,964

Affiliates of the Fund owned 100% of shares of beneficial interest of the Fund on September 30, 2011.

22

Note 7 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $218,942 and $213,014, respectively, for the six months ended September 30, 2011.

23

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Leveraged Companies Fund

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Leveraged Companies Fund (the Fund), a series of John Hancock Funds III, met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Manulife Asset Management (US) LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and

24

expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The

25

Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board had previously received and considered information about the Adviser’s investment performance for other funds. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout

26

the year and attaches more importance to performance over relatively longer periods of time, typically three to five years. The Board noted that the Fund had limited operational history.

Set forth below is the performance of the Fund over the one-year period ended December 31, 2010 and that of its Category and benchmark index over the same period:

	1-Yr	3-Yr	5-Yr	10-Yr

Leveraged Companies Fund Class A	38.29%	—	—	—

Moderate Allocation Category Average	12.17%	—	—	—

Russell 1000 Value TR Index	15.51%	—	—	—

The Board noted that the Fund’s performance compared favorably to the average performance of its Category and to its benchmark index’s performance for the period shown. However, the Board noted that, because of the Fund’s investment approach, no Morningstar category provides a very meaningful performance comparison.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was the same as the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2010 financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	Fund (Class A)	Peer Group Median

Advisory Fee Ratio	0.75%	0.75%

27

Gross Expense Ratio	8.42%	1.40%

Net Expense Ratio	1.35%	1.26%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.35% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2012. The Board favorably considered the impact of this contractual agreement toward ultimately lowering the Fund’s Gross Expense Ratio.

As the Fund is owned only by the Adviser or its affiliates and has no other shareholders, the Fund is considered “in development” and so the Adviser was not able to provide the Board with credible information concerning the expected profits to be realized by the Adviser and its affiliates from their relationships with the Fund.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

28

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in the prior year and on their ongoing regular review of Fund performance and operations throughout the year.

29

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Investment Management Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner, Vice Chairperson*
Stanley Martin*	Principal distributor
Hugh McHaffie†	John Hancock Funds, LLC
Dr. John A. Moore
Patti McGill Peterson*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Andrew G. Arnott	Independent registered public accounting firm
Senior Vice President and Chief Operating Officer	PricewaterhouseCoopers LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

30

John Hancock

# Small Cap Opportunities Fund

**Semiannual Report**

9.30.11

John Hancock Small Cap Opportunities Fund

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 8
Financial highlights	Page 11
Notes to financial statements	Page 15
More information	Page 29

2

Small Cap Opportunities Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses
As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2011 with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$734.60	$7.03

Class B	1,000.00	731.70	10.04

Class C	1,000.00	731.70	10.04

Class I	1,000.00	736.30	5.21

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2011, with the same investment held until September 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$1,016.90	$8.17

Class B	1,000.00	1,013.40	11.68

Class C	1,000.00	1,013.40	11.68

Class I	1,000.00	1,019.00	6.06

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.62%, 2.32%, 2.32%, and 1.20% for Class A, Class B, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

3

Small Cap Opportunities Fund
As of 9-30-11 (Unaudited)
Portfolio Summary

Value as a
percentage of
Top 10 Holdings[1] (25.4% of Net Assets)	Fund's net assets
Hexcel Corp.	3.2%
IMAX Corp.	3.0%
Cardtronics, Inc.	2.7%
KVH Industries, Inc.	2.7%
Cavium, Inc.	2.6%
Darling International, Inc.	2.4%
MEDNAX, Inc.	2.4%
VeriFone Systems, Inc.	2.2%
Ancestry.com, Inc.	2.1%
Coventry Health Care, Inc.	2.1%

Value as a
percentage of
Sector Concentration[2]	Fund's net assets
Information Technology	29%
Industrials	15%
Consumer Discretionary	15%
Health Care	12%
Energy	11%
Materials	10%
Financials	4%
Consumer Staples	2%
Other	2%

Value as a
percentage of
Fund's net
Country Concentration	assets
United States	79%
Canada	16%
Panama	2%
China	1%
Other	2%

1 Cash and cash equivalents are not included in Top 10 Holdings.
2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4

Small Cap Opportunities Fund
As of 9-30-11 (Unaudited)

	Shares	Value

Common Stocks 98.18%		$3,017,950

(Cost $3,249,543)

Consumer Discretionary 14.41%		442,879

Diversified Consumer Services 1.00%

Global Education & Technology Group, Ltd., ADR (I)	6,491	30,702

Hotels, Restaurants & Leisure 2.53%

Bally Technologies, Inc. (I)	1,538	41,495
Bravo Brio Restaurant Group, Inc. (I)	357	5,940
Buffalo Wild Wings, Inc. (I)	505	30,199

Household Durables 2.85%

iRobot Corp. (I)	2,166	54,497
Tempur-Pedic International, Inc. (I)	630	33,144

Internet & Catalog Retail 0.79%

HomeAway, Inc. (I)	722	24,274

Media 2.99%

IMAX Corp. (I)	6,355	92,020

Specialty Retail 3.16%

Lumber Liquidators Holdings, Inc. (I)	4,114	62,121
Teavana Holdings, Inc. (I)	1,724	35,066

Textiles, Apparel & Luxury Goods 1.09%

G-III Apparel Group, Ltd. (I)	1,462	33,421

Consumer Staples 2.43%		74,659

Food Products 2.43%

Darling International, Inc. (I)	5,930	74,659

Energy 10.68%		328,248

Energy Equipment & Services 3.43%

Gulfmark Offshore, Inc., Class A (I)	594	21,586
Lufkin Industries, Inc.	1,029	54,753
Pioneer Drilling Company (I)	4,059	29,144

Oil, Gas & Consumable Fuels 7.25%

Africa Oil Corp. (I)	24,064	30,313
Americas Petrogas, Inc. (I)	38,686	63,129
BlackPearl Resources, Inc. (I)	9,054	32,228
Brigham Exploration Company (I)	1,662	41,982
Ivanhoe Energy, Inc. (I)	32,224	34,480
KiOR, Inc., Class A (I)	594	12,320
Solazyme, Inc. (I)	865	8,313

Financials 4.35%		133,819

Capital Markets 2.97%

Evercore Partners, Inc., Class A	2,365	53,922
Solar Senior Capital, Ltd.	2,616	37,383

Consumer Finance 1.38%

Cash America International, Inc.	831	42,514

See notes to financial statements	5

Small Cap Opportunities Fund
As of 9-30-11 (Unaudited)

	Shares	Value
Health Care 12.24%		$376,380

Health Care Equipment & Supplies 5.16%

Align Technology, Inc. (I)	3,325	50,440
Arthrocare Corp. (I)	865	24,886
SonoSite, Inc. (I)	1,145	34,739
Thoratec Corp. (I)	1,490	48,634

Health Care Providers & Services 4.54%

Coventry Health Care, Inc. (I)	2,278	65,629
MEDNAX, Inc. (I)	1,181	73,978

Pharmaceuticals 2.54%

Impax Laboratories, Inc. (I)	1,996	35,748
Par Pharmaceutical Companies, Inc. (I)	1,590	42,326

Industrials 14.95%		459,521

Aerospace & Defense 7.16%

BE Aerospace, Inc. (I)	1,553	51,420
Hexcel Corp. (I)	4,431	98,191
The Keyw Holding Corp. (I)	4,469	31,775
Triumph Group, Inc.	792	38,602

Airlines 2.05%

Copa Holdings SA, Class A	1,028	62,986

Building Products 3.13%

Quanex Building Products Corp.	3,268	35,785
Trex Company, Inc. (I)	3,763	60,321

Machinery 1.36%

Graham Corp.	2,518	41,900

Professional Services 1.25%

RPX Corp. (I)	1,861	38,541

Information Technology 29.21%		897,876

Communications Equipment 2.67%

KVH Industries, Inc. (I)	10,358	81,932

Internet Software & Services 6.65%

Ancestry.com, Inc. (I)	2,802	65,847
Bankrate, Inc. (I)	2,270	34,527
Demand Media, Inc. (I)	4,091	32,728
TechTarget, Inc. (I)	6,647	37,954
XO Group, Inc. (I)	4,096	33,464

IT Services 4.96%

Cardtronics, Inc. (I)	3,683	84,414
VeriFone Systems, Inc. (I)	1,948	68,219

Semiconductors & Semiconductor Equipment 5.17%

Atmel Corp. (I)	3,499	28,237
Cavium, Inc. (I)	2,997	80,949
Ceva, Inc. (I)	2,042	49,641

Software 9.76%

BroadSoft, Inc. (I)	2,003	60,791

See notes to financial statements	6

Small Cap Opportunities Fund
As of 9-30-11 (Unaudited)

	Shares	Value
Information Technology (continued)

Concur Technologies, Inc. (I)	1,420	$52,852
Fortinet, Inc. (I)	1,819	30,559
Monotype Imaging Holdings, Inc. (I)	5,034	61,062
Rosetta Stone, Inc. (I)	3,957	36,207
Ultimate Software Group, Inc. (I)	1,252	58,493

Materials 9.91%		304,568

Chemicals 3.90%

Karnalyte Resources, Inc. (I)	3,808	53,710
LSB Industries, Inc. (I)	909	26,061
Neo Material Technologies, Inc. (I)	6,599	40,177

Metals & Mining 6.01%

Avalon Rare Metals, Inc. (I)	13,549	35,815
Carpenter Technology Corp.	909	40,805
Focus Metals, Inc.	13,903	9,022
Pretium Resources, Inc. (I)	4,716	44,914
San Gold Corp. (I)	25,988	54,064

Issuer	Notional par	Value

Options Purchased 0.41%		$12,600

(Cost $8,064)

Put Options 0.41%		12,600

Keyw Holding Corp. (Expiration Date:11-19-11; Strike Price: $10.00) (I)	4,200	12,600

	Shares	Value

Warrants 0.03%		$1,051

(Cost $0)
Focus Metals Inc. (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)	6,951	862
Frontier Rare Earths, Ltd. (Expiration Date: 11-30-12, Strike Price: CAD 4.60) (I)	4,394	189

Total investments (Cost $3,257,607)† 98.62%		$3,031,601

Other assets and liabilities, net 1.38%		$42,304

Total net assets 100.00%		$3,073,905

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollar

(I) Non-income producing security.

† At 9-30-11, the aggregate cost of investment securities for federal income tax purposes was $3,351,690. Net unrealized depreciation aggregated $320,089, of which $263,765 related to appreciated investment securities and $583,854 related to depreciated investment securities.

The Fund had the following country composition as a percentage of total net assets on 9-30-11:

United States	79%
Canada	16%
Panama	2%
China	1%
Other	2%

See notes to financial statements	7

Small Cap Opportunities Fund

Statement of Assets and Liabilities — September 30, 2011 (Unaudited)

Assets

Investments at value (Cost $3,257,607)	$3,031,601
Cash	29,422
Receivable for investments sold	49,344
Dividends receivable	307
Receivable due from adviser	237
Other receivables and prepaid expenses	103

Total assets	3,111,014

Liabilities

Payable for investments purchased	10,824
Written options, at value, (Premiums received
$3,584) (Note 3)	7,743
Payable to affiliates
Accounting and legal services fees	34
Transfer agent fees	432
Trustees’ fees	19
Other liabilities and accrued expenses	18,057
Total liabilities	37,109

Net assets

Paid in capital	$2,648,155
Accumulated net investment loss	(38,119)
Accumulated net realized gain on investments,
written options and foreign currency transactions	694,039
Net unrealized appreciation (depreciation) on
investments, written options and translation of
assets and liabilities in foreign currencies	(230,170)

Net assets	$3,073,905

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($773,763 ÷ 61,329 shares)	$12.62
Class B ($759,067 ÷ 61,161 shares)[1]	$12.41
Class C ($759,073 ÷ 61,161 shares)[1]	$12.41
Class I ($782,002 ÷ 61,444 shares)	$12.73

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.28

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	8

Small Cap Opportunities Fund

Statement of Operations — For the six-month period ended September 30, 2011 (Unaudited)

Investment income

Dividends	$5,588
Securities lending	1,507
Interest	2

Total investment income	7,097

Expenses

Investment management fees (Note 5)	17,640
Distribution and service fees (Note 5)	11,171
Accounting and legal services fees (Note 5)	262
Transfer agent fees (Note 5)	2,856
Trustees' fees (Note 5)	120
Professional fees	16,992
Custodian fees	9,668
Registration and filing fees	5,578
Other	5,130

Total expenses	69,417
Less expense reductions (Note 5)	(33,017)

Net expenses	36,400

Net investment loss	(29,303)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	207,956
Investments in affiliated issuers	22
Written options (Note 3)	(4,421)
Foreign currency transactions	(250)
203,307
Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	(1,285,547)
Investments in affiliated issuers	(7)
Written options (Note 3)	(4,159)
Translation of assets and liabilities in foreign
currencies	(297)
(1,290,010)
Net realized and unrealized loss	(1,086,703)

Decrease in net assets from operations	$ (1,116,006)

See notes to financial statements	9

Small Cap Opportunities Fund

Statements of Changes in Net Assets

	Six months
	ended	Year ended
	9-30-11	3-31-11
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment loss	($29,303)	($44,485)
Net realized gain	203,307	823,097
Change in net unrealized appreciation
(depreciation)	(1,290,010)	281,400

Increase (decrease) in net assets resulting
from operations	(1,116,006)	1,060,012

Distributions to shareholders
From net investment income
Class A	—	(4,267)
Class I	—	(6,925)
From net realized gain
Class A	—	(105,616)
Class B	—	(105,671)
Class C	—	(105,671)
Class I	—	(105,579)

Total distributions	—	(433,729)

From Fund share transactions (Note 6)	—	433,729

Total increase (decrease)	(1,116,006)	1,060,012

Net assets

Beginning of period	4,189,911	3,129,899

End of period	$3,073,905	$4,189,911

Accumulated net investment loss	($38,119)	($8,816)

See notes to financial statements	10

Small Cap Opportunities Fund

Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$17.18	$14.49	$9.39	$10.00
Net investment loss[3]	(0.10)	(0.16)	(0.14)	(0.03)
Net realized and unrealized gain (loss) on
investments	(4.46)	4.88	6.35	(0.58)
Total from investment operations	(4.56)	4.72	6.21	(0.61)

Less distributions
From net investment income	—	(0.08)	—	—
From net realized gain	—	(1.95)	(1.11)	—
Total distributions	—	(2.03)	(1.11)	—

Net asset value, end of period	$12.62	$17.18	$14.49	$9.39

Total return (%)[4,5]	(26.54)[6]	34.27	67.14	(6.10)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$774	$1,053	$785	$470
Ratios (as a percentage of average net
assets):
Expenses before reductions	3.30[7]	3.71	4.03	12.34[7]
Expenses net of fee waivers and credits	1.62[7]	1.59	1.36	1.65[7]
Net investment loss	(1.25)[7]	(1.08)	(1.07)	(1.42)[7]
Portfolio turnover (%)	55	105	101	27

1 Unaudited.
2 Period from 1-2-09 (inception date) to 3-31-09.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	11

Small Cap Opportunities Fund

Financial Highlights (For a share outstanding throughout the period)

Class B Shares

Period ended
	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$16.96	$14.36	$9.38	$10.00
Net investment loss[3]	(0.15)	(0.26)	(0.23)	(0.05)
Net realized and unrealized gain (loss) on
investments	(4.40)	4.81	6.32	(0.57)
Total from investment operations	(4.55)	4.55	6.09	(0.62)

Less distributions
From net realized gain	—	(1.95)	(1.11)	—

Net asset value, end of period	$12.41	$16.96	$14.36	$9.38

Total return (%)[4,5]	(26.83)[6]	33.31	65.91	(6.20)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$759	$1,037	$778	$469
Ratios (as a percentage of average net
assets):
Expenses before reductions	4.00[7]	4.41	4.73	13.04[7]
Expenses net of fee waivers and credits	2.32[7]	2.29	2.06	2.35[7]
Net investment loss	(1.95)[7]	(1.78)	(1.77)	(2.12)[7]
Portfolio turnover (%)	55	105	101	27

1 Unaudited.
2 Period from 1-2-09 (inception date) to 3-31-09.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	12

Small Cap Opportunities Fund

Financial Highlights (For a share outstanding throughout the period)

Class C Shares

Period ended
	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$16.96	$14.36	$9.38	$10.00
Net investment loss[3]	(0.15)	(0.26)	(0.23)	(0.05)
Net realized and unrealized gain (loss) on
investments	(4.40)	4.81	6.32	(0.57)
Total from investment operations	(4.55)	4.55	6.09	(0.62)

Less distributions
From net realized gain	—	(1.95)	(1.11)	—
Net asset value, end of period	$12.41	$16.96	$14.36	$9.38

Total return (%)[4,5]	(26.83)[6]	33.31	65.91	(6.20)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$759	$1,037	$778	$469
Ratios (as a percentage of average net
assets):
Expenses before reductions	4.00[7]	4.41	4.73	13.04[7]
Expenses net of fee waivers and credits	2.32[7]	2.29	2.06	2.35[7]
Net investment loss	(1.95)[7]	(1.78)	(1.77)	(2.12)[7]
Portfolio turnover (%)	55	105	101	27

1 Unaudited.
2 Period from 1-2-09 (inception date) to 3-31-09.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	13

Small Cap Opportunities Fund

Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$17.29	$14.56	$9.41	$10.00
Net investment loss[3]	(0.07)	(0.10)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on
investments	(4.49)	4.91	6.36	(0.57)
Total from investment operations	(4.56)	4.81	6.26	(0.59)

Less distributions
From net investment income	—	(0.13)	—	—
From net realized gain	—	(1.95)	(1.11)	—
Total distributions	—	(2.08)	(1.11)	—

Net asset value, end of period	$12.73	$17.29	$14.56	$9.41

Total return (%)[4]	(26.37)[5]	34.77	67.54	(5.90)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$782	$1,062	$788	$470
Ratios (as a percentage of average net
assets):
Expenses before reductions	2.90[6]	3.30	3.72	12.04[6]
Expenses net of fee waivers and credits	1.20[6]	1.17	1.06	1.10[6]
Net investment loss	(0.84)[6]	(0.66)	(0.77)	(0.87)[6]
Portfolio turnover (%)	55	105	101	27

1 Unaudited.
2 Period from 1-2-09 (inception date) to 3-31-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	14

Small Cap Opportunities Fund

Notes to financial statements (unaudited)

Note 1 - Organization

John Hancock Small Cap Opportunities Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, and printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, all investments are categorized as Level 1 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended September 30, 2011, there were no significant transfers in or out of Level 1 assets.

15

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

16

The Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended September 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

17

Note 3 – Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended September 30, 2011, the Fund used purchased options to provide protection against event-driven downside risk in the equity in the near term while desiring to hold the equity for the long term earnings power of the company. During the six months ended September 30, 2011, the Fund held purchased options with markets values up to $12,600 as measured at each quarter end.

During the six months ended September 30, 2011, the Fund wrote option contracts to manage against anticipated currency exchange rates. The following tables summarize the Fund’s written options activities during the six months ended September 30, 2011 and the contracts held at September 30, 2011.

18

		PREMIUMS
	NUMBER OF	Received
	CONTRACTS	(PAID)

Outstanding, beginning of
period	-	-

Options written	204	$10,437

Options closed	(123)	(6,853)

Options exercised	-	-

Options expired	-	-

Outstanding, end of period	81	$3,584

Options on Securities

			Number
	Exercise	Expiration	of	Notional
Name of Issuer	Price	Date	Contracts	Par	Premium	Value

Calls

Keyw Holding Corp.	$12.50	May-12	17	1700	$1,088	$383

			17	1700	$1,088	$383
Puts

Keyw Holding Corp.	$7.50	Nov-11	64	6400	$2,496	$7,360

			64	6400	$2,496	$7,360

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at September 30, 2011 by risk category:

		Financial
	Statement of Assets and	instruments	Asset Derivatives	Liability Derivatives Fair
Risk	Liabilities location	location	Fair Value	Value
Equity contracts	Written options, at value	Options	-	($7,743)

Total				($7,743)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended September 30, 2011:

			Written
	STATEMENT OF OPERATIONS	Investments (Purchased	Options
RISK	LOCATION	Options)	Contracts	Total

Equity contracts	Net realized gain (loss)	$12,980	($4,421)	$8,559
Total		12,980	(4,421)	8,559

19

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended September 30, 2011:

RISK	Statement of Operations Location	Written Options Contracts

Equity contracts	Change in unrealized appreciation (depreciation)	($4,159)
Total		(4,159)

Note 4 – Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.85% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60% for Class A, 2.30% for Class B, 2.30% for Class C and 1.24% for Class I shares. The fee waivers and/or reimbursements continue in effect until June 30, 2012, for class I shares and until July 31, 2012 for Class A, Class B and Class C shares. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.65% for Class A, 2.35% for Class B and 2.35% for Class C shares prior to July 1, 2011 and 1.19% for Class I shares prior to August 1, 2011.

Accordingly, the expense reductions or reimbursements related to these agreements were $8,291, $8,144, $8,144, and $8,438 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended September 30, 2011.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2011 were equivalent to a net annual effective rate of 0.00% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense

20

was incurred. The accounting and legal services fees incurred for the six months ended September 30, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fee

Class A	0.30%

Class B	1.00%

Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. For the six months ended September 30, 2011, there were no up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2011, there were no CDSCs received by the Distributor for Class B and Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2011 were:

	Distribution and
Class	service fees	Transfer agent fees

A	$1,479	$841

B	4,846	828

C	4,846	828

I	-	359

Total	$11,171	$2,856

21

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates - Trustees' fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 - Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2011 and year ended March 31, 2011 were as follows:

	Six months ended		Year ended
	9/30/11		3/31/11

	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	—	—	7,172	$109,883

Net increase	—	—	7,172	$109,883

Class B shares
Distributions reinvested	—	—	6,975	$105,671

Net increase	—	—	6,975	$105,671

Class C shares
Distributions reinvested	—	—	6,975	$105,671

Net increase	—	—	6,975	$105,671

Class I shares
Distributions reinvested	—	—	7,305	$112,504

Net increase	—	—	7,305	$112,504

Net increase	—	—	28,427	$433,729

Affiliates of the Fund owned 100% of shares of beneficial interest of Class A, Class B, Class C and Class I on September 30, 2011.

Note 7 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $2,194,799 and $2,127,167, respectively, for the six months ended September 30, 2011.

22

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Small Cap Opportunities Fund

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Small Cap Opportunities Fund (the Fund), a series of John Hancock Funds III, met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Manulife Asset Management (US) LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a

23

format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s

24

investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board had previously received and considered information about the Adviser’s investment performance for other funds. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years. The Board noted that the Fund had limited operational history.

25

Set forth below is the performance of the Fund over the one-year period ended December 31, 2010 and that of its Category and benchmark index over the same period:

	1-Yr	3-Yr	5-Yr	10-Yr

Small Cap Opportunities Fund Class A	32.79%	—	—	—

Small Growth Category Average	27.04%	—	—	—

Russell 2000 Growth TR Index	29.09%	—	—	—

The Board noted that the Fund’s performance compared favorably to the average performance of its Category and to its benchmark index’s performance for the period shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was five basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2010 financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	Fund (Class A)	Peer Group Median

Advisory Fee Ratio	0.90%	0.85%

Gross Expense Ratio	4.20%	1.88%

Net Expense Ratio	1.52%	1.50%

26

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.60% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2012. The Board favorably considered the impact of this contractual agreement toward ultimately lowering the Fund’s Gross Expense Ratio.

As the Fund is owned only by the Adviser or its affiliates and has no other shareholders, the Fund is considered “in development” and so the Adviser was not able to provide the Board with credible information concerning the expected profits to be realized by the Adviser and its affiliates from their relationships with the Fund.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and

27

reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in the prior year and on their ongoing regular review of Fund performance and operations throughout the year.

28

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Investment Management Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson
Stanley Martin*	Principal distributor
Hugh McHaffie†	John Hancock Funds, LLC
Dr. John A. Moore * #
Patti McGill Peterson*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP
Andrew G. Arnott
Senior Vice President and Chief Operating Officer
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 9-13-11

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
www. jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

29

John Hancock
MUTUAL FUNDS

John Hancock
Disciplined Value Fund

Semiannual Report
9.30.11

A look at performance

Total returns for the period ended September 30, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A1	–7.75	–2.23	3.25	—	–21.55	–7.75	–10.66	37.70	—

Class B1	–8.47	–2.49	2.75	—	–21.86	–8.47	–11.87	31.16	—

Class C1	–4.64	–2.17	2.75	—	–18.57	–4.64	–10.38	31.16	—

Class I1	–2.53	–0.87	4.16	—	–17.31	–2.53	–4.30	50.33	—

Class I2[1,2]	–2.53	–0.98	3.96	—	–17.29	–2.53	–4.80	47.47	—

Class R1[1,2]	–3.28	–1.59	3.40	—	–17.60	–3.28	–7.69	39.75	—

Class R3[1,2]	–3.16	–1.48	3.51	—	–17.53	–3.16	–7.18	41.22	—

Class R4[1,2]	–2.98	–1.20	3.81	—	–17.46	–2.98	–5.86	45.39	—

Class R5[1,2]	–2.56	–0.89	4.13	—	–17.29	–2.56	–4.37	49.92	—

Class R6[1,2]	–2.46	–0.85	4.20	—	–17.23	–2.46	–4.18	50.90	—

Class ADV [1,2]	–2.67	–1.28	3.60	—	–17.32	–2.67	–6.22	42.47	—

Class NAV [2]	–2.47	—	—	9.67[3]	–17.22	–2.47	—	—	24.15[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, I2, R1, R3, R4, R5, R6, ADV and NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for Class B, C, I2, R1, R3, R4, R5 and ADV shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class I2	Class R1	Class R3	Class R4	Class R5	Class R6	Class ADV	Class NAV
Net (%)	1.26	2.05	2.05	0.89	0.85	1.65	1.55	1.25	0.95	0.84	1.00	0.79
Gross (%)	1.26	2.26	2.08	0.89	0.95	3.14	20.07	2.78	1.23	0.84	44.25	0.79

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Disciplined Value Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B5	9-30-01	$13,116	$13,116	$13,910	$13,200

Class C5	9-30-01	13,116	13,116	13,910	13,200

Class I2	9-30-01	15,033	15,033	13,910	13,200

Class I 2[2]	9-30-01	14,747	14,747	13,910	13,200

Class R1[2]	9-30-01	13,975	13,975	13,910	13,200

Class R3[2]	9-30-01	14,122	14,122	13,910	13,200

Class R4[2]	9-30-01	14,539	14,539	13,910	13,200

Class R5[2]	9-30-01	14,992	14,992	13,910	13,200

Class R6 [2]	9-30-01	15,090	15,090	13,910	13,200

Class ADV[2]	9-30-01	14,247	14,247	13,910	13,200

Class NAV[2]	5-29-09	12,415	12,415	12,699	13,082

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 12-19-08, through a reorganization, the Fund acquired all of the assets of the Robeco Boston Partners Large Cap Value Fund (the predecessor fund). On that date, the predecessor fund offered its Investor share class in exchange for Class A shares (inception 12-22-08) and its institutional share class in exchange for Class I shares. Class B, Class C and Class ADV shares were first offered on 12-22-08; the inception date of Class R3, Class R4 and Class R5 shares is 5-22-09; the inception date of Class R1 shares is 7-13-09. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class ADV, Class R3, Class R4, Class R5 and Class R1 shares, respectively. The predecessor fund’s Institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. The inception date of Class I2 shares is 12-22-08; returns prior to that date are those of Class I shares recalculated to apply the gross fees and expenses of Class I2 shares. Class R6 shares were first offered 9-1-11; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 From 5-29-09.

4 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

5 No contingent deferred sales charge is applicable.

Semiannual report | Disciplined Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2011 with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$825.70	$5.52

Class B	1,000.00	822.60	9.34

Class C	1,000.00	822.60	9.07

Class I	1,000.00	826.90	3.93

Class I2	1,000.00	827.10	3.88

Class R1	1,000.00	824.00	7.48

Class R3	1,000.00	824.70	7.03

Class R4	1,000.00	825.40	5.66

Class R5	1,000.00	827.10	4.07

Class ADV	1,000.00	826.80	4.57

Class NAV	1,000.00	827.80	3.52

For the class noted below, the example assumes an account value of $1,000 on September 1, 2011, with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 9-30-11	period ended 9-30-11[2]

Class R6	$1,000.00	$918.80	$0.68

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at

8	Disciplined Value Fund | Semiannual report

September 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2011, with the same investment held until September 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[3]

Class A	$1,000.00	$1,018.90	$6.11

Class B	1,000.00	1,014.70	10.33

Class C	1,000.00	1,015.00	10.02

Class I	1,000.00	1,020.70	4.34

Class I2	1,000.00	1,020.70	4.29

Class R1	1,000.00	1,016.80	8.27

Class R3	1,000.00	1,017.30	7.77

Class R4	1,000.00	1,018.80	6.26

Class R5	1,000.00	1,020.50	4.50

Class R6	1,000.00	1,020.70	4.34

Class ADV	1,000.00	1,020.00	5.05

Class NAV	1,000.00	1,021.10	3.89

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.21%, 2.05%, 1.99%, 0.86%, 0.85%, 1.64%, 1.54%, 1.24%, 0.89%, 1.00% and 0.77% for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.86% for Class R6 shares, multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | Disciplined Value Fund	9

Portfolio summary

Top 10 Holdings (28.2% of Net Assets on 9-30-11)[1,2]

Wells Fargo & Company	3.8%	Chevron Corp.	2.7%

JPMorgan Chase & Company	3.5%	Microsoft Corp.	2.4%

Pfizer, Inc.	3.4%	Humana, Inc.	2.2%

Berkshire Hathaway, Inc., Class B	3.3%	Occidental Petroleum Corp.	2.1%

Johnson & Johnson	2.9%	Oracle Corp.	1.9%

Sector Composition[2,3]

Financials	24%	Consumer Staples	4%

Information Technology	17%	Materials	1%

Consumer Discretionary	16%	Utilities	1%

Health Care	13%	Telecommunication Services	1%

Energy	11%	Short-Term Investments & Other	3%

Industrials	9%

1 Cash and cash equivalents not included.

2 As a percentage of net assets on 9-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Disciplined Value Fund | Semiannual report

Fund’s investments

As of 9-30-11 (unaudited)

	Shares	Value
Common Stocks 97.27%	$1,274,770,179

(Cost $1,340,279,651)

Consumer Discretionary 16.10%		210,920,780

Auto Components 2.23%

Autoliv, Inc. (L)	194,035	9,410,698

Lear Corp.	370,794	15,907,063

Visteon Corp. (I)	91,214	3,922,202

Media 10.17%

CBS Corp., Class B	993,070	20,238,767

Cinemark Holdings, Inc.	412,330	7,784,790

Comcast Corp., Class A	1,101,295	23,017,066

Liberty Media Corp. – Starz, Series A (I)	169,187	10,753,526

Omnicom Group, Inc.	377,450	13,905,258

The McGraw-Hill Companies, Inc. (L)	438,120	17,962,920

Time Warner, Inc. (L)	525,990	15,763,920

Viacom, Inc., Class B	614,070	23,789,072

Multiline Retail 2.72%

Kohl’s Corp.	193,272	9,489,655

Macy’s, Inc.	496,710	13,073,407

Target Corp.	267,405	13,113,541

Specialty Retail 0.98%

Home Depot, Inc.	389,075	12,788,895

Consumer Staples 3.89%		50,954,258

Beverages 0.72%

Anheuser-Busch InBev NV, ADR	177,860	9,423,023

Food & Staples Retailing 2.25%

CVS Caremark Corp.	445,600	14,963,248

Wal-Mart Stores, Inc.	279,945	14,529,146

Tobacco 0.92%

Philip Morris International, Inc.	192,992	12,038,841

Energy 11.15%		146,129,628

Oil, Gas & Consumable Fuels 11.15%

Canadian Natural Resources, Ltd.	271,135	7,936,121

Chevron Corp.	387,905	35,888,971

EOG Resources, Inc.	178,505	12,675,640

Exxon Mobil Corp.	311,319	22,611,099

Noble Energy, Inc.	186,285	13,188,978

See notes to financial statements	Semiannual report | Disciplined Value Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Occidental Petroleum Corp.	379,405	$27,127,458

Royal Dutch Shell PLC, ADR	287,445	17,683,616

SM Energy Company	148,685	9,017,745

Financials 23.90%		313,238,119

Capital Markets 0.58%

Raymond James Financial, Inc.	291,365	7,563,835

Commercial Banks 7.40%

PNC Financial Services Group, Inc.	474,790	22,880,130

U.S. Bancorp	1,057,675	24,897,670

Wells Fargo & Company	2,038,570	49,170,308

Consumer Finance 3.26%

Capital One Financial Corp.	291,485	11,551,551

Discover Financial Services	554,060	12,710,136

SLM Corp.	1,484,230	18,478,664

Diversified Financial Services 5.04%

Citigroup, Inc.	790,404	20,250,150

JPMorgan Chase & Company	1,521,350	45,823,062

Insurance 7.13%

Berkshire Hathaway, Inc., Class B (I)	605,824	43,037,737

Marsh & McLennan Companies, Inc.	245,115	6,505,352

MetLife, Inc.	560,833	15,708,932

Reinsurance Group of America, Inc.	141,470	6,500,547

The Travelers Companies, Inc.	269,354	13,125,620

Validus Holdings, Ltd.	345,656	8,613,748

Real Estate Investment Trusts 0.49%

Annaly Capital Management, Inc.	386,090	6,420,677

Health Care 13.46%		176,402,818

Biotechnology 1.40%

Amgen, Inc.	332,805	18,287,635

Health Care Equipment & Supplies 1.44%

CareFusion Corp. (I)	317,510	7,604,365

Covidien PLC	256,005	11,289,821

Health Care Providers & Services 4.38%

AmerisourceBergen Corp. (L)	196,340	7,317,592

Humana, Inc.	403,340	29,334,918

McKesson Corp.	286,110	20,800,197

Pharmaceuticals 6.24%

Johnson & Johnson	594,186	37,855,590

Pfizer, Inc.	2,483,750	43,912,700

Industrials 8.81%		115,405,275

Aerospace & Defense 6.02%

Honeywell International, Inc.	443,695	19,482,647

Huntington Ingalls Industries, Inc. (I)(L)	174,253	4,239,575

ITT Corp.	301,060	12,644,520

12	Disciplined Value Fund | Semiannual report	See notes to financial statements

	Shares	Value
Aerospace & Defense (continued)

Northrop Grumman Corp.	186,645	$9,735,403

Raytheon Company	423,715	17,317,232

United Technologies Corp.	220,185	15,492,217

Industrial Conglomerates 2.79%

General Electric Company	1,615,990	24,627,688

Tyco International, Ltd.	291,190	11,865,993

Information Technology 16.88%		221,238,995

Communications Equipment 1.16%

Harris Corp.	446,345	15,251,609

Computers & Peripherals 3.71%

Apple, Inc. (I)	53,160	20,263,529

EMC Corp. (I)	498,675	10,467,188

Seagate Technology PLC	966,055	9,931,045

Western Digital Corp. (I)	310,035	7,974,100

Electronic Equipment, Instruments & Components 1.45%

TE Connectivity, Ltd.	673,050	18,939,627

Internet Software & Services 2.75%

eBay, Inc. (I)	819,355	24,162,779

IAC/InterActiveCorp (I)	301,645	11,930,060

IT Services 2.08%

CGI Group, Inc., Class A (I)	345,932	6,506,981

International Business Machines Corp.	49,315	8,631,604

The Western Union Company	791,955	12,108,992

Office Electronics 0.87%

Xerox Corp.	1,643,135	11,452,651

Software 4.86%

CA, Inc.	345,120	6,698,779

Microsoft Corp.	1,279,544	31,847,850

Oracle Corp.	872,380	25,072,201

Materials 1.35%		17,744,374

Containers & Packaging 0.65%

Rock-Tenn Company, Class A	175,375	8,537,255

Metals & Mining 0.70%

Reliance Steel & Aluminum Company	270,718	9,207,119

Telecommunication Services 0.81%		10,643,003

Wireless Telecommunication Services 0.81%

Vodafone Group PLC, ADR	414,932	10,643,003

Utilities 0.92%		12,092,929

Electric Utilities 0.92%

Edison International	316,155	12,092,929

See notes to financial statements	Semiannual report | Disciplined Value Fund	13

	Yield	Shares	Value
Securities Lending Collateral 2.27%			$29,681,285

(Cost $29,679,810)

John Hancock Collateral Investment Trust (W)	0.2515% (Y)	2,966,586	29,681,285

		Par value	Value
Short-Term Investments 2.07%			$27,171,000

(Cost $27,171,000)

Repurchase Agreement 2.07%			27,171,000
Repurchase Agreement with State Street Corp. dated 9-30-11 at 0.010% to be repurchased at $27,171,008 on 10-3-11, collateralized by $25,725,000
U.S. Treasury Notes, 2.625% due 11-15-20 (valued at $27,718,688,
including interest)		$27,171,000	27,171,000

Total investments (Cost $1,397,130,461)† 101.61%		$1,331,622,464

Other assets and liabilities, net (1.61%)			($21,136,004)

Total net assets 100.00%		$1,310,486,460

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 9-30-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 9-30-11.

† At 9-30-11, the aggregate cost of investment securities for federal income tax purposes was $1,402,128,088. Net unrealized depreciation aggregated $70,505,624, of which $54,421,414 related to appreciated investment securities and $124,927,038 related to depreciated investment securities.

14	Disciplined Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes.

Assets

Investments in unaffiliated issuers, at value (Cost $1,367,450,651)
including $29,014,931 of securities loaned (Note 2)	$1,301,941,179
Investments in affiliated issuers, at value (Cost $29,679,810) (Note 2)	29,681,285

Total investments, at value (Cost $1,397,130,461)	1,331,622,464
Cash	335
Receivable for investments sold	4,084,727
Receivable for fund shares sold	9,572,031
Dividends and interest receivable	1,587,189
Receivable for securities lending income	6,023
Receivable due from adviser	271
Other receivables and prepaid expenses	138,649

Total assets	1,347,011,689

Liabilities

Payable for investments purchased	4,011,838
Payable for fund shares repurchased	2,560,638
Payable upon return of securities loaned (Note 2)	29,706,169
Payable to affiliates
Accounting and legal services fees	12,709
Transfer agent fees	118,688
Trustees’ fees	3,763
Other liabilities and accrued expenses	111,424

Total liabilities	36,525,229

Net assets

Paid-in capital	$1,394,951,837
Undistributed net investment income	8,102,680
Accumulated net realized loss on investments and foreign
currency transactions	(27,058,973)
Net unrealized (depreciation) on investments and translation of assets and
liabilities in foreign currencies	(65,509,084)

Net assets	$1,310,486,460

See notes to financial statements	Semiannual report | Disciplined Value Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($537,007,814 ÷ 47,018,156 shares)	$11.42
Class B ($7,446,756 ÷ 680,942 shares)[1]	$10.94
Class C ($30,416,493 ÷ 2,780,227 shares)[1]	$10.94
Class I ($374,821,782 ÷ 33,523,492 shares)	$11.18
Class I2 ($18,829,783 ÷ 1,682,779 shares)	$11.19
Class R1 ($1,863,780 ÷ 167,364 shares)	$11.14
Class R3 ($51,363 ÷ 4,608 shares)	$11.15
Class R4 ($922,196 ÷ 82,625 shares)	$11.16
Class R5 ($19,170,131 ÷ 1,713,346 shares)	$11.19
Class R6 ($1,031,195 ÷ 92,096 shares)	$11.20
Class ADV ($32,077 ÷ 2,872.5 shares)	$11.17
Class NAV ($318,893,090 ÷ 28,478,239 shares)	$11.20

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.02

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Disciplined Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$14,460,594
Securities lending	170,670
Interest	8,639
Less foreign taxes withheld	(175,169)

Total investment income	14,464,734

Expenses

Investment management fees (Note 4)	5,366,979
Distribution and service fees (Note 4)	975,453
Accounting and legal services fees (Note 4)	94,307
Transfer agent fees (Note 4)	714,052
Trustees’ fees (Note 4)	44,835
State registration fees (Note 4)	75,332
Printing and postage (Note 4)	57,639
Professional fees	92,107
Custodian fees	77,002
Registration and filing fees	12,437
Other	21,840

Total expenses	7,531,983
Less expense reductions (Note 4)	(28,624)

Net expenses	7,503,359

Net investment income	6,961,375

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	8,689,979
Investments in affiliated issuers	(18,477)
Foreign currency transactions	2,943

8,674,445
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(291,703,457)
Investments in affiliated issuers	87
Translation of assets and liabilities in foreign currencies	(1,499)

(291,704,869)

Net realized and unrealized loss	(283,030,424)

Decrease in net assets from operations	($276,069,049)

See notes to financial statements	Semiannual report | Disciplined Value Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	9-30-11	ended
	(Unaudited)	3-31-11
Increase (decrease) in net assets

From operations
Net investment income	$6,961,375	$6,127,516
Net realized gain	8,674,445	37,500,037
Change in net unrealized appreciation (depreciation)	(291,704,869)	155,610,472

Increase (decrease) in net assets resulting from operations	(276,069,049)	199,238,025

Distributions to shareholders
From net investment income
Class A	—	(1,174,517)
Class I	—	(1,922,243)
Class I2	—	(119,077)
Class R3	—	(34)
Class R4	—	(2,863)
Class R5	—	(895)
Class ADV	—	(163)
Class NAV	—	(2,402,882)
From net realized gain
Class A	—	(2,592,490)
Class B	—	(34,905)
Class C	—	(133,777)
Class I	—	(1,734,582)
Class I2	—	(107,108)
Class R1	—	(5,586)
Class R3	—	(518)
Class R4	—	(4,917)
Class R5	—	(855)
Class ADV	—	(191)
Class NAV	—	(1,991,992)

Total distributions	—	(12,229,595)

From Fund share transactions (Note 5)	102,172,081	705,112,078

Total increase (decrease)	(173,896,968)	892,120,508

Net assets

Beginning of period	1,484,383,428	592,262,920

End of period	$1,310,486,460	$1,484,383,428

Undistributed net investment income	$8,102,680	$1,141,305

18	Disciplined Value Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2,3]	8-31-08[4]	8-31-07[4]	8-31-06[4]

Per share operating performance

Net asset value, beginning
of period	$13.83	$12.31	$8.09	$12.32	$15.62	$14.77	$15.22
Net investment income[5]	0.05	0.05	0.08	0.08	0.15	0.15	0.13
Net realized and unrealized gain
(loss) on investments	(2.46)	1.57	4.18	(4.18)	(1.90)	2.07	1.57
Total from
investment operations	(2.41)	1.62	4.26	(4.10)	(1.75)	2.22	1.70
Less distributions
From net investment income	—	(0.03)	(0.04)	(0.13)	(0.15)	(0.13)	(0.13)
From net realized gain	—	(0.07)	—	—	(1.40)	(1.24)	(2.02)
Total distributions	—	(0.10)	(0.04)	(0.13)	(1.55)	(1.37)	(2.15)
Net asset value, end of period	$11.42	$13.83	$12.31	$8.09	$12.32	$15.62	$14.77

Total return (%)[6]	(17.43)[8]	13.20	52.68[7]	(33.33)[7,8]	(12.29)[7]	15.45[7]	12.14[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$537	$601	$162	$10	$16	$23	$21
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.21[9]	1.24	1.26	1.76[9]	1.39	1.32	1.46
Expenses net of fee waivers	1.21[9]	1.24	1.06	1.00[9]	1.00	1.00	1.11
Expenses net of fee waivers
and credits	1.21[9]	1.24	1.05	1.00[9]	1.00	1.00	1.11
Net investment income	0.74[9]	0.38	0.74	1.45[9]	1.10	0.95	0.87
Portfolio turnover (%)	25	50	59	52[10]	78	62	58

1 Unaudited.
2 For the seven-month period ended 3-31-09. The Fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 12-19-08, holders of Investor share class of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Fund. These shares were first offered on 12-22-08. Additionally, the accounting and performance history of the Investor share class of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class A.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 Does not reflect the effect of sales charges, if any.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Not annualized.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Disciplined Value Fund	19

CLASS B SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$13.30	$11.91	$7.88	$8.82
Net investment income (loss)[3]	(0.01)	(0.05)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	(2.35)	1.51	4.06	(0.96)
Total from investment operations	(2.36)	1.46	4.03	(0.94)
Less distributions
From net realized gain	—	(0.07)	—	—
Net asset value, end of period	$10.94	$13.30	$11.91	$7.88
Total return (%)[4,5]	(17.74)[6]	12.28	51.14	(10.66)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$8	$5	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.09[8]	2.27	2.58	4.24[8]
Expenses net of fee waivers	2.05[8]	2.05	2.12	2.07[8]
Expenses net of fee waivers and credits	2.05[8]	2.05	2.05	2.05[8]
Net investment income (loss)	(0.10)[8]	(0.45)	(0.25)	1.18[8]
Portfolio turnover (%)	25	50	59	52[9]

1 Unaudited.
2 The inception date for Class B shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

CLASS C SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$13.30	$11.91	$7.87	$8.82
Net investment income (loss)[3]	—[4]	(0.05)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	(2.36)	1.51	4.07	(0.97)
Total from investment operations	(2.36)	1.46	4.04	(0.95)
Less distributions
From net realized gain	—	(0.07)	—	—
Net asset value, end of period	$10.94	$13.30	$11.91	$7.87
Total return (%)[5]	(17.74)[7]	12.28[6]	51.33[6]	(10.77)[6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	$30	$30	$19	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99[9]	2.07	2.24	4.41[9]
Expenses net of fee waivers	1.99[9]	2.05	2.08	2.06[9]
Expenses net of fee waivers and credits	1.99[9]	2.05	2.05	2.05[9]
Net investment income (loss)	(0.03)[9]	(0.45)	(0.27)	1.26[9]
Portfolio turnover (%)	25	50	59	52[10]

1 Unaudited.
2 The inception date for Class C shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

20	Disciplined Value Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2,3]	8-31-08[4]	8-31-07[4]	8-31-06[4]

Per share operating performance

Net asset value, beginning
of period	$13.52	$12.03	$7.90	$12.08	$15.34	$14.53	$15.00
Net investment income[5]	0.07	0.09	0.11	0.09	0.18	0.20	0.16
Net realized and unrealized gain
(loss) on investments	(2.41)	1.54	4.08	(4.10)	(1.84)	2.02	1.55
Total from
investment operations	(2.34)	1.63	4.19	(4.01)	(1.66)	2.22	1.71
Less distributions
From net investment income	—	(0.07)	(0.06)	(0.17)	(0.20)	(0.17)	(0.16)
From net realized gain	—	(0.07)	—	—	(1.40)	(1.24)	(2.02)
Total distributions	—	(0.14)	(0.06)	(0.17)	(1.60)	(1.41)	(2.18)
Net asset value, end of period	$11.18	$13.52	$12.03	$7.90	$12.08	$15.34	$14.53

Total return (%)	(17.31)[7]	13.66	53.14[6]	(33.33)[6,7]	(11.99)[6]	15.70[6]	12.43[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$375	$399	$158	$33	$44	$43	$36
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.86[8]	0.86	0.88	1.37[8]	1.14	1.07	1.22
Expenses net of fee waivers	0.86[8]	0.86	0.80	0.75[8]	0.75	0.75	0.86
Expenses net of fee waivers
and credits	0.86[8]	0.86	0.80	0.75[8]	0.75	0.75	0.86
Net investment income	1.10[8]	0.75	1.01	1.72[8]	1.37	1.20	1.11
Portfolio turnover (%)	25	50	59	52[9]	78	62	58

1 Unaudited.
2 For the seven-month period ended 3-31-09. The Fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 12-19-08, holders of Institutional share class of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Fund. These shares were first offered on 12-22-08. Additionally, the accounting and performance history of the Institutional share class of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class I.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Disciplined Value Fund	21

CLASS I2 SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$13.53	$12.04	$7.90	$8.82
Net investment income[3]	0.07	0.09	0.11	0.05
Net realized and unrealized gain (loss) on investments	(2.41)	1.54	4.09	(0.97)
Total from investment operations	(2.34)	1.63	4.20	(0.92)
Less distributions
From net investment income	—	(0.07)	(0.06)	—
From net realized gain	—	(0.07)	—	—
Total distributions	—	(0.14)	(0.06)	—
Net assets, end of period (in millions)	$11.19	$13.53	$12.04	$7.90
Total return (%)[4]	(17.29)[5]	13.65	53.27	(10.43)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$23	$19	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[7]	0.92	1.13	5.08[7]
Expenses net of fee waivers	0.85[7]	0.85	0.75	0.75[7]
Expenses net of fee waivers and credits	0.85[7]	0.85	0.75	0.75[7]
Net investment income	1.10[7]	0.74	0.99	2.23[7]
Portfolio turnover (%)	25	50	59	52[8]

1 Unaudited.
2 The inception date for Class I2 shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

CLASS R1 SHARES Period ended	9-30-11[1]	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$13.52	$12.05	$9.01
Net investment income[3]	0.02	—[4]	0.02
Net realized and unrealized gain (loss) on investments	(2.40)	1.54	3.02
Total from investment operations	(2.38)	1.54	3.04
Less distributions
From net realized gain	—	(0.07)	—
Net asset value, end of period	$11.14	$13.52	$12.05
Total return (%)[5]	(17.60)[6]	12.80	33.74[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.29[8]	3.21	2.96[8]
Expenses net of fee waivers	1.64[8]	1.61	1.50[8]
Expenses net of fee waivers and credits	1.64[8]	1.61	1.50[8]
Net investment income	0.33[8]	0.01	0.29[8]
Portfolio turnover (%)	25	50	59[9]

1 Unaudited.
2 The inception date for Class R1 shares is 7-13-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

22	Disciplined Value Fund | Semiannual report	See notes to financial statements

CLASS R3 SHARES Period ended	9-30-11[1]	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$13.52	$12.04	$8.98
Net investment income[3]	0.03	0.01	0.04
Net realized and unrealized gain (loss) on investments	(2.40)	1.54	3.02
Total from investment operations	(2.37)	1.55	3.06
Less distributions
From net investment income	—	—[4]	—
From net realized gain	—	(0.07)	—
Total distributions	—	(0.07)	—
Net asset value, end of period	$11.15	$13.52	$12.04
Total return (%)[5]	(17.53)[6]	12.93	34.08[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	11.94[8]	20.34	10.23[8]
Expenses net of fee waivers	1.54[8]	1.52	1.40[8]
Expenses net of fee waivers and credits	1.54[8]	1.52	1.40[8]
Net investment income	0.43[8]	0.10	0.43[8]
Portfolio turnover (%)	25	50	59[9]

1 Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

CLASS R4 SHARES Period ended	9-30-11[1]	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$13.52	$12.04	$8.98
Net investment income[3]	0.05	0.05	0.07
Net realized and unrealized gain (loss) on investments	(2.41)	1.54	3.02
Total from investment operations	(2.36)	1.59	3.09
Less distributions
From net investment income	—	(0.04)	(0.03)
From net realized gain	—	(0.07)	—
Total distributions	—	(0.11)	(0.03)
Net asset value, end of period	$11.16	$13.52	$12.04
Total return (%)[4]	(17.46)[5]	13.25	34.42[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.34[6]	2.81	2.88[6]
Expenses net of fee waivers	1.24[6]	1.20	1.10[6]
Expenses net of fee waivers and credits	1.24[6]	1.20	1.10[6]
Net investment loss	0.70[6]	0.40	0.75[6]
Portfolio turnover (%)	25	50	59[7]

1 Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

See notes to financial statements	Semiannual report | Disciplined Value Fund	23

CLASS R5 SHARES Period ended	9-30-11[1]	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$13.53	$12.04	$8.98
Net investment income[3]	0.07	0.08	0.10
Net realized and unrealized gain (loss) on investments	(2.41)	1.55	3.02
Total from investment operations	(2.34)	1.63	3.12
Less distributions
From net investment income	—	(0.07)	(0.06)
From net realized gain	—	(0.07)	—
Total distributions	—	(0.14)	(0.06)
Net asset value, end of period	$11.19	$13.53	$12.04
Total return (%)	(17.29)[5]	13.61[4]	34.77[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$15	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[7]	1.23	9.54[7]
Expenses net of fee waivers	0.89[7]	0.94	0.80[7]
Expenses net of fee waivers and credits	0.89[7]	0.94	0.80[7]
Net investment income	1.08[7]	0.59	1.03[7]
Portfolio turnover (%)	25	50	59[8]

1 Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

CLASS R6 SHARES Period ended	9-30-11[1,2]

Per share operating performance

Net asset value, beginning of period	$12.19
Net investment income[3]	0.01
Net realized and unrealized loss on investments	(1.00)
Total from investment operations	(0.99)
Net asset value, end of period	$11.20
Total return (%)[4]	(8.12)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	16.92[6]
Expenses net of fee waivers	0.86[6]
Expenses net of fee waivers and credits	0.86[6]
Net investment income	0.90[6]
Portfolio turnover (%)	25

1 Unaudited.
2 Period from 9-1-11 (inception date) to 9-30-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

24	Disciplined Value Fund | Semiannual report	See notes to financial statements

CLASS ADV SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$13.51	$12.03	$7.90	$8.82
Net investment income[3]	0.06	0.07	0.09	0.04
Net realized and unrealized gain (loss) on investments	(2.40)	1.53	4.08	(0.96)
Total from investment operations	(2.34)	1.60	4.17	(0.92)
Less distributions
From net investment income	—	(0.05)	(0.04)	—
From net realized gain	—	(0.07)	—	—
Total distributions	—	(0.12)	(0.04)	—
Net asset value, end of period	$11.17	$13.51	$12.03	$7.90
Total return (%)[4]	(17.32)[5]	13.42	52.81	(10.43)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	31.58[7]	45.27	31.79	3.21[7]
Expenses net of fee waivers	1.00[7]	1.00	1.00	1.00[7]
Expenses net of fee waivers and credits	1.00[7]	1.00	1.00	1.00[7]
Net investment income	0.95[7]	0.59	0.84	1.96[7]
Portfolio turnover (%)	25	50	59	52[8]

1 Unaudited.
2 The inception date for Class ADV shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

CLASS NAV SHARES Period ended	9-30-11[1]	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$13.53	$12.04	$9.18
Net investment income[3]	0.08	0.10	0.10
Net realized and unrealized gain (loss) on investments	(2.41)	1.54	2.82
Total from investment operations	(2.33)	1.64	2.92
Less distributions
From net investment income	—	(0.08)	(0.06)
From net realized gain	—	(0.07)	—
Total distributions	—	(0.15)	(0.06)
Net asset value, end of period	$11.20	$13.53	$12.04
Total return (%)	(17.22)[5]	13.71	31.89[4,5]

Ratios and supplemental data
Net assets, end of period (in millions)	$319	$405	$228
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[6]	0.79	0.83[6]
Expenses net of fee waivers	0.77[6]	0.79	0.75[6]
Expenses net of fee waivers and credits	0.77[6]	0.79	0.75[6]
Net investment income	1.18[6]	0.82	1.05[6]
Portfolio turnover (%)	25	50	59[7]

1 Unaudited.
2 The inception date for Class NAV shares is 5-29-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

See notes to financial statements	Semiannual report | Disciplined Value Fund	25

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Disciplined Value Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class I2 and Class ADV shares are closed to new investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Under certain circumstances, Class I shares may be converted to Class R6 shares within one year after the commencement of operations of Class R6.

The Fund is the accounting and performance successor of the Robeco Boston Partners Large Cap Value Fund (the Predecessor Fund). On December 19, 2008, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26	Disciplined Value Fund | Semiannual report

As of September 30, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended September 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

The Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended September 30, 2011, the Fund had no borrowings under the line of credit.

Semiannual report | Disciplined Value Fund	27

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $58,898,901 available to offset future net realized capital gains as of March 31, 2011. Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year. The loss carryforward expires as follows: March 31, 2016 — $16,285,226 and March 31, 2017 — $42,613,675.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

28	Disciplined Value Fund | Semiannual report

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and shall be effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $500,000,000; (c) 0.700% of the next $500,000,000; (d) 0.675% of the next $1,000,000,000; and (e) 0.650% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Robeco Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses, shareholder services fees and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.30%, 2.05%, 2.05%, 0.99%, 0.85%, 1.65%, 1.55%, 1.25%, 0.95%, 0.86% and 1.00% for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until June 30, 2012 for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R3, Class R4, Class R5 and Class ADV shares and June 30, 2013 for Class R6 shares. Prior to August 1, 2011, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.64%, 1.54%, 1.24% and 0.94% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, and the limits for the remainder of the share classes above were unchanged.

Semiannual report | Disciplined Value Fund	29

For the six months ended September 30, 2011, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	—
Class B	$1,507
Class C	—
Class I	—
Class I2	3,985
Class R1	4,607
Class R3	6,080
Class R4	5,587
Class R5	—
Class R6	1,214
Class ADV	5,644
Total	$28,624

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2011 were equivalent to a net annual affective rate of 0.72% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class ADV	0.25%	—

Currently, only 0.25% is charged to Class A shares for 12b-1 fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $375,873 for the six months ended September 30, 2011. Of this amount, $33,721 was retained and used for printing prospectuses, advertising, sales literature and

30	Disciplined Value Fund | Semiannual report

other purposes, $337,924 was paid as sales commissions to broker-dealers and $4,228 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2011, CDSCs received by the Distributor amounted to $10,477 and $2,012 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$757,295	$519,771	$12,097	$50,212
Class B	41,140	7,066	5,555	348
Class C	168,270	28,975	6,035	1,110
Class I	—	147,066	17,461	5,397
Class I2	—	7,868	4,433	303
Class R1	4,993	234	5,446	114
Class R3	367	19	6,105	37
Class R4	1,649	167	6,147	38
Class R5	1,693	2,852	5,282	47
Class R6	—	2	1,192	2
Class ADV	46	32	5,579	31
Total	$975,453	$714,052	$75,332	$57,639

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Semiannual report | Disciplined Value Fund	31

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2011 and for the year ended March 31, 2011 were as follows:

	Six months ended 9-30-11		Year ended 3-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	10,947,057	$145,989,543	36,716,106	$445,364,310
Distributions reinvested	—	—	286,656	3,680,665
Repurchased	(7,372,813)	(94,672,738)	(6,747,902)	(84,227,777)

Net increase	3,574,244	$51,316,805	30,254,860	$364,817,198

Class B shares

Sold	194,200	$2,449,816	243,352	$2,966,977
Distributions reinvested	—	—	2,470	30,553
Repurchased	(111,809)	(1,347,638)	(87,333)	(1,047,461)

Net increase	82,391	$1,102,178	158,489	$1,950,069

Class C shares

Sold	939,746	$12,029,729	1,078,990	$13,057,994
Distributions reinvested	—	—	8,799	108,844
Repurchased	(446,675)	(5,380,961)	(384,621)	(4,559,653)

Net increase	493,071	$6,648,768	703,168	$8,607,185

Class I shares

Sold	9,262,728	$118,168,273	19,998,813	$232,555,941
Distributions reinvested	—	—	273,381	3,425,460
Repurchased	(5,282,421)	(67,456,393)	(3,865,108)	(47,125,267)

Net increase	3,980,307	$50,711,880	16,407,086	$188,856,134

Class I2 shares

Sold	25,147	$300,000	157,294	$1,966,666
Distributions reinvested	—	—	17,994	225,645
Repurchased	(50,022)	(650,000)	(18,139)	(225,000)

Net increase (decrease)	(24,875)	($350,000)	157,149	$1,967,311

Class R1 shares

Sold	71,535	$861,254	88,526	$1,050,353
Distributions reinvested	—	—	445	5,586
Repurchased	(6,746)	(84,716)	(12,676)	(152,985)

Net increase	64,789	$776,538	76,295	$902,954

Class R3 shares

Sold	3,838	$49,343	7,879	$97,121
Distributions reinvested	—	—	28	353
Repurchased	(6,990)	(78,114)	(3,295)	(44,100)

Net increase (decrease)	(3,152)	($28,771)	4,612	$53,374

Class R4 shares

Sold	13,563	$172,243	39,785	$482,048
Distributions reinvested	—	—	620	7,780
Repurchased	(8,280)	(106,339)	(22,003)	(271,391)

Net increase	5,283	$65,904	18,402	$218,437

32	Disciplined Value Fund | Semiannual report

	Six months ended 9-30-11		Year ended 3-31-11
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	704,714	$8,956,813	1,183,682	$15,138,724
Distributions reinvested	—	—	109	1,366
Repurchased	(78,558)	(1,003,402)	(99,788)	(1,314,672)

Net increase	626,156	$7,953,411	1,084,003	$13,825,418

Class R6 shares[1]

Sold	92,096	$1,065,610	—	—

Net increase	92,096	$1,065,610	—	—

Class ADV shares

Distributions reinvested	—	—	29	$354

Net increase	—	—	29	$354

Class NAV shares

Sold	884,502	$11,692,753	11,061,089	$124,314,742
Distributions reinvested	—	—	350,468	4,394,874
Repurchased	(2,357,834)	(28,782,995)	(384,097)	(4,795,972)

Net increase (decrease)	(1,473,332)	($17,090,242)	11,027,460	$123,913,644

Net increase	7,416,978	$102,172,081	59,891,553	$705,112,078

1 Period from 9-1-11 (inception date) to 9-30-11.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class ADV and Class NAV, respectively, on September 30, 2011.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $488,168,729 and $370,421,372, respectively, for the six months ended September 30, 2011.

Semiannual report | Disciplined Value Fund	33

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Disciplined Value Fund (the Fund), a series of John Hancock Funds III, met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Robeco Investment Management, Inc. (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of

34	Disciplined Value Fund | Semiannual report

the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered

Semiannual report | Disciplined Value Fund	35

investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Disciplined Value Fund Class A	12.78%	–1.74%	3.37%	4.65%
Large Value Category Average	13.73%	–3.60%	1.53%	3.39%
Russell 1000 Value TR Index	15.51%	–4.42%	1.28%	3.26%

The Board noted that, although the Fund had underperformed its Category’s average performance and its benchmark index’s performance over the one-year period, the Fund had outperformed its Category’s average performance and its benchmark index’s performance over all other periods.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating

36	Disciplined Value Fund | Semiannual report

expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was nine basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2010 financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.74%	0.65%
Gross Expense Ratio	1.26%	1.18%
Net Expense Ratio	1.26%	1.18%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.30% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2012. The Board favorably considered the impact of this contractual agreement toward ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting, which has had the effect of lowering the expense ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Semiannual report | Disciplined Value Fund	37

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

38	Disciplined Value Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner,* Vice Chairman	Robeco Investment Management, Inc.
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore*#	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 9-13-11

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Disciplined Value Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.	340SA 9/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/11

John Hancock

# Core High Yield Fund

**Semiannual Report**
9.30.11

John Hancock Core High Yield Fund

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 8
Financial highlights	Page 11
Notes to financial statements	Page 13
More information	Page 24

2

Core High Yield Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2011 with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$968.00	$6.15

Class I	1,000.00	969.00	4.33

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2011, with the same investment held until September 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$1,018.80	$6.31

Class I	1,000.00	1,020.60	4.45

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.25% and 0.88% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

3

Core High Yield Fund

Portfolio Summary

Value as a
percentage of
Top 10 Issuers[1] (44.5% of Net Assets)	Fund's net assets
TMX Finance LLC	5.1%
Southern States Cooperative, Inc.	4.9%
Offshore Group Investments, Ltd.	4.9%
BioScrip, Inc.	4.8%
Columbus International, Inc.	4.7%
Mandalay Resort Group	4.7%
Reddy Ice Corp.	4.1%
Alliance One International, Inc.	3.9%
Kratos Defense & Security Solutions, Inc.	3.8%
Goodman Networks, Inc.	3.6%

Value as a
percentage of
Portfolio Diversification	Fund's net assets
Corporate Bonds	96%
Convertible Bonds	2%
Other	2%

Value as a
percentage of
Quality Composition[2]	Fund's net assets
BB	12%
B	65%
CCC & Below	18%
Not Rated	5%

Value as a
percentage of
Sector Composition[3]	Fund's net assets
Consumer Staples	17%
Industrials	17%
Consumer Discretionary	16%
Financials	13%
Energy	10%
Health Care	9%
Materials	7%
Telecommunication Services	6%
Information Technology	2%
Utilities	1%
Other	2%

Value as a
percentage of
Country Composition	Fund's net assets
United States	78%
Cayman Islands	5%
Barbados	5%
Canada	4%
Finland	3%
Nigeria	2%
Luxembourg	1%
Other	2%

1 Cash and cash equivalents are not included in Top 10 Issuers.

2 Ratings are from Moody’s Investors Services, Inc. if not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. Not Rated securities are those with no ratings available. They may have internal ratings similar to those shown. All as of 9-30-11 and do not reflect subsequent changes.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4

Core High Yield Fund
As of 9-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Corporate Bonds 95.73%				$15,042,350

(Cost $15,225,047)

Consumer Discretionary 15.80%				2,482,571

Auto Components 1.47%
UCI International, Inc.	8.625	02/15/19	$250,000	231,563

Diversified Consumer Services 2.32%
Bankrate, Inc.	11.750	07/15/15	325,000	364,000

Hotels, Restaurants & Leisure 6.79%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	250,000	252,188
Mandalay Resort Group	7.625	07/15/13	750,000	731,250
Marina District Finance Company, Inc.	9.875	08/15/18	100,000	83,500

Media 5.22%
American Media, Inc. (S)	11.500	12/15/17	94,000	85,070
Columbus International, Inc. (S)	11.500	11/20/14	750,000	735,000

Consumer Staples 17.27%				2,713,750

Food Products 10.35%
Del Monte Foods Company (S)	7.625	02/15/19	250,000	211,250
Reddy Ice Corp.	11.250	03/15/15	700,000	638,750
Southern States Cooperative, Inc. (S)	11.250	05/15/15	750,000	776,250

Tobacco 6.92%
Alliance One International, Inc.	10.000	07/15/16	750,000	618,750
North Atlantic Trading Company, Inc. (S)	11.500	07/15/16	500,000	468,750

Energy 9.57%				1,504,404

Energy Equipment & Services 8.11%
Allis-Chalmers Energy, Inc.	9.000	01/15/14	44,000	43,780
Geokinetics Holdings USA, Inc.	9.750	12/15/14	250,000	196,874
Offshore Group Investments, Ltd.	11.500	08/01/15	750,000	772,500
Pioneer Drilling Company	9.875	03/15/18	250,000	261,250

Oil, Gas & Consumable Fuels 1.46%
Energy Partners, Ltd.	8.250	02/15/18	250,000	230,000

Financials 13.48%				2,118,250

Consumer Finance 5.13%
TMX Finance LLC / TitleMax Finance Corp.	13.250	07/15/15	750,000	806,250

Diversified Financial Services 4.67%
CNG Holdings, Inc. (S)	12.250	02/15/15	200,000	208,000
Reliance Intermediate Holdings LP (S)	9.500	12/15/19	500,000	525,000

Real Estate Management & Development 3.68%
CB Richard Ellis Services, Inc.	11.625	06/15/17	100,000	112,750
Kennedy-Wilson, Inc. (S)	8.750	04/01/19	500,000	466,250

Health Care 8.97%				1,409,500

Health Care Equipment & Supplies 1.46%
Apria Healthcare Group, Inc.	12.375	11/01/14	250,000	230,000

Health Care Providers & Services 7.51%
American Renal Holdings Company, Inc.	8.375	05/15/18	100,000	100,500
BioScrip, Inc.	10.250	10/01/15	750,000	750,000

See notes to financial statements	5

Core High Yield Fund
As of 9-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Health Care (continued)

OnCure Holdings, Inc.	11.750	05/15/17	$175,000	$154,875
Radiation Therapy Services, Inc.	9.875	04/15/17	150,000	127,875
Radnet Management, Inc.	10.375	04/01/18	50,000	46,250

Industrials 15.09%				2,370,875

Aerospace & Defense 3.80%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	600,000	597,000

Commercial Services & Supplies 3.99%
Casella Waste Systems, Inc. (S)	7.750	02/15/19	100,000	94,500
Garda World Security Corp. (S)	9.750	03/15/17	100,000	102,000
The Sheridan Group, Inc.	12.500	04/15/14	500,000	430,000

Marine 1.69%
Commercial Barge Line Company	12.500	07/15/17	250,000	265,625

Professional Services 3.46%
TransUnion LLC/TransUnion Financing Corp.	11.375	06/15/18	500,000	543,750

Trading Companies & Distributors 2.15%
FGI Operating Company, Inc.	10.250	08/01/15	325,000	338,000

Information Technology 1.69%				266,250

IT Services 1.69%
Unisys Corp.	12.500	01/15/16	250,000	266,250

Materials 6.70%				1,052,000

Metals & Mining 3.49%
Novelis, Inc.	8.750	12/15/20	100,000	98,000
United States Steel Corp.	7.375	04/01/20	500,000	450,000

Paper & Forest Products 3.21%
UPM-Kymmene OYJ (S)	7.450	11/26/27	600,000	504,000

Telecommunication Services 6.20%				973,500

Diversified Telecommunication Services 2.63%
Broadview Networks Holdings, Inc.	11.375	09/01/12	250,000	200,000
Wind Acquisition Finance SA (S)	11.750	07/15/17	250,000	212,500

Wireless Telecommunication Services 3.57%
Goodman Networks, Inc. (S)	12.125	07/01/18	600,000	561,000

Utilities 0.96%				151,250

Independent Power Producers & Energy Traders 0.96%
Dynegy Holdings, Inc.	8.375	05/01/16	250,000	151,250

Convertible Bonds 1.77%				$277,500

(Cost $294,842)

Industrials 1.77%				277,500

Sea Trucks Group (10.000% Steps up to 11.000% on
7-31-12)	10.000	01/31/15	300,000	277,500

See notes to financial statements	6

Core High Yield Fund
As of 9-30-11 (Unaudited)

Total investments (Cost $15,519,889)† 97.50%	$15,319,850

Other assets and liabilities, net 2.50%	$393,601

Total net assets 100.00%	$15,713,451

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,949,570 or 31.50% of the Fund's net assets as of 9-30-11.

† At 9-30-11, the aggregate cost of investment securities for federal income tax purposes was $15,520,439. Net unrealized depreciation aggregated $200,589, of which $498,897 related to appreciated investment securities and $699,486 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 9-30-11:

United States	78%
Cayman Islands	5%
Barbados	5%
Canada	4%
Finland	3%
Nigeria	2%
Luxembourg	1%
Other	2%

See notes to financial statements	7

Core High Yield Fund

Statement of assets and liabilities — September 30, 2011 (unaudited)

Assets

Investments, at value (Cost $15,519,889)	$15,319,850
Cash	93,588
Receivable for investments sold	506,875
Interest receivable	456,967
Receivable due from adviser	197
Other receivables and prepaid expenses	345

Total assets	16,377,822

Liabilities

Payable for investments purchased	500,000
Distributions payable	132,051
Payable to affiliates
Accounting and legal services fees	281
Transfer agent fees	2,355
Trustees' fees	70
Other liabilities and accrued expenses	29,614

Total liabilities	664,371

Net assets

Capital paid-in	$14,988,504
Undistributed net investment income	67,306
Accumulated net realized gain on investments	857,680
Net unrealized appreciation (depreciation) on
investments	(200,039)

Net assets	$15,713,451

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($15,687,260 ÷ 1,497,500 shares)	$10.48
Class I ($26,191 ÷ 2,500 shares)	$10.48

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[1]	$10.97

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	8

Core High Yield Fund

Statement of operations — September 30, 2011 (unaudited)

Investment income

Interest	$959,833

Expenses

Investment management fees (Note 4)	54,719
Distribution and service fees (Note 4)	21,010
Accounting and legal services fees (Note 4)	974
Transfer agent fees (Note 4)	14,433
Trustees' fees (Note 4)	577
Professional fees	23,662
Custodian fees	6,016
Registration and filing fees	4,667
Other	4,626

Total expenses	130,684

Less expense reductions (Note 4)	(25,510)

Net expenses	105,174

Net investment income	854,659

Realized and unrealized gain (loss)

Net realized gain on
Investments	556,155
556,155

Change in net unrealized appreciation
(depreciation) of
Investments	(1,935,991)

(1,935,991)

Net realized and unrealized loss	(1,379,836)

Decrease in net assets from operations	$(525,177)

See notes to financial statements	9

Core High Yield Fund

Statements of changes in net assets

	Six months
	ended	Year ended
	9/30/11	3/31/11
	(unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$854,659	$1,745,119
Net realized gain	556,155	1,053,074
Change in net unrealized appreciation
(depreciation)	(1,935,991)	298,683

Increase (decrease) in net assets resulting
from operations	(525,177)	3,096,876

Distributions to shareholders
From net investment income
Class A	(791,675)	(1,775,169)
Class I	(1,375)	(3,068)
From net realized gain
Class A	—	(1,675,553)
Class I	—	(2,797)
Total distributions	(793,050)	(3,456,587)

From Fund share transactions (Note 5)	—	—

Total decrease	(1,318,227)	(359,711)

Net assets

Beginning of period	17,031,678	17,391,389

End of period	$15,713,451	$17,031,678

Undistributed net investment income	$67,306	$5,697

See notes to financial statements	10

Core High Yield Fund

Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
	9-30-11[1]	3-31-11	3-31-10[2]
Per share operating performance

Net asset value, beginning of period	$11.35	$11.59	$10.00
Net investment income[3]	0.57	1.16	0.99
Net realized and unrealized gain (loss) on
investments	(0.91)	0.92	2.21

Total from investment operations	(0.34)	2.08	3.20

Less distributions
From net investment income	(0.53)	(1.20)	(0.98)
From net realized gain	—	(1.12)	(0.63)

Total distributions	(0.53)	(2.32)	(1.61)

Net asset value, end of period	$10.48	$11.35	$11.59

Total return (%)[4]	(3.20)[5]	19.34	33.75[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$17	$17
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.55[6]	1.55	1.36[6]
Expenses net of fee waivers	1.25[6]	1.21	1.13[6]
Net investment income	10.15[6]	9.99	9.82[6]
Portfolio turnover (%)	49	207	389

1 Unaudited.
2 Period from 4-30-09 (inception date) to 3-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	11

Core High Yield Fund

Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
	9-30-11[1]	3-31-11	3-31-10[2]
Per share operating performance

Net asset value, beginning of period	$11.36	$11.59	$10.00
Net investment income[3]	0.59	1.21	1.02
Net realized and unrealized gain (loss) on
investments	(0.92)	0.92	2.20

Total from investment operations	(0.33)	2.13	3.22

Less distributions
From net investment income	(0.55)	(1.24)	(1.00)
From net realized gain	—	(1.12)	(0.63)

Total distributions	(0.55)	(2.36)	(1.63)

Net asset value, end of period	$10.48	$11.36	$11.59

Total return (%)[4]	(3.10)[5]	19.87	34.08[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$26	$28	$29
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.20[6]	1.35	3.52[6]
Expenses net of fee waivers	0.88[6]	0.85	0.85[6]
Net investment income	10.52[6]	10.35	10.10[6]
Portfolio turnover (%)	49	207	389

1 Unaudited.
2 Period from 4-30-09 (inception date) to 3-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	12

Core High Yield Fund

Notes to financial statements (unaudited)

Note 1 - Organization

John Hancock Core High Yield Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek total return, consisting of a high level of current income and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of September 30, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	09-30-11	Price	Inputs	Inputs

Corporate Bonds
Consumer Discretionary	$2,482,571	—	$2,482,571	—
Consumer Staples	2,713,750	—	2,713,750	—
Energy	1,504,404	—	1,504,404	—
Financials	2,118,250	—	2,118,250	—
Health Care	1,409,500	—	1,409,500	—
Industrials	2,370,875	—	2,370,875	—
Information Technology	266,250	—	266,250	—
Materials	1,052,000	—	1,052,000	—
Telecommunication Services	973,500	—	973,500	—
Utilities	151,250	—	151,250	—
Convertible Bonds
Industrials	277,500	—	—	$277,500
Total Investments in Securities	$15,319,850	—	$15,042,350	$277,500

13

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended September 30, 2011, there were no significant transfers in or out of Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investment in Securities	Convertible Bonds

Balance as of 3-31-11	-
Realized gain (loss)	-
Changed in unrealized appreciation
(depreciation)	($25,500)
Purchases	-
Sales	-
Transfers into Level 3	303,000
Transfers out of Level 3	-
Balance as of 9-30-11	$277,500
Change in unrealized at period end *	($25,500)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to

14

the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

The Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds and tender consent fees.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is

15

currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 - Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.650% of the first $250,000,000 of the Fund’s average daily net assets; (b) 0.625% of the next $250,000,000 of the Fund’s average daily net assets; (c) 0.600% of the next $500,000,000 of the Fund’s average daily net assets; (d) 0.550% of the next $1,500,000,000 of the Fund’s average daily net assets; and (e) 0.525% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.25% for Class A shares and 0.94% for Class I shares. Prior to August 1, 2011, the fee waivers and/or reimbursements were such that these expenses did not exceed 1.25% for Class A shares and 0.84% for Class I shares. The fee waivers and/or reimbursements will continue in effect until July 30, 2012. In addition, the Adviser has voluntarily agreed to limit the Fund’s total expenses, excluding management fees, transfer agent fees, distribution and service fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 0.19% of the Fund’s average daily net asset value, on an annual basis. The voluntary fee waiver and/or reimbursement may be amended or terminated at any time by the Adviser.

Accordingly, the expense reductions or reimbursements related to these agreements were $25,464 and $46, for Class A and Class I shares, respectively, for the six months ended September 30, 2011.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2011 were equivalent to a net annual effective rate of 0.35% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund

16

has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to an annual rate of 0.30% of average daily net assets for Class A shares for distribution and service fees. Currently, only 0.25% is charged to Class A shares for distribution and service fees.

Sales charges. Class A shares are assessed up-front sales charges, which result in payments to the Distributor. For the six months ended September 30, 2011, no sales charges were assessed.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2011 were:

Class	Distribution and service fees	Transfer agent fees

Class A	$21,010	$14,423
Class I	--	10
Total	$21,010	$14,433

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates - Trustees' fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 - Fund share transactions

The Fund had no fund share transactions for the six months ended September 30, 2011 or the year ended March 31, 2011.

Affiliates of the Fund owned 100% of shares of beneficial interest of the Fund on September 30, 2011.

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $8,042,158 and $8,565,454 respectively, for the six months ended September 30, 2011.

17

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Core High Yield Fund

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Core High Yield Fund (the Fund), a series of John Hancock Funds III, met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Manulife Asset Management (North America) Limited (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and

18

expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1 –3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The

19

Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board had previously received and considered information about the Adviser’s investment performance for other funds. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout

20

the year and attaches more importance to performance over relatively longer periods of time, typically three to five years. The Board noted that the Fund had limited operational history.

Set forth below is the performance of the Fund over the one-year period ended December 31, 2010 and that of its Category and benchmark index over the same period:

	1-Yr	3-Yr	5-Yr	10-Yr

Core High Yield Fund Class A	20.82%	—	—	—

High Yield Bond Category Average	14.27%	—	—	—

BofAML US HY Master II TR Index	15.19%	—	—	—

The Board noted that the Fund’s performance compared favorably to the average performance of its Category and to its benchmark index’s performance for the period shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was the same as the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2010 financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	Fund (Class A)	Peer Group Median

Advisory Fee Ratio	0.65%	0.65%

Gross Expense Ratio	1.53%	1.35%

Net Expense Ratio	1.21%	1.15%

21

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.25% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2012. The Board favorably considered the impact of this contractual agreement toward ultimately lowering the Fund’s Gross Expense Ratio.

As the Fund is owned only by the Adviser or its affiliates and has no other shareholders, the Fund is considered “in development” and so the Adviser was not able to provide the Board with credible information concerning the expected profits to be realized by the Adviser and its affiliates from their relationships with the Fund.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that

22

the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in the prior year and on their ongoing regular review of Fund performance and operations throughout the year.

23

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management
Charles L. Ladner*, Vice Chairman
Stanley Martin*	Principal distributor
Hugh McHaffie†	John Hancock Funds, LLC
Dr. John A. Moore*#
Patti McGill Peterson*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP
Andrew G. Arnott
Senior Vice President and Chief Operating Officer
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 9-13-11

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

24

John Hancock
MUTUAL FUNDS

John Hancock
Small Company Fund

Semiannual Report
9.30.11

A look at performance

Total returns for the period ended September 30, 2011

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1	–11.07	–1.96	5.24	–27.03	–11.07	–9.44	66.60

Class I1,2	–6.13	–0.62	6.16	–23.06	–6.13	–3.07	81.84

Class R1[1,2]	–6.77	–1.38	5.33	–23.35	–6.77	–6.70	68.13

Class R3[1,2]	–6.66	–1.27	5.44	–23.28	–6.66	–6.20	69.88

Class R4[1,2]	–6.42	–0.99	5.75	–23.18	–6.42	–4.84	74.93

Class R5[1,2]	–6.18	–0.69	6.07	–23.07	–6.18	–3.41	80.23

Class R6[1,2]	–6.14	–0.59	6.19	–23.10	–6.14	–2.90	82.26

Class AdV [1,2]	–6.37	–1.07	5.62	–23.18	–6.37	–5.25	72.71

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class I, R1, R3, R4, R5, R6 and ADV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for Class A, I, R1, R3, R4, R5 and ADV shares and 6-30-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R3	Class R4	Class R5	Class R6	Class ADV
Net (%)	1.50	1.04	1.80	1.70	1.40	1.10	1.04	1.34
Gross (%)	1.55	1.15	7.00	2.96	7.16	3.57	1.10	4.97

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Small Company Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I [2]	9-30-01	$18,184	$18,184	$18,116

Class R1 [2]	9-30-01	16,813	16,813	18,116

Class R3 [2]	9-30-01	16,988	16,988	18,116

Class R4 [2]	9-30-01	17,493	17,493	18,116

Class R5 [2]	9-30-01	18,023	18,023	18,116

Class R6[2]	9-30-01	18,226	18,226	18,116

Class ADV [2]	9-30-01	17,271	17,271	18,116

Russell 2000 Index is an index that measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of total market capitalization of the Russell 3000 Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 12-11-09, through a reorganization, the Fund acquired all of the assets of the FMA Small Company Portfolio (the Predecessor Fund). On that date, the Predecessor Fund offered its Investor share class in exchange for Class A shares and the Institutional share class in exchange for Class I shares. Class A, Class I and Class ADV shares were first offered on 12-14-09. The Class A and Class ADV returns prior to that date are those of the Predecessor Fund’s Investor shares that have been recalculated to apply the gross fees and expenses of Class A and Class ADV shares, respectively. The Class I returns prior to 5-2-08 are those of the Predecessor Fund’s Investor shares that have been recalculated to apply the gross fees and expenses of Class I shares. The inception date of Class R1, Class R3, Class R4 and Class R5 shares is 4-30-10; returns prior to that date are those of Class A shares recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively. The inception date of Class R6 shares is 9-1-11, returns prior to that date are those of Class A shares recalculated to apply the gross fees and expenses of Class R6 shares.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and fees structure of those classes.

Semiannual report | Small Company Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2011 with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$768.20	$6.14

Class I	1,000.00	769.40	4.60

Class R1	1,000.00	766.50	7.95

Class R3	1,000.00	767.20	7.51

Class R4	1,000.00	768.20	6.19

Class R5	1,000.00	769.30	4.87

Class ADV	1,000.00	768.20	5.92

For the class noted below, the example assumes an account value of $1,000.00 on September 1, 2011, with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 9-30-11	period ended 9-30-11[2]

Class R6	$1,000.00	$885.50	$0.80

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Company Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2011, with the same investment held until September 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[3]

Class A	$1,000.00	$1,018.00	$7.01

Class I	1,000.00	1,019.80	5.25

Class R1	1,000.00	1,016.00	9.07

Class R3	1,000.00	1,016.50	8.57

Class R4	1,000.00	1,018.00	7.06

Class R5	1,000.00	1,019.50	5.55

Class R6	1,000.00	1,019.80	5.25

Class ADV	1,000.00	1,018.30	6.76

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.39%, 1.04%, 1.80%, 1.70%, 1.40%, 1.10% and 1.34% for Class A, Class I, Class R1, Class R3, Class R4, Class R5 and Class ADV shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.04% for Class R6 shares, multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | Small Company Fund	9

Portfolio summary

Top 10 Holdings (17.6% of Net Assets on 9-30-11)[1,2]

Unisource Energy Corp.	2.4%	Home Properties, Inc.	1.6%

Portland General Electric Company	2.3%	Hancock Holding Company	1.6%

TreeHouse Foods, Inc.	1.8%	Prosperity Bancshares, Inc.	1.6%

Washington Real Estate		Highwoods Properties, Inc.	1.6%
Investment Trust	1.6%
		WGL Holdings, Inc.	1.5%
Teleflex, Inc.	1.6%

Sector Composition[2,3]

Financials	21%	Utilities	6%

Consumer Discretionary	16%	Energy	5%

Industrials	15%	Consumer Staples	5%

Information Technology	15%	Materials	2%

Health Care	11%	Short-Term Investments & Other	4%

1 Cash and cash equivalents not included.

2 As a percentage of net assets on 9-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Small Company Fund | Semiannual report

Fund’s investments

As of 9-30-11 (unaudited)

	Shares	Value
Common Stocks 95.65%		$161,285,787

(Cost $177,083,441)

Consumer Discretionary 16.41%		27,670,107

Auto Components 0.63%

Dana Holding Corp. (I)	100,750	1,057,876

Hotels, Restaurants & Leisure 2.27%

Bob Evans Farms, Inc.	74,010	2,110,765

Vail Resorts, Inc.	45,620	1,723,980

Household Durables 1.32%

iRobot Corp. (I)	88,510	2,226,912

Media 1.47%

Arbitron, Inc.	74,650	2,469,422

Specialty Retail 5.56%

Asbury Automotive Group, Inc. (I)	101,590	1,675,219

Express, Inc.	126,050	2,557,555

Hibbett Sports, Inc. (I)	76,020	2,576,318

Sally Beauty Holdings, Inc. (I)	154,700	2,568,020

Textiles, Apparel & Luxury Goods 5.16%

Steven Madden, Ltd. (I)	78,345	2,358,185

The Warnaco Group, Inc. (I)	36,000	1,659,240

True Religion Apparel, Inc. (I)	82,000	2,210,720

Wolverine World Wide, Inc.	74,463	2,475,895

Consumer Staples 4.47%		7,530,590

Food Products 3.25%

Snyders-Lance, Inc.	121,050	2,523,893

TreeHouse Foods, Inc. (I)	47,730	2,951,623

Personal Products 1.22%

Elizabeth Arden, Inc. (I)	72,260	2,055,074

Energy 5.31%		8,958,435

Energy Equipment & Services 4.35%

Atwood Oceanics, Inc. (I)	60,070	2,064,005

Complete Production Services, Inc. (I)	65,100	1,227,135

Gulfmark Offshore, Inc., Class A (I)	57,100	2,075,014

Lufkin Industries, Inc.	29,950	1,593,640

Superior Energy Services, Inc. (I)	14,540	381,530

See notes to financial statements	Semiannual report | Small Company Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels 0.96%

Georesources, Inc. (I)	90,900	$1,617,111

Financials 21.00%		35,404,257

Capital Markets 2.40%

Evercore Partners, Inc., Class A	112,510	2,565,228

Waddell & Reed Financial, Inc., Class A	59,000	1,475,590

Commercial Banks 8.05%

Bank of the Ozarks, Inc.	100,460	2,102,628

First Midwest Bancorp, Inc.	229,470	1,679,720

Hancock Holding Company	101,230	2,710,939

Prosperity Bancshares, Inc.	82,430	2,693,812

Signature Bank (I)	53,860	2,570,738

Webster Financial Corp.	118,630	1,815,039

Insurance 1.47%

Delphi Financial Group, Inc., Class A	114,940	2,473,509

Real Estate Investment Trusts 9.08%

Colonial Properties Trust	139,120	2,526,419

Entertainment Properties Trust	65,630	2,558,257

Highwoods Properties, Inc.	92,880	2,624,789

Home Properties, Inc.	48,070	2,728,453

Tanger Factory Outlet Centers, Inc.	81,140	2,110,451

Washington Real Estate Investment Trust	98,250	2,768,685

Health Care 11.07%		18,659,169

Health Care Equipment & Supplies 2.69%

Integra LifeSciences Holdings Corp. (I)	49,540	1,772,046

Teleflex, Inc.	51,290	2,757,863

Health Care Providers & Services 6.15%

Bio-Reference Labs, Inc. (I)	97,650	1,797,737

Chemed Corp.	37,070	2,037,367

Hanger Orthopedic Group, Inc. (I)	107,700	2,034,453

LifePoint Hospitals, Inc. (I)	59,070	2,164,325

Owens & Minor, Inc.	82,190	2,340,771

Pharmaceuticals 2.23%

Impax Laboratories, Inc. (I)	98,010	1,755,359

Questcor Pharmaceuticals, Inc. (I)	73,340	1,999,248

Industrials 14.77%		24,909,741

Aerospace & Defense 4.09%

Hexcel Corp. (I)	97,620	2,163,259

Orbital Sciences Corp., Class A (I)	167,620	2,145,536

Triumph Group, Inc.	52,980	2,582,245

Commercial Services & Supplies 1.47%

United Stationers, Inc.	91,290	2,487,653

Electrical Equipment 2.26%

Belden, Inc.	50,280	1,296,721

Woodward, Inc.	91,530	2,507,922

12	Small Company Fund | Semiannual report	See notes to financial statements

	Shares	Value
Machinery 1.67%

CLARCOR, Inc.	18,190	$752,702

Robbins & Myers, Inc.	59,430	2,062,815

Professional Services 1.12%

Acacia Research (I)	52,290	1,881,917

Road & Rail 2.04%

Genesee & Wyoming, Inc., Class A (I)	37,380	1,738,918

Old Dominion Freight Line, Inc. (I)	58,990	1,708,940

Trading Companies & Distributors 2.12%

Titan Machinery, Inc. (I)	81,700	1,462,430

WESCO International, Inc. (I)	63,150	2,118,683

Information Technology 14.53%		24,506,874

Communications Equipment 1.11%

Viasat, Inc. (I)	56,410	1,879,017

Electronic Equipment, Instruments & Components 3.44%

Anixter International, Inc.	48,460	2,298,942

Coherent, Inc. (I)	43,660	1,875,634

Littelfuse, Inc.	40,250	1,618,453

Internet Software & Services 2.25%

j2 Global Communications, Inc.	66,910	1,799,879

LivePerson, Inc. (I)	201,180	2,001,741

IT Services 1.53%

Jack Henry & Associates, Inc.	88,770	2,572,555

Office Electronics 1.49%

Zebra Technologies Corp., Class A (I)	81,290	2,515,113

Semiconductors & Semiconductor Equipment 3.19%

Cavium, Inc. (I)	52,640	1,421,806

Cirrus Logic, Inc. (I)	157,240	2,317,718

Lattice Semiconductor Corp. (I)	312,260	1,639,365

Software 1.52%

SolarWinds, Inc. (I)	116,560	2,566,651

Materials 1.91%		3,223,648

Chemicals 1.91%

Olin Corp.	95,780	1,724,998

PolyOne Corp.	139,930	1,498,650

Utilities 6.18%		10,422,966

Electric Utilities 4.65%

Portland General Electric Company	159,860	3,787,083

Unisource Energy Corp.	112,280	4,052,184

Gas Utilities 1.53%

WGL Holdings, Inc.	66,130	2,583,699

See notes to financial statements	Semiannual report | Small Company Fund	13

	Yield (%)	Shares	Value
Short-Term Investments 4.22%			$7,112,149

(Cost $7,112,149)

Money Market Funds 4.22%			7,112,149

State Street Institutional Liquid Reserves Fund, 0.0927%	0.0927 (Y)	7,112,149	7,112,149

Total investments (Cost $184,195,590)† 99.87%			$168,397,936

Other assets and liabilities, net 0.13%			$212,409

Total net assets 100.00%			$168,610,345

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 9-30-11.

† At 9-30-11, the aggregate cost of investment securities for federal income tax purposes was $185,556,024. Net unrealized depreciation aggregated $17,158,088, of which $5,681,837 related to appreciated investment securities and $22,839,925 related to depreciated investment securities.

14	Small Company Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $184,195,590)	$168,397,936
Receivable for investments sold	2,662,843
Receivable for fund shares sold	59,364
Dividends and interest receivable	283,392
Receivable from affiliates	178
Receivable due from adviser	1,021
Other receivables and prepaid expenses	68,171

Total assets	171,472,905

Liabilities

Payable for investments purchased	2,460,031
Payable for fund shares repurchased	315,025
Payable to affiliates
Accounting and legal services fees	1,858
Transfer agent fees	21,940
Trustees’ fees	8,230
Other liabilities and accrued expenses	55,476

Total liabilities	2,862,560

Net assets

Paid-in capital	$212,026,732
Undistributed net investment income	225,028
Accumulated net realized loss on investments	(27,843,761)
Net unrealized appreciation (depreciation) on investments	(15,797,654)

Net assets	$168,610,345

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($110,342,483 ÷ 6,700,480 shares)	$16.47
Class I ($57,076,122 ÷ 3,448,688 shares)	$16.55
Class R1 ($88,808 ÷ 5,421 shares)	$16.38
Class R3 ($395,394 ÷ 24,101 shares)	$16.41
Class R4 ($38,294 ÷ 2,325 shares)	$16.47
Class R5 ($156,945 ÷ 9,487 shares)	$16.54
Class R6 ($88,570 ÷ 5,351 shares)	$16.55
Class ADV ($423,729 ÷ 25,723 shares)	$16.47

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$17.34

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Small Company Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,362,246
Interest	4,550
Other income	36,716

Total investment income	1,403,512

Expenses

Investment management fees (Note 4)	931,574
Distribution and service fees (Note 4)	207,935
Accounting and legal services fees (Note 4)	15,663
Transfer agent fees (Note 4)	142,302
Trustees’ fees (Note 4)	5,763
State registration fees (Note 4)	44,642
Printing and postage (Note 4)	33,064
Professional fees	27,436
Custodian fees	13,351
Registration and filing fees	20,205
Other	10,732

Total expenses	1,452,667
Less expense reductions (Note 4)	(134,997)

Net expenses	1,317,670

Net investment income	85,842

Realized and unrealized loss

Net realized loss on
Investments	(9,663,792)

Change in net unrealized appreciation (depreciation) of
Investments	(42,222,676)

Net realized and unrealized loss	(51,886,468)

Decrease in net assets from operations	($51,800,626)

16	Small Company Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	9-30-11	ended
	(Unaudited)	3-31-11
Increase (decrease) in net assets

From operations
Net investment income (loss)	$85,842	($92,010)
Net realized gain (loss)	(9,663,792)	22,658,659
Change in net unrealized appreciation (depreciation)	(42,222,676)	3,181,254

Increase (decrease) in net assets resulting from operations	(51,800,626)	25,747,903

Increase in capital from settlement payments	__	231,252

From Fund share transactions (Note 5)	64,640,653	2,290,103

Total increase	12,840,027	28,269,258

Net assets

Beginning of period	155,770,318	127,501,060

End of period	$168,610,345	$155,770,318

Undistributed net investment income	$225,028	$139,186

See notes to financial statements	Semiannual report | Small Company Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES
Period ended	9-30-11[1]	3-31-11	3-31-10[2,3]	10-31-09	10-31-08[4]	10-31-07	10-31-06

Per share operating performance

Net asset value,
beginning of period	$21.44	$17.82	$14.68	$13.83	$22.55	$23.04	$22.40
Net investment income
(loss)[5]	—[6]	(0.03)	(0.02)	—[6]	0.05	(0.04)	(0.05)
Net realized and
unrealized gain (loss)
on investments	(4.97)	3.62	3.18	0.87	(6.01)	2.06	4.24
Total from investment
operations	(4.97)	3.59	3.16	0.87	(5.96)	2.02	4.19
Less distributions
From net
investment income	—	—	(0.02)	(0.02)	(0.01)	(0.01)	—
From net realized gain	—	—	—	—	(2.75)	(2.50)	(3.55)
Total distributions	—	—	(0.02)	(0.02)	(2.76)	(2.51)	(3.55)
Non-recurring
reimbursement	—	0.03[7]	—	—	—	—	—
Net asset value, end
of period	$16.47	$21.44	$17.82	$14.68	$13.83	$22.55	$23.04
Total return (%)[8,9]	(23.18)[10]	20.31	21.51[10]	6.34	(29.67)	9.43	21.07

Ratios and supplemental data

Net assets, end of period
(in thousands)	$110,342	$88,000	$92,000	$87,000	$104,000	$209,000	$212,000
Ratios (as a percentage
of average net assets):
Expenses before
reductions	1.50[11]	1.49	1.66[11]	1.42	1.37	1.30	1.27
Expenses net of
fee waivers	1.39[11]	1.34	1.39[11]	1.39	1.31	1.25	1.24
Net investment
income (loss)	(0.04)[11]	(0.17)	(0.23)[11]	(0.01)	0.27	(0.20)	(0.17)
Portfolio turnover (%)	62	159	42[12]	155	177	132	135[13]

1 Unaudited.
2 For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.
3 After the close of business on 12-11-09, holders of Investor Shares of the former FMA Small Company Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of John Hancock Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Investor Shares of the Predecessor Fund was redesignated as that of John Hancock Small Company Fund Class A.
4 Prior to 5-1-08, Investor Shares were offered as Institutional Class Shares.
5 Based on the average daily shares outstanding.
6 Less than ($0.005) per share.
7 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
8 Does not reflect the effect of sales charges, if any.
9 Total returns would have been lower had certain expenses not been reduced during the periods shown.
10 Not annualized.
11 Annualized.
12 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.
13 Includes the effects of in-kind transactions. If the in-kind transactions were not included, the portfolio turnover rate would have been 127%.

18	Small Company Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	9-30-11[1]	3-31-11	3-31-10[2,3]	10-31-09	10-31-08[4]

Per share operating performance

Net asset value, beginning of period	$21.51	$17.84	$14.71	$13.84	$17.99
Net investment income[5]	0.03	0.02	—[6]	0.03	0.04
Net realized and unrealized gain (loss)
on investments	(4.99)	3.62	3.18	0.87	(4.17)
Total from investment operations	(4.96)	3.64	3.18	0.90	(4.13)
Less distributions
From net investment income	—	—	(0.05)	(0.03)	(0.02)
Non-recurring reimbursement	—	0.03[7]	—	—	—
Net asset value, end of period	$16.55	$21.51	$17.84	$14.71	$13.84
Total return (%)[8]	(23.06)[9]	20.57	21.67[9]	6.56	(22.95)[9]

Ratios and supplemental data

Net assets, end of period (in thousands)	$57,076	$67,000	$36,000	$23,000	$27,000
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[10]	1.12	1.18[10]	1.17	1.18[10]
Expenses net of fee waivers	1.04[10]	1.11	1.14[10]	1.14	1.08[10]
Net investment income	0.32[10]	0.09	0.01[10]	0.24	0.55[10]
Portfolio turnover (%)	62	159	42[11]	155	177

1 Unaudited.
2 For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.
3 After the close of business on 12-11-09, holders of Institutional Shares of the former FMA Small Company Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of John Hancock Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Small Company Fund Class I.
4 Commencement of operations 5-2-08.
5 Based on the average daily shares outstanding.
6 Less than $0.005 per share.
7 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Not annualized.
10 Annualized.
11 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

CLASS R1 SHARES Period ended	9-30-11[1]	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$21.37	$19.38
Net investment loss[3]	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	(4.94)	2.03
Total from investment operations	(4.99)	1.96
Non-recurring reimbursement	—	0.03[4]
Net asset value, end of period	$16.38	$21.37
Total return (%)[5]	(23.35)[6]	10.27[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$89	$117
Ratios (as a percentage of average net assets):
Expenses before reductions	10.75[7]	7.22[7]
Expenses net of fee waivers	1.80[7]	1.80[7]
Net investment loss	(0.45)[7]	(0.42)[7]
Portfolio turnover (%)	62	159

1 Unaudited.
2 Period from 4-30-10 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Small Company Fund	19

CLASS R3 SHARES Period ended	9-30-11[1]	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$21.39	$19.38
Net investment loss[3]	(0.03)	(0.10)
Net realized and unrealized gain (loss) on investments	(4.95)	2.08
Total from investment operations	(4.98)	1.98
Non-recurring reimbursement	—	0.03[4]
Net asset value, end of period	$16.41	$21.39
Total return (%)[5]	(23.28)[6]	10.37[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$395	$457
Ratios (as a percentage of average net assets):
Expenses before reductions	3.85[7]	3.00[7]
Expenses net of fee waivers	1.70[7]	1.70[7]
Net investment loss	(0.34)[7]	(0.52)[7]
Portfolio turnover (%)	62	159

1 Unaudited.
2 Period from 4-30-10 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

CLASS R4 SHARES Period ended	9-30-11[1]	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$21.44	$19.38
Net investment loss[3]	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	(4.96)	2.06
Total from investment operations	(4.97)	2.03
Non-recurring reimbursement	—	0.03[4]
Net asset value, end of period	$16.47	$21.44
Total return (%)[5]	(23.18)[6]	10.63[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$38	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	23.25[7]	7.40[7]
Expenses net of fee waivers	1.40[7]	1.40[7]
Net investment loss	(0.06)[7]	(0.16)[7]
Portfolio turnover (%)	62	159

1 Unaudited.
2 Period from 4-30-10 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

20	Small Company Fund | Semiannual report	See notes to financial statements

CLASS R5 SHARES Period ended	9-30-11[1]	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$21.50	$19.38
Net investment income[3]	0.03	0.01
Net realized and unrealized gain (loss) on investments	(4.99)	2.08
Total from investment operations	(4.96)	2.09
Non-recurring reimbursement	—	0.03[4]
Net asset value, end of period	$16.54	$21.50
Total return (%)[5]	(23.07)[6]	10.94[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$157	$164
Ratios (as a percentage of average net assets):
Expenses before reductions	7.31[7]	3.66[7]
Expenses net of fee waivers	1.10[7]	1.10[7]
Net investment income	0.26[7]	0.05[7]
Portfolio turnover (%)	62	159

1 Unaudited.
2 Period from 4-30-10 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

CLASS R6 SHARES Period ended	9-30-11[1,2]

Per share operating performance

Net asset value, beginning of period	$18.69
Net investment income[3]	0.02
Net realized and unrealized loss on investments	(2.16)
Total from investment operations	(2.14)
Net asset value, end of period	$16.55
Total return (%)[4]	(11.45)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$89
Ratios (as a percentage of average net assets):
Expenses before reductions	17.16[6]
Expenses net of fee waivers	1.04[6]
Net investment income	1.67[6]
Portfolio turnover (%)	62

1 Period from 9-1-11 (inception date) to 9-30-11.
2 Unaudited.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Small Company Fund	21

CLASS ADV SHARES Period ended	9-30-11[1]	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$21.44	$17.82	$15.71
Net investment income (loss)[3]	—[4]	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(4.97)	3.60	2.12
Total from investment operations	(4.97)	3.59	2.11
Non-recurring reimbursement	—	0.03[5]	—
Net asset value, end of period	$16.47	$21.44	$17.82
Total return (%)[5]	(23.18)[6]	20.31	13.43[6]

Ratios and supplemental data

Net assets, end of year (in thousands)	$424	$550	$69
Ratios (as a percentage of average net assets):
Expenses before reductions	3.72[7]	4.99	2.76[7]
Expenses net of fee waivers	1.34[7]	1.34	1.33[7]
Net investment income (loss)	—[7,8]	(0.07)	(0.17)[7]
Portfolio turnover (%)	62	159	42[9]

1 Unaudited.
2 Period from 12-14-09 (inception date) to 3-31-10.
3 Based on the average daily shares outstanding.
4 Less than $0.005.
5 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Less than 0.005%.
9 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

22	Small Company Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Small Company Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum long-term total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class ADV shares are available to investors who acquired Class A shares as a result of the reorganization of the FMA Small Company Portfolio (the Predecessor Fund) into the Fund and are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage fees and state registration fees for each class may differ. Under certain circumstances, Class I shares may be converted to Class R6 shares within one year after the commencement of operations of Class R6.

The Fund is the accounting and performance successor of the Predecessor Fund. At the close of business on December 11, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan on reorganization, in exchange for Class A and Class I shares of the Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level

Semiannual report | Small Company Fund	23

within the disclosure hierarchy. During the six months ended September 30, 2011, there were no significant transfers in or out of Level 1 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in other open-end management investment companies are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Real estate investment trusts. From time to time, the Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

The Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended September 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

24	Small Company Fund | Semiannual report

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $16,819,535 available to offset future net realized capital gains as of March 31, 2011. The capital loss carryforward expires as follows: March 31, 2016 — $16,819,535.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferral and litigation proceeds.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Semiannual report | Small Company Fund	25

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.85% of the next $500,000,000; and (c) 0.80% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Fiduciary Management Associates, LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed the average daily net assets of 1.50%, 1.04%, 1.80%, 1.70%, 1.40%, 1.10%, 1.04% and 1.34% for Class A, Class I, Class R1, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2012 for Class A, Class I, Class R1, Class R3, Class R4, Class R5 and Class ADV shares and June 30, 2013 for Class R6 shares. Prior to May 4, 2011, the fee waivers and/or reimbursements for Class I were such that these expenses would not exceed 1.11% of the average net assets of Class I. In addition, prior to August 1, 2011, the fee waivers and/or reimbursements for Class A were such that these expenses would not exceed 1.34% of the average net assets for Class A. Fee waivers and/or reimbursements for all other classes remained the same during the period.

Accordingly, the expense reductions or reimbursements related to these agreements were $80,460, $27,562, $4,529, $4,916, $5,113, $5,101, $1,197 and $6,119 for Class A, Class I, Class R1, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, respectively, for the six months ended September 30, 2011.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2011 were equivalent to a net annual effective rate of 0.77% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2011, amounted to an annual rate of 0.02%of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class R1, Class R3, Class R4 and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4, and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

26	Small Company Fund | Semiannual report

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class R6	—	—
Class ADV	0.25%	—

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $41,598 for the six months ended September 30, 2011. Of this amount, $6,528 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $30,333 was paid as sales commissions to broker-dealers and $4,737 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$205,647	$116,742	$9,536	$21,068
Class I	—	24,993	8,122	11,753
Class R1	291	16	4,604	25
Class R3	1,286	75	5,118	54
Class R4	62	8	5,118	24
Class R5	8	27	5,118	37
Class R6	—	2	1,192	2
Class ADV	641	439	5,834	101
Total	$207,935	$142,302	$44,642	$33,064

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Semiannual report | Small Company Fund	27

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2011 and for the year ended March 31, 2011 were as follows:

	Six months ended 9-30-11		Year ended 3-31-11[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	379,112	$7,555,751	1,125,695	$20,882,210
Issued in reorganization (Note 7)	3,452,513	74,129,240	—	—
Repurchased	(1,228,062)	(25,216,990)	(2,180,365)	(39,600,144)

Net increase (decrease)	2,603,563	$56,468,001	(1,054,670)	($18,717,934)

Class I shares

Sold	643,089	$13,720,568	1,751,999	$32,912,574
Issued in reorganization (Note 7)	8,264	178,025	—	—
Repurchased	(299,539)	(5,921,808)	(651,679)	(13,027,537)

Net increase	351,814	$7,976,785	1,100,320	$19,885,037

Class R1 shares

Sold	808	$16,192	7,061	$146,595
Repurchased	(845)	(17,782)	(1,603)	(33,713)

Net increase (decrease)	(37)	($1,590)	5,458	$112,882

Class R3 shares

Sold	3,420	$69,068	22,905	$461,120
Repurchased	(666)	(13,453)	(1,558)	(32,422)

Net increase	2,754	$55,615	21,347	$428,698

Class R4 shares

Sold	309	$6,593	2,245	$42,744
Repurchased	(86)	(1,818)	(143)	(2,929)

Net increase	223	$4,775	2,102	$39,815

Class R5 shares

Sold	2,216	$43,219	9,517	$188,219
Repurchased	(371)	(7,352)	(1,875)	(39,006)

Net increase	1,845	$35,867	7,642	$149,213

Class R6 shares[2]

Sold	5,351	$100,000	—	—
Issued in reorganization	—	—	—	—

Net increase	5,351	$100,000	—	—

Class ADV shares

Sold	61	$1,200	23,836	$433,429
Repurchased	—	—	(2,074)	(41,037)

Net increase	61	$1,200	21,762	$392,392

Net increase	2,965,574	$64,640,653	103,961	$2,290,103

1 Period from 4-30-10 (inception date) to 3-31-11 for Class R1, Class R3, Class R4 and Class R5 Shares.

2 Period from 9-1-11 (inception date) to 9-30-11.

Affiliates of the Fund owned 24%, 55% and 100% of shares of beneficial interest of Class R1, Class R4 and Class R6, respectively, on September 30, 2011.

28	Small Company Fund | Semiannual report

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $121,542,716 and $129,399,464, respectively, for the six months ended September 30, 2011.

Note 7 — Reorganization

On March 23, 2011, the shareholders of John Hancock Growth Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock Small Company Fund (the Acquiring Fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Acquiring Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization consolidated the Acquired Fund with a fund with a similar objective and the combined fund is better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquiring Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 8, 2011.

The following outlines the reorganization:

				SHARES	SHARES
		ACQUIRED NET	DEPRECIATION	REDEEMED	ISSUED	ACQUIRING	ACQUIRING
		ASSET VALUE OF	OF ACQUIRED	BY THE	BY THE	FUND NET	FUND TOTAL NET
ACQUIRING	ACQUIRED	THE ACQUIRED	FUND’S	ACQUIRED	ACQUIRING	ASSETS PRIOR TO	ASSETS AFTER
FUND	FUND	FUND	INVESTMENTS	FUND	FUND	COMBINATION	COMBINATION

Small	Growth
Company	Opportunities
Fund	Fund	$74,307,265	$357,619	2,999,974	3,460,777	$156,083,429	$230,390,694

Because the combined Fund has been managed as a single integrated Fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations for the six months ended September 30, 2011. See Note 5 for capital shares issued in connection with the above referenced reorganization.

Semiannual report | Small Company Fund	29

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Small Company Fund (the Fund), a series of John Hancock Funds III, met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Fiduciary Management Associates, LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

30	Small Company Fund | Semiannual report

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

Semiannual report | Small Company Fund	31

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Small Company Fund Class A	23.80%	3.20%	5.95%	7.45%
Small Blend Category Average	25.76%	2.09%	3.93%	7.55%
Russell 2000 TR Index	26.85%	2.22%	4.47%	6.33%

The Board noted that the Fund had outperformed its Category’s average performance over certain periods shown and had underperformed its Category’s average performance for other periods shown. The Board noted that, although the Fund had underperformed its benchmark index’s performance over the one-year period, the Fund had outperformed its benchmark index’s performance over all other periods.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including

32	Small Company Fund | Semiannual report

transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was eight basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2010 financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.90%	0.82%
Gross Expense Ratio	1.42%	1.56%
Net Expense Ratio	1.34%	1.43%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.34% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until July 31, 2011, recognizing that the waiver would be reset to 1.50% after that date through June 30, 2012. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Semiannual report | Small Company Fund	33

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

34	Small Company Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner,* Vice Chairman	Fiduciary Management Associates, LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore*#	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 9-13-11

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Small Company Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Company Fund.	348SA 9/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/11

John Hancock
MUTUAL FUNDS

John Hancock
Disciplined Value Mid Cap Fund

Semiannual Report
9.30.11

A look at performance

Total returns for the period ended September 30, 2011

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1	–4.08	2.48	7.92	–23.39	–4.08	13.01	114.31

Class C1	–0.84	2.73	7.64	–20.48	–0.84	14.43	108.79

Class I1,2	1.21	3.92	8.90	–19.22	1.21	21.22	134.58

Class R6[1,2]	1.35	4.00	8.97	–19.21	1.35	21.68	136.10

Class ADV [1,2]	0.92	3.51	8.47	–19.38	0.92	18.83	125.38

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, R6 and ADV shares.

The expense ratios of the Fund, both net (excluding any fee waivers or expense limitations) and gross (including any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 7-31-12 for Class A and C shares and 7-9-12 for Class ADV and I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class R6 the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class ADV
Net (%)	1.35	2.10	1.00	0.97	1.25
Gross (%)	1.38	2.21	1.03	0.97	5.80

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	Disciplined Value Mid Cap Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class C4	9-30-01	$20,879	$20,879	$20,691

Class I [2]	9-30-01	23,458	23,458	20,691

Class R6 [2]	9-30-01	23,610	23,610	20,691

Class ADV [2]	9-30-01	22,538	22,538	20,691

Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 After the close of business on 7-9-10, holders of Investor Class Shares and Institutional Class Shares of the former Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A and Class I shares, respectively, of John Hancock Disciplined Value Mid Cap Fund. Class A, Class I and Class ADV shares were first offered on 7-12-10. The returns prior to this date for Class A and Class ADV shares are those of the Predecessor Fund’s Investor Class Shares recalculated to reflect the gross fees and expenses of the Fund’s Class A and Class ADV shares, respectively. For Class I shares, the returns prior to this date are for the Predecessor Fund’s Institutional Class Shares recalculated to reflect the gross fees and expenses of the Fund’s Class I shares. Class C and Class R6 shares were first offered on 8-15-11 and 9-1-11 respectively; the returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C and Class R6 shares, respectively.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

4 No contingent deferred sales charge is applicable.

Semiannual report | Disciplined Value Mid Cap Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2011 with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$806.30	$5.64

Class I	1,000.00	807.80	4.25

Class ADV	1,000.00	806.20	5.64

For the class noted below, the example assumes an account value of $1,000 on August 15, 2011, with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 8-15-11	on 9-30-11	period ended 9-30-11[2]

Class C	$1,000.00	$936.00	$2.55

For the class noted below, the example assumes an account value of $1,000 on September 1, 2011, with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 9-30-11	period ended 9-30-11[3]

Class R6	$1,000.00	$909.60	$0.77

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Disciplined Value Mid Cap Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2011, with the same investment held until September 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[4]

Class A	$1,000.00	$1,018.70	$6.31

Class C	1,000.00	1,014.50	10.58

Class I	1,000.00	1,020.30	4.75

Class R6	1,000.00	1,020.00	5.00

Class ADV	1,000.00	1,018.70	6.31

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.25%, 0.94% and 1.25%, for Class A, Class I and Class ADV shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 2.10% for Class C shares, multiplied by the average account value over the period, multiplied by 46/366 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class R6 shares, multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period).

4 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | Disciplined Value Mid Cap Fund	9

Portfolio summary

Top 10 Holdings (14.9% of Net Assets on 9-30-11)[1,2]

CBS Corp., Class B	1.8%	Kennametal, Inc.	1.4%

CareFusion Corp.	1.6%	FTI Consulting, Inc.	1.4%

Alleghany Corp.	1.5%	Unum Group	1.4%

Moody’s Corp.	1.5%	Raymond James Financial, Inc.	1.4%

The McGraw-Hill Companies, Inc.	1.5%	SM Energy Company	1.4%

Sector Composition[2,3]

Financials	25%	Utilities	7%

Industrials	14%	Materials	7%

Consumer Discretionary	13%	Energy	5%

Information Technology	13%	Consumer Staples	3%

Health Care	10%	Short-Term Investments & Other	3%

1 Cash and cash equivalents not included.

2 As a percentage of net assets on 9-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Disciplined Value Mid Cap Fund | Semiannual report

Fund’s investments

As of 9-30-11 (unaudited)

	Shares	Value
Common Stocks 96.79%		$610,428,033

(Cost $686,160,966)

Consumer Discretionary 12.58%		79,342,723

Auto Components 1.14%

Lear Corp.	167,120	7,169,448

Diversified Consumer Services 0.33%

DeVry Inc.	56,620	2,092,675

Household Durables 0.40%

Mohawk Industries, Inc. (I)	58,370	2,504,657

Internet & Catalog Retail 0.93%

Expedia, Inc.	228,584	5,886,038

Leisure Equipment & Products 0.49%

Mattel, Inc.	118,400	3,065,376

Media 4.23%

CBS Corp., Class B	572,510	11,667,753

Omnicom Group, Inc.	155,270	5,720,147

The McGraw-Hill Companies, Inc.	226,505	9,286,705

Multiline Retail 1.05%

Kohl’s Corp.	134,485	6,603,214

Specialty Retail 3.16%

Bed Bath & Beyond, Inc. (I)	133,150	7,630,827

Guess?, Inc.	141,200	4,022,788

Williams-Sonoma, Inc.	269,885	8,309,759

Textiles, Apparel & Luxury Goods 0.85%

VF Corp. (L)	44,300	5,383,336

Consumer Staples 3.22%		20,277,969

Beverages 1.75%

Coca-Cola Enterprises, Inc.	270,745	6,736,136

Dr. Pepper Snapple Group, Inc.	110,320	4,278,210

Food & Staples Retailing 0.61%

The Kroger Company	175,135	3,845,965

Tobacco 0.86%

Lorillard, Inc.	48,940	5,417,658

Energy 4.72%		29,776,811

Energy Equipment & Services 0.50%

Oil States International, Inc. (I)	62,525	3,183,773

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels 4.22%

EOG Resources, Inc. (L)	25,630	$1,819,986

Noble Energy, Inc.	110,260	7,806,408

Rosetta Resources, Inc. (I)(L)	190,430	6,516,515

SemGroup Corp., Class A (I)	92,030	1,836,919

SM Energy Company	142,015	8,613,210

Financials 25.23%		159,106,557

Capital Markets 3.63%

Affiliated Managers Group, Inc. (I)	49,455	3,859,963

Raymond James Financial, Inc.	333,120	8,647,795

SEI Investments Company	167,565	2,577,150

TD Ameritrade Holding Corp.	529,945	7,792,841

Commercial Banks 4.06%

Comerica, Inc.	175,270	4,025,952

East West Bancorp, Inc.	375,570	5,599,749

Fifth Third Bancorp	435,395	4,397,490

Huntington Bancshares, Inc.	573,980	2,755,104

M&T Bank Corp.	54,720	3,824,928

SunTrust Banks, Inc.	187,375	3,363,381

Zions Bancorporation (L)	114,900	1,616,643

Consumer Finance 3.03%

Capital One Financial Corp. (L)	171,800	6,808,434

Discover Financial Services	363,545	8,339,722

SLM Corp.	318,755	3,968,500

Diversified Financial Services 1.48%

Moody’s Corp. (L)	307,075	9,350,434

Insurance 8.28%

ACE, Ltd.	39,035	2,365,521

Alleghany Corp. (I)	32,777	9,456,165

AON Corp.	85,170	3,575,437

Loews Corp.	117,015	4,042,868

Marsh & McLennan Companies, Inc.	281,365	7,467,427

Reinsurance Group of America, Inc.	110,895	5,095,625

Symetra Financial Corp.	297,090	2,421,284

The Hanover Insurance Group, Inc.	179,330	6,366,215

Unum Group	428,505	8,981,465

W.R. Berkley Corp.	83,125	2,467,981

Real Estate Investment Trusts 4.75%

American Assets Trust, Inc.	113,340	2,034,453

Duke Realty Corp. (L)	216,070	2,268,735

Equity Residential	94,930	4,924,019

Kimco Realty Corp.	427,165	6,420,290

Regency Centers Corp.	100,665	3,556,494

Taubman Centers, Inc.	90,850	4,570,664

Ventas, Inc.	63,235	3,123,809

Vornado Realty Trust	40,740	3,040,019

12	Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

	Shares	Value
Health Care 10.32%		$65,120,255

Health Care Equipment & Supplies 2.47%

CareFusion Corp. (I)	425,745	10,196,593

Hologic, Inc. (I)	354,390	5,390,272

Health Care Providers & Services 6.52%

AmerisourceBergen Corp.	204,100	7,606,807

DaVita, Inc. (I)	81,900	5,132,673

Humana, Inc.	100,045	7,276,273

Lincare Holdings, Inc.	229,715	5,168,588

McKesson Corp.	93,985	6,832,710

Omnicare, Inc. (L)	173,435	4,410,452

Quest Diagnostics, Inc.	94,755	4,677,107

Life Sciences Tools & Services 0.68%

Parexel International Corp. (I)(L)	226,290	4,283,670

Pharmaceuticals 0.65%

Hospira, Inc. (I)	112,030	4,145,110

Industrials 14.14%		89,185,200

Aerospace & Defense 1.60%

Curtiss-Wright Corp.	162,035	4,671,469

ITT Corp.	129,165	5,424,930

Electrical Equipment 1.69%

Cooper Industries PLC	63,465	2,927,006

Thomas & Betts Corp. (I)	193,760	7,732,962

Machinery 3.68%

Flowserve Corp.	42,680	3,158,320

Ingersoll-Rand PLC (L)	220,900	6,205,081

Kennametal, Inc.	277,415	9,082,567

Stanley Black & Decker, Inc.	97,285	4,776,694

Professional Services 6.13%

Equifax, Inc.	267,710	8,229,405

FTI Consulting, Inc. (I)(L)	244,405	8,996,548

Manpower, Inc.	197,335	6,634,403

Robert Half International, Inc.	328,825	6,977,667

Towers Watson & Company, Class A	130,805	7,819,523

Trading Companies & Distributors 1.04%

WESCO International, Inc. (I)(L)	195,190	6,548,625

Information Technology 12.57%		79,257,719

Communications Equipment 0.50%

Harris Corp. (L)	92,290	3,153,549

Computers & Peripherals 1.19%

Seagate Technology PLC	365,595	3,758,317

Western Digital Corp. (I)	145,370	3,738,916

Electronic Equipment, Instruments & Components 4.10%

Arrow Electronics, Inc. (I)	218,320	6,064,930

Avnet, Inc. (I)	176,815	4,611,335

Flextronics International, Ltd. (I)	879,340	4,950,684

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund	13

	Shares	Value
Electronic Equipment, Instruments & Components (continued)

Ingram Micro, Inc., Class A (I)	277,915	$4,482,769

TE Connectivity, Ltd.	204,050	5,741,967

Internet Software & Services 1.11%

Monster Worldwide, Inc. (I)(L)	443,040	3,181,027

Yahoo!, Inc. (I)	290,820	3,827,191

IT Services 2.53%

Alliance Data Systems Corp. (I)(L)	55,280	5,124,456

Amdocs, Ltd. (I)	122,405	3,319,624

CGI Group, Inc., Class A (I)	207,555	3,904,110

The Western Union Company	237,710	3,634,586

Office Electronics 1.18%

Xerox Corp.	1,065,510	7,426,605

Semiconductors & Semiconductor Equipment 0.71%

Analog Devices, Inc.	143,620	4,488,125

Software 1.25%

Electronic Arts, Inc. (I)	383,840	7,849,528

Materials 6.67%		42,081,404

Chemicals 2.82%

Albemarle Corp.	71,525	2,889,610

Ashland, Inc.	68,910	3,041,687

Cytec Industries, Inc.	163,630	5,749,958

Ferro Corp. (I)	406,740	2,501,451

PPG Industries, Inc.	50,580	3,573,983

Containers & Packaging 2.21%

Ball Corp.	184,165	5,712,798

Crown Holdings, Inc. (I)	142,755	4,369,731

Rock-Tenn Company, Class A	79,480	3,869,086

Metals & Mining 1.64%

Globe Specialty Metals, Inc.	283,385	4,114,750

Reliance Steel & Aluminum Company	184,015	6,258,350

Telecommunication Services 0.44%		2,787,381

Diversified Telecommunication Services 0.44%

Windstream Corp. (L)	239,055	2,787,381

Utilities 6.90%		43,492,014

Electric Utilities 4.31%

American Electric Power Company, Inc.	69,575	2,645,242

Edison International	195,225	7,467,349

FirstEnergy Corp.	110,018	4,940,908

NV Energy, Inc.	449,035	6,605,305

Westar Energy, Inc. (L)	208,570	5,510,419

Multi-Utilities 2.59%

Alliant Energy Corp.	166,340	6,434,031

Ameren Corp.	176,590	5,257,084

PG&E Corp.	109,470	4,631,676

14	Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

	Yield	Shares	Value
Securities Lending Collateral 8.33%			$52,567,966

(Cost $52,569,385)

John Hancock Collateral Investment Trust (W)	0.2515% (Y)	5,254,065	52,567,966

		Par value	Value
Short-Term Investments 4.30%			$27,116,000

(Cost $27,116,000)

Repurchase Agreement 4.30%			27,116,000
Repurchase Agreement with State Street Corp. dated 9-30-11 at 0.010% to be repurchased at $27,116,023 on 10-3-11, collateralized by $27,645,000
Federal Home Loan Mortgage Corp., 0.780% due 9-8-14 (valued at
$27,660,951, including interest)		$27,116,000	27,116,000

Total investments (Cost $765,846,351)† 109.42%			$690,111,999

Other assets and liabilities, net (9.42%)			($59,413,911)

Total net assets 100.00%			$630,698,088

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 9-30-11.

(W)Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 9-30-11.

† At 9-30-11, the aggregate cost of investment securities for federal income tax purposes was $766,414,093. Net unrealized depreciation aggregated $76,302,094, of which $11,267,205 related to appreciated investment securities and $87,569,299 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $713,276,966) including
$51,316,408 of securities loaned (Note 2)	$637,544,033
Investments in affiliated issuers, at value (Cost $52,569,385) (Note 2)	52,567,966

Total investments, at value (Cost $765,846,351)	690,111,999
Cash	899
Receivable for fund shares sold	4,913,932
Dividends and interest receivable	685,693
Receivable for securities lending income	8,074
Receivable due from adviser	988
Other receivables and prepaid expenses	112,026

Total assets	695,833,611

Liabilities

Payable for investments purchased	11,612,077
Payable for fund shares repurchased	832,488
Payable upon return of securities loaned (Note 2)	52,583,720
Payable to affiliates
Accounting and legal services fees	1,094
Transfer agent fees	65,875
Other liabilities and accrued expenses	40,269

Total liabilities	65,135,523

Net assets

Paid-in capital	$711,745,926
Undistributed net investment income	1,265,522
Accumulated net realized loss on investments	(6,579,008)
Net unrealized appreciation (depreciation) on investments	(75,734,352)

Net assets	$630,698,088

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($246,029,747 ÷ 25,475,150 shares)	$9.66
Class C ($818,691 ÷ 82,293 shares)	$9.95
Class I ($383,256,572 ÷ 38,492,079 shares)	$9.96
Class R6 ($90,922 ÷ 9,132 shares)	$9.96
Class ADV ($502,156 ÷ 52,027 shares)	$9.65

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.17

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$4,236,200
Securities lending	50,212
Interest	1,099
Less foreign taxes withheld	(4,411)

Total investment income	4,283,100

Expenses

Investment management fees (Note 4)	2,259,926
Distribution and service fees (Note 4)	282,469
Accounting and legal services fees (Note 4)	33,193
Transfer agent fees (Note 4)	326,258
Trustees’ fees (Note 4)	11,724
State registration fees (Note 4)	54,275
Printing and postage (Note 4)	27,745
Professional fees	26,330
Custodian fees	29,811
Registration and filing fees	12,343
Other	9,687

Total expenses	3,073,761
Less expense reductions (Note 4)	(56,325)

Net expenses	3,017,436

Net investment income	1,265,664

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(8,706,448)
Investments in affiliated issuers	(9,666)
(8,716,114)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(131,609,646)
Investments in affiliated issuers	(1,080)

(131,610,726)

Net realized and unrealized loss	(140,326,840)

Decrease in net assets from operations	($139,061,176)

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Period	Year
	9-30-11	ended	ended
	(Unaudited)	3-31-11[1]	8-31-10

Increase (decrease) in net assets

From operations
Net investment income	$1,265,664	$341,663	$276,141
Net realized gain (loss)	(8,716,114)	6,931,480	2,324,382
Change in net unrealized
appreciation (depreciation)	(131,610,726)	64,707,640	(8,884,774)

Increase (decrease) in net assets resulting
from operations	(139,061,176)	71,980,783	(6,284,251)

Distributions to shareholders
From net investment income
Class A	—	(100,122)	(92,302)
Class I	—	(372,245)	(307,672)
Class ADV	—	(26)	—

Total distributions	—	(472,393)	(399,974)

From Fund share transactions (Note 5)	344,980,438	190,782,100	122,565,661

Total increase	205,919,262	262,290,490	115,881,436

Net assets

Beginning of period	424,778,826	162,488,336	46,606,900

End of period	$630,698,088	$424,778,826	$162,488,336

Undistributed/(Accumulated distributions in
excess of) net investment income	$1,265,522	($142)	$108,182

1 For the seven-month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.

18	Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	9-30-11[1]	3-31-11[2]	8-31-10[3]	8-31-09[4]	8-31-08[4]	8-31-07[4]	8-31-06

Per share operating performance

Net asset value, beginning
of period	$11.98	$8.66	$8.10	$9.08	$11.16	$12.81	$13.80
Net investment income (loss)[5]	0.01	0.01	0.01[6]	0.07	0.06	0.02	(0.01)
Net realized and unrealized gain
(loss) on investments	(2.33)	3.32	0.60	(0.98)[7]	(0.74)	2.39	0.87
Total from investment operations	(2.32)	3.33	0.61	(0.91)	(0.68)	2.41	0.86
Less distributions
From net investment income	—	(0.01)	(0.05)	(0.07)	(0.04)	—	—
From net realized gain	—	—	—	—[8]	(1.36)	(4.06)	(1.85)
Total distributions	—	(0.01)	(0.05)	(0.07)	(1.40)	(4.06)	(1.85)
Net asset value, end of period	$9.66	$11.98	$8.66	$8.10	$9.08	$11.16	$12.81
Total return (%)[9,10]	(19.37)[11]	38.47[11]	7.54	(9.79)[7]	(6.62)	21.02	6.59

Ratios and supplemental data

Net assets, end of period
(in millions)	$246	$171	$75	$14	$17	$13	$5
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.29[12]	1.35[12]	1.56	1.93	1.73	1.73	1.70
Expenses net of fee waivers
and credits	1.25[12]	1.25[12]	1.25	1.25	1.25	1.25	1.25
Net investment income (loss)	0.26[12]	0.10[12]	0.09	1.09	0.55	0.14	(0.04)
Portfolio turnover (%)	22	27	38	58	64	89	97

1 Unaudited.
2 For the seven-month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 7-9-10, holders of Investor Class Shares of the former Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Mid Cap Fund. These shares were first offered on 7-12-10. Additionally, the accounting and performance history of the Investor Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Mid Cap Fund Class A.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 The amount shown for a share outstanding may differ with the distributions from net investment income for the period due to the timing of distributions in relations to fluctuations of shares outstanding during the period.
7 In 2009, the investment advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.11% and net realized and unrealized gain/(loss) on investment by $0.01 per share.
8 Less than $0.01 per share.
9 Total returns would have been lower had certain expenses not been reduced during the periods shown.
10 Does not reflect the effect of sales charges, if any.
11 Not annualized.
12 Annualized.

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund	19

CLASS C SHARES Period ended	9-30-11[1,2]

Per share operating performance

Net asset value, beginning of period	$10.63
Net investment income	—[3]
Net realized and unrealized loss on investments	(0.68)
Total from investment operations	(0.68)
Net asset value, end of period	$9.95
Total return (%)[4,5]	(6.40)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	5.94[7]
Expenses net of fee waivers and credits	2.10[7]
Net investment income	0.17[7]
Portfolio turnover (%)	22

1 Period from 8-15-11 (inception date) to 9-30-11.
2 Unaudited.
3 Less than $0.005 per share.
4 Not annualized.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

20	Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

CLASS I SHARES
Period ended	9-30-11[1]	3-31-11[2]	8-31-10[3]	8-31-09[4]	8-31-08[4]	8-31-07[4]	8-31-06

Per share operating performance

Net asset value, beginning
of period	$12.33	$8.92	$8.34	$9.35	$11.45	$13.05	$14.02
Net investment income[5]	0.03	0.03	0.04[6]	0.09	0.08	0.05	0.04
Net realized and unrealized
gain (loss) on investments	(2.40)	3.41	0.61	(1.01)[7]	(0.76)	2.44	0.86
Total from
investment operations	(2.37)	3.44	0.65	(0.92)	(0.68)	2.49	0.90
Less distributions
From net investment income	—	(0.03)	(0.07)	(0.09)	(0.06)	(0.03)	(0.02)
From net realized gain	—	—	—	—[8]	(1.36)	(4.06)	(1.85)
Total distributions	—	(0.03)	(0.07)	(0.09)	(1.42)	(4.09)	(1.87)
Net asset value, end
of period	$9.96	$12.33	$8.92	$8.34	$9.35	$11.45	$13.05
Total return (%)	(19.22)[9]	38.64[9]	7.76[10]	(9.50)[7,10]	(6.41)[10]	21.32[10]	6.82[10]

Ratios and supplemental data

Net assets, end of period
(in millions)	$383	$254	$87	$33	$35	$36	$28
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.94[11]	0.99[11]	1.28	1.69	1.48	1.48	1.38
Expenses net of fee waivers
and credits	0.94[11]	0.99[11]	1.00	1.00	1.00	1.00	1.00
Net investment income	0.57[11]	0.37[11]	0.41	1.33	0.80	0.38	0.28
Portfolio turnover (%)	22	27	38	58	64	89	97

1 Unaudited.
2 For the seven-month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 7-9-10, holders of Institutional Class Shares of the former Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Mid Cap Fund. These shares were first offered on 7-12-10. Additionally, the accounting and performance history of the Institutional Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Mid Cap Fund Class I.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 The amount shown for a share outstanding may differ with the distributions from net investment income for the period due to the timing of distributions in relations to fluctuations of shares outstanding during the period.
7 In 2009, the investment advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.11% and net realized and unrealized gain/(loss) on investment by $0.01 per share.
8 Less than $0.01 per share.
9 Not annualized.
10 Total returns would have been lower had certain expenses not been reduced during the periods shown.
11 Annualized.

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund	21

CLASS R6 SHARES Period ended	9-30-11[1,2]

Per share operating performance

Net asset value, beginning of period	$10.95
Net investment income[3]	0.01
Net realized and unrealized loss on investments	(1.00)
Total from investment operations	(0.99)
Net asset value, end of period	$9.96
Total return (%)[4]	(9.04)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.70[7]
Expenses net of fee waivers and credits	0.99[7]
Net investment income	1.11[7]
Portfolio turnover (%)	22

1 Period from 9-1-11 (inception date) to 9-30-11.
2 Unaudited.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS ADV SHARES Period ended	9-30-11[1]	3-31-11[2]	8-31-10[3]

Per share operating performance

Net asset value, beginning of period	$11.97	$8.65	$8.86
Net investment income[4]	0.02	0.01	—[5]
Net realized and unrealized gain (loss) on investments	(2.34)	3.32	(0.21)
Total from investment operations	(2.32)	3.33	(0.21)
Less distributions
From net investment income	—	(0.01)	—
Net asset value, end of period	$9.65	$11.97	$8.65
Total return (%)[6]	(19.38)[7]	38.50[7]	(2.37)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.39[9]	5.78[9]	1.42[9]
Expenses net of fee waivers and credits	1.25[9]	1.25[9]	1.25[9]
Net investment income (loss)	0.35[9]	0.15[9]	(0.37)[9]
Portfolio turnover (%)	22	27	38[10]

1 Unaudited.
2 For the seven-month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.
3 Period from 7-12-10 (inception date) to 8-31-10.
4 Based on the average daily shares outstanding.
5 Less than $0.005 per share.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

22	Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Disciplined Value Mid Cap Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital with current income as a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class ADV shares are available to investors who acquired Class A shares as a result of the reorganization of the Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) into the Fund and is closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Under certain circumstances, Class I shares may be converted to Class R6 shares within one year after the commencement of operations of Class R6.

At the close of business on July 9, 2010, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund. As a result of the reorganization, the Fund is the legal survivor, however, the accounting and performance history of the Investor Class and Institutional Class shares of the Predecessor Fund have been redesignated as that of Class A and Class I shares of the Fund, respectively.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Disciplined Value Mid Cap Fund	23

As September 30, 2011, all investments are categorized as Level 1 under the hierarchy described above, except for repurchase agreements, which are Level 2. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended September 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

24	Disciplined Value Mid Cap Fund | Semiannual report

The Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended September 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and shall be effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Semiannual report | Disciplined Value Mid Cap Fund	25

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.775% of the next $500,000,000; (c) 0.750% of the next $500,000,000; (d) 0.725% of the next $1,000,000,000; and (e) 0.700% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Robeco Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The reimbursements are such that these expenses will not exceed 1.35%, 2.10%, 1.00%, 0.99% and 1.25% for Class A, Class C, Class I, Class R6 and Class ADV shares, respectively. The expense reimbursements will continue in effect until at least July 31, 2012 for Class A and Class C shares, July 9, 2012 for Class I and Class ADV shares and June 30, 2013 for Class R6 shares. Prior to July 1, 2011, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.25%, 1.00% and 1.25% for Class A, Class I and Class ADV shares, respectively.

For the six months ended September 30, 2011, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	$48,702
Class C	1,956
Class I	—
Class R6	1,185
Class ADV	4,482

Total	$56,325

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2011 were equivalent to a net annual effective rate of 0.777% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

26	Disciplined Value Mid Cap Fund | Semiannual report

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class C and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class C	1.00%
Class ADV	0.25%

Currently, only 0.25% is charged to Class A shares for 12b-1 fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $638,987 for the six months ended September 30, 2011. Of this amount, $100,616 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $532,755 was paid as sales commissions to broker-dealers and $5,616 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class C shares are subject to contingent deferred sales charges (CDSCs). Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2011, CDSCs received by the Distributor amounted to $12,378 for Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$281,602	$195,616	$10,704	$23,475
Class C	510	93	1,948	15
Class I	—	130,292	36,037	4,195
Class R6	—	3	1,192	2
Class ADV	357	254	4,394	58

Total	$282,469	$326,258	$54,275	$27,745

Semiannual report | Disciplined Value Mid Cap Fund	27

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2011, period ended March 31, 2011 and year ended August 31, 2010 were as follows:

	Six months ended 9-30-11		Period ended 3-31-11[1]		Year ended 8-31-10
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	16,980,052	$192,862,611	7,005,591	$77,872,436	8,777,014	$83,785,587
Distributions
reinvested	—	—	8,933	97,188	10,325	90,650
Repurchased	(5,755,436)	(62,980,841)	(1,470,217)	(15,870,855)	(1,798,769)	(16,412,636)

Net increase	11,224,616	$129,881,770	5,544,307	$62,098,769	6,988,570	$67,463,601

Class C shares[2]

Sold	101,389	$1,056,008	—	—	—	—
Repurchased	(19,096)	(199,928)	—	—	—	—

Net increase	82,293	$856,080	—	—	—	—

Class I shares

Sold	21,154,344	$249,595,811	11,421,411	$135,086,113	6,811,708	$64,123,319
Distributions
reinvested	—	—	13,096	146,545	33,541	302,876
Repurchased	(3,260,945)	(35,966,757)	(601,401)	(6,597,427)	(1,000,633)	(9,349,135)

Net increase	17,893,399	$213,629,054	10,833,106	$128,635,231	5,844,616	$55,077,060

Class R6 Shares[3]

Sold	9,132	$100,000	—	—	—	—

Net increase	9,132	$100,000	—	—	—	—

Class ADV shares

Sold	45,938	$523,374	4,108	$48,100	2,822	$25,000
Repurchased	(841)	(9,840)	—	—	—	—

Net increase	45,097	$513,534	4,108	$48,100	2,822	$25,000

Net increase	29,254,537	$344,980,438	16,381,521	$190,782,100	12,836,008	$122,565,661

1 For the seven-month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.
2 Period from 8-15-11 (inception date) to 9-30-11.
3 Period from 9-1-11 (inception date) to 9-30-11.

Affiliates of the Fund owned 12%, 100% and 5% of shares of beneficial interest of Class C, Class R6 and Class ADV, respectively, on September 30, 2011.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $503,830,572 and $119,817,982, respectively, for the six months ended September 30, 2011.

28	Disciplined Value Mid Cap Fund | Semiannual report

Note 7 — Reorganization

At the close of business on July 9, 2010, the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for the Class A and Class I shares of the Fund. The Fund had no assets, liabilities or operations prior to the reorganization.

The agreement and plan of reorganization provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Predecessor Fund in exchange for a representative amount of shares of the Fund; (b) the liquidation of the Predecessor Fund; and (c) the distribution to the Predecessor Fund’s shareholders of the Fund’s shares. The reorganization was intended to allow the Fund to be better positioned to increase asset size and achieve additional economies of scale by achieving net prices on securities trades and spread fixed expenses over a larger asset base. As a result of the reorganization, the Fund is the legal survivor, however, the accounting and performance history of the Investor Class and Institutional Class of the Predecessor Fund have been redesignated as that of Class A and Class I of the Fund.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Predecessor Fund or its shareholders. In addition, the expenses of the reorganization were borne by the Advisers of both the Predecessor Fund and the Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on July 9, 2010. The following outlines the reorganization:

	ACQUIRED NET	DEPRECIATION OF
	ASSET VALUE OF THE	ACQUIRED FUND’S	SHARES ISSUED	TOTAL NET ASSETS
ACQUIRED FUND	ACQUIRED FUND	INVESTMENTS	BY THE FUND	AFTER COMBINATION

Robeco Boston Partners	$154,240,210	($5,243,829)	17,142,708	$154,240,210
Mid Cap Value Fund

Semiannual report | Disciplined Value Mid Cap Fund	29

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Disciplined Value Mid Cap Fund (the Fund), a series of John Hancock Funds III, met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Robeco Investment Management, Inc. (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of

30	Disciplined Value Mid Cap Fund | Semiannual report

the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

Semiannual report | Disciplined Value Mid Cap Fund	31

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Disciplined Value Mid Cap Fund Class A	22.96%	5.32%	7.47%	9.12%
Mid-Cap Value Category Average	21.48%	1.19%	4.20%	7.49%
Russell Mid Cap Value TR Index	24.75%	1.01%	4.08%	8.07%

The Board noted that the Fund’s performance compared favorably to the average performance of its Category for all periods shown. The Board noted that, although the Fund had underperformed its benchmark index’s performance over the one-year period, the Fund had outperformed its benchmark index’s performance over all other periods.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including

32	Disciplined Value Mid Cap Fund | Semiannual report

transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was six basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2010 financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.80%	0.74%
Gross Expense Ratio	1.56%	1.38%
Net Expense Ratio	1.25%	1.30%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio: (i) at 1.25% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until December 31, 2011; and (ii) at 1.35% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, from January 1, 2012 until July 31, 2012. The Board favorably considered the impact of this contractual agreement toward ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Semiannual report | Disciplined Value Mid Cap Fund	33

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

34	Disciplined Value Mid Cap Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner,* Vice Chairman	Robeco Investment Management, Inc.
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore*#	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 9-13-11

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Disciplined Value Mid Cap Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.	363SA 9/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/11

John Hancock
MUTUAL FUNDS

John Hancock
International Value Equity Fund

Semiannual Report
9.30.11

A look at performance

Total returns for the period ended September 30, 2011

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1	–15.29	–3.58	5.85	–24.23	–15.29	–16.65	76.54

Class I1,2	–10.58	–2.53	6.42	–20.02	–10.58	–12.02	86.30

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (excluding any fee waivers or expense limitations) and gross (including any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-11-13 for Class A shares and 6-30-12 for Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class I
Net (%)	1.60	1.18
Gross (%)	14.68	12.93

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6 International Value Equity Fund | Semiannual report

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 After the close of business on 2-11-11, holders of Class A shares of the former Optique International Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of John Hancock International Value Equity Fund. These shares were first offered on 2-14-11. Additionally, the accounting and performance history of the Class A shares of the Predecessor Fund was redesignated as that of John Hancock International Value Equity Fund Class A. Class I shares were first offered on 2-14-11. Performance prior to 2-14-11 is that of Class A shares recalculated to reflect the gross fees and expenses of Class I shares.

2 For certain types of investors, as described in the Fund’s Class I prospectus.

3 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Semiannual report | International Value Equity Fund 7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2011 with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$797.60	$7.19

Class I	1,000.00	799.80	5.31

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8 International Value Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2011, with the same investment held until September 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$1,017.00	$8.07

Class I	1,000.00	1,019.10	5.96

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60% and 1.18% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | International Value Equity Fund 9

Portfolio summary

Top 10 Holdings (11.4% of Net Assets on 9-30-11)[1]

Tsuruha Holdings, Inc.	1.3%	Nippon Telegraph & Telephone Corp.	1.1%

Electric Power Development		Novartis AG	1.1%
Company, Ltd.	1.2%
		GlaxoSmithKline PLC	1.1%
China Petroleum & Chemical Corp.	1.2%
		Repsol YPF SA	1.1%
East Japan Railway Company	1.2%
		Societe BIC SA	1.0%
Guangdong Investment, Ltd.	1.1%

Sector Composition[1,2]

Financials	19%	Consumer Staples	8%

Industrials	12%	Utilities	7%

Energy	9%	Telecommunication Services	6%

Consumer Discretionary	9%	Information Technology	5%

Materials	9%	Short-Term Investments & Other	7%

Health Care	9%

1 As a percentage of net assets on 9-30-11. Cash and cash equivalents not included.

2 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10 International Value Equity Fund | Semiannual report

Fund’s investments

As of 9-30-11 (unaudited)

	Shares	Value
Common Stocks 91.67%		$2,400,854

(Cost $2,790,673)

Australia 5.23%		136,997
AGL Energy, Ltd.	1,956	26,822

Amcor, Ltd.	2,943	19,365

BHP Billiton, Ltd., ADR	338	22,457

National Australia Bank, Ltd.	925	19,652

Santos, Ltd.	2,193	23,715

Westpac Banking Corp.	1,300	24,986

Austria 2.56%		67,151
Mayr-Melnhof Karton AG	252	22,680

OMV AG	700	20,934

Telekom Austria AG	2,333	23,537

Bermuda 0.87%		22,772
Hiscox, Ltd.	3,988	22,772

Canada 6.47%		169,391
Bombardier, Inc.	4,666	16,341

Encana Corp.	1,200	23,098

Husky Energy, Inc.	1,151	24,922

Magna International, Inc.	608	20,104

Royal Bank of Canada	515	23,620

Sun Life Financial, Inc. (L)	943	22,434

The Toronto-Dominion Bank	340	24,201

Thompson Creek Metals Company, Inc. (I)	2,417	14,671

China 3.24%		84,812
China Petroleum & Chemical Corp.	32,000	30,819

Guangdong Investment, Ltd.	48,000	29,714

Sinotrans, Ltd., Class H	125,000	24,279

France 7.72%		202,187
BNP Paribas	390	15,437

Carrefour SA	659	14,992

Cie de Saint-Gobain SA	435	16,615

GDF Suez	630	18,820

Sanofi	375	24,622

Societe BIC SA	323	27,483

Societe Generale	685	17,948

Total SA	11,388	25,939

See notes to financial statements	Semiannual report | International Value Equity Fund 11

	Shares	Value
France (continued)
Vinci SA	420	$18,035

Vivendi SA	1,092	22,296

Germany 8.78%		229,945
Allianz SE	241	22,678

BASF SE	380	23,057

Bayer AG	403	22,147

Deutsche Bank AG	546	19,024

Deutsche Boerse AG (I)	387	19,434

E.ON AG	1,115	24,317

Muenchener Rueckversicherungs AG	195	24,171

Rheinmetall AG	345	16,180

Rhoen-Klinikum AG	1,032	20,893

Salzgitter AG	390	18,711

Siemens AG	214	19,333

Hong Kong 3.78%		98,936
China Mobile, Ltd.	2,500	24,397

Hang Lung Group, Ltd.	3,000	15,255

Swire Pacific, Ltd., Class A	2,000	20,664

Techtronic Industries Company	27,000	18,124

Yue Yuen Industrial Holdings, Ltd.	8,000	20,496

Israel 0.92%		24,007
Teva Pharmaceutical Industries, Ltd., ADR	645	24,007

Japan 20.88%		546,758
Aderans Company, Ltd. (I)	2,000	18,542

Aisin Seiki Company, Ltd.	700	23,256

Asahi Glass Company, Ltd.	2,000	19,500

Astellas Pharma, Inc.	700	26,408

Canon, Inc.	600	27,163

East Japan Railway Company	500	30,360

Electric Power Development Company, Ltd.	1,100	32,415

Fujitsu, Ltd.	5,000	23,554

Honda Motor Company, Ltd.	800	23,456

JGC Corp.	1,000	24,555

Kyocera Corp.	300	25,061

Mitsubishi Corp.	1,000	20,365

Mitsubishi UFJ Financial Group	5,500	24,720

Nidec Corp.	300	24,133

Nippon Telegraph & Telephone Corp.	600	28,836

Nomura Holdings, Inc.	6,700	24,414

Secom Company, Ltd.	500	24,039

Sony Corp.	1,000	19,191

Sumitomo Chemical Company, Ltd.	6,000	23,077

Toyo Suisan Kaisha, Ltd.	1,000	27,403

Tsuruha Holdings, Inc.	600	33,270

Yamada Denki Company, Ltd.	330	23,040

12 International Value Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value
Netherlands 4.76%		$124,699
Aegon NV (I)	5,113	20,613

Akzo Nobel NV	440	19,451

Heineken Holding NV	570	21,987

Koninklijke Philips Electronics NV	1,028	18,442

Royal Dutch Shell PLC, A Shares	870	27,012

TNT Express NV	2,492	17,194

Norway 1.32%		34,684
DnB NOR ASA	2,200	21,963

Fred Olsen Energy ASA	447	12,721

Singapore 2.69%		70,417
DBS Group Holdings, Ltd.	2,500	22,412

Fraser and Neave, Ltd.	6,000	26,263

Singapore Telecommunications, Ltd.	9,000	21,742

South Africa 0.76%		19,829
Tiger Brands, Ltd.	765	19,829

South Korea 1.55%		40,737
LG Display Company, Ltd., ADR	2,443	19,910

POSCO, ADR	274	20,827

Spain 2.72%		71,145
Banco Santander SA	2,550	20,846

Repsol YPF SA	1,060	27,929

Telefonica SA, ADR	1,170	22,370

Sweden 1.51%		39,567
Electrolux AB, Series B	1,456	21,344

Securitas AB, Series B	2,500	18,223

Switzerland 2.94%		77,119
Credit Suisse Group AG, ADR	864	22,671

Nestle SA	468	25,726

Novartis AG, ADR	515	28,722

United Kingdom 12.17%		318,636
Anglo American PLC	750	25,864

AstraZeneca PLC	565	25,016

Barclays PLC	8,302	20,380

British Sky Broadcasting Group PLC	2,146	22,032

Diageo PLC	1,400	26,636

GlaxoSmithKline PLC	1,384	28,575

HSBC Holdings PLC	2,850	21,721

National Grid PLC	2,750	27,266

Reed Elsevier PLC	2,938	22,382

Smith & Nephew PLC, ADR	537	23,999

Unilever PLC	810	25,374

United Utilities Group PLC	2,500	24,213

Vodafone Group PLC	9,750	25,178

Venezuela 0.80%		21,065
Aviva PLC	4,458	21,065

See notes to financial statements	Semiannual report | International Value Equity Fund 13

		Shares	Value
Preferred Securities 1.50%			$39,403

(Cost $57,182)

Brazil 1.50%			39,403
Petroleo Brasileiro SA		2,030	20,625

Vale SA		900	18,778

	Yield	Shares	Value

Securities Lending Collateral 0.76%			$19,801

(Cost $19,800)

John Hancock Collateral Investment Trust (W)	0.2515% (Y)	1,979	19,801

Total investments (Cost $2,867,655)† 93.93%			$2,460,058

Other assets and liabilities, net 6.07%			$159,020

Total net assets 100.00%			$2,619,078

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 9-30-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 9-30-11.

† At 9-30-11, the aggregate cost of investment securities for federal income tax purposes was $3,035,086. Net unrealized depreciation aggregated $575,028, of which $85,822 related to appreciated investment securities and $660,850 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 9-30-11:

Financials	19%
Industrials	12%
Energy	9%
Consumer Discretionary	9%
Materials	9%
Health Care	9%
Consumer Staples	8%
Utilities	7%
Telecommunication Services	6%
Information Technology	5%
Short-Term Investments & Other	7%

14 International Value Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,847,855) including
$19,400 of securities loaned (Note 2)	$2,440,257
Investments, in affiliated issuers, at value (Cost $19,800) (Note 2)	19,801

Total investments, at value (Cost $2,867,655)	2,460,058

Cash	101,807
Foreign currency, at value (Cost $3,251)	3,403
Receivable for investments sold	26,374
Receivable for fund shares sold	51,511
Dividends and interest receivable	22,436
Receivable for securities lending income	5
Receivable due from adviser	540
Other receivables and prepaid expenses	14,713

Total assets	2,680,847

Liabilities

Payable upon return of securities loaned (Note 2)	19,800
Payable to affiliates
Accounting and legal services fees	28
Transfer agent fees	379
Other liabilities and accrued expenses	41,562

Total liabilities	61,769

Net assets

Paid-in capital	$3,087,291
Undistributed net investment income	42,189
Accumulated net realized loss on investments and foreign
currency transactions	(103,234)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(407,168)

Net assets	$2,619,078

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,472,157 ÷ 340,845 shares)	$7.25
Class I ($146,921 ÷ 20,203 shares)	$7.27

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$7.63

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | International Value Equity Fund 15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-11 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$69,840
Interest	470
Securities lending	366
Less foreign taxes withheld	(7,112)

Total investment income	63,564

Expenses

Investment management fees (Note 5)	13,596
Distribution and service fees (Note 5)	3,608
Accounting and legal services fees (Note 5)	219
Transfer agent fees	2,497
State registration fees (Note 5)	7,594
Printing and postage (Note 5)	4,084
Professional fees	21,772
Custodian fees	4,505
Registration and filing fees	2,896

Total expenses	60,771
Less expense reductions (Note 5)	(36,885)

Net expenses	23,886

Net investment income	39,678

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(1,079)
Investments in affiliated issuers	(2)
Foreign currency transactions	(924)
(2,005)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(681,746)
Investments in affiliated issuers	1
Translation of assets and liabilities in foreign currencies	(1,075)
(682,820)
Net realized and unrealized loss	(684,825)

Decrease in net assets from operations	($645,147)

16 International Value Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Period	Year
	9-30-11	ended	ended
	(Unaudited)	3-31-11[1]	10-31-10

Increase (decrease) in net assets

From operations
Net investment income	$39,678	$6,302	$30,644
Net realized gain (loss)	(2,005)	210,201	4,881,630
Change in net unrealized appreciation (depreciation)	(682,820)	53,725	(2,718,136)

Increase (decrease) in net assets resulting
from operations	(645,147)	270,228	2,194,138

Distributions to shareholders
From net investment income
Class A	—	(102,551)	(168,896)
From net realized gain
Class A	—	(766,235)	—

Total distributions	—	(868,786)	(168,896)

From Fund share transactions (Note 6)	214,611	371,078	(28,639,625)

Total decrease	(430,536)	(227,480)	(26,614,383)

Net assets

Beginning of period	3,049,614	3,277,094	29,891,477

End of period	$2,619,078	$3,049,614	$3,277,094

Undistributed net investment income	$42,189	$2,511	$95,016

1 For the five-month period ended 3-31-11. The Fund changed its fiscal year end from October 31 to March 31.

See notes to financial statements	Semiannual report | International Value Equity Fund 17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	9-30-11[1]	3-31-11[2,3]	10-31-10[4]	10-31-09[4]	10-31-08[4]	10-31-07[4]	10-31-06[4]
Per share operating performance

Net asset value, beginning
of period	$9.09	$11.26	$9.90	$7.97	$18.21	$16.62	14.12
Net investment income	0.11[5]	0.02[5]	0.03[5]	0.07[5]	0.28[5]	0.26	0.28
Net realized and unrealized
gain (loss) on investments	(1.95)	0.79	1.39[6]	(2.54)[6]	(7.82)[6]	3.06[6]	3.04[6]
Total from
investment operations	(1.84)	0.81	1.42	(2.61)	(7.54)	3.32	3.32
Less distributions
From net investment income	—	(0.28)	(0.06)	(0.68)	(0.25)	(0.26)	(0.23)
From net realized gain	—	(2.70)	—	—	(2.45)	(1.47)	(0.59)
Total distributions	—	(2.98)	(0.06)	(0.68)	(2.70)	(1.73)	(0.82)
Net asset value, end
of period	$7.25	$9.09	$11.26	$9.90	$7.97	$18.21	16.62
Total return (%)	(20.24)[7,8]	9.13[7,8]	14.46[8]	35.61[8]	(48.17)	21.61	24.57

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$3	$3	$30	$24	$111	99
Ratios (as a percentage of
average net assets):
Expenses before reductions	3.75[9]	16.05[9]	6.71	2.68	1.56	1.38	1.40
Expenses net of fee waivers
and credits	1.60[9]	1.77[9]	1.85	1.85	1.56	1.38	1.40
Net investment income	2.62[9]	0.48[9]	0.33	0.88	2.09	1.58	1.79
Portfolio turnover (%)	13	12[10]	80	123	13	21	21

1 Unaudited.
2 For the five-month period ended 3-31-11. The Fund changed its fiscal year end from October 31 to March 31.
3 After the close of business on 2-11-11, holders of Class A shares of the former Optique International Value Fund
(the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John
Hancock International Value Equity Fund. These shares were first offered on 2-14-11. Additionally, the accounting and performance history of the Class A shares of the Predecessor Fund was redesignated as that of John Hancock
International Value Equity Fund Class A.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 Includes redemption fees retained by the Fund. Such redemption fees represent less than $0.01 per share.
7 Not annualized.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Annualized.
10 Portfolio turnover is shown for the period from 11-1-10 to 3-31-11.

18 International Value Equity Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	9-30-11[1]	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.09	$8.98
Net investment income[3]	0.12	0.02
Net realized and unrealized loss on investments	(1.94)	0.09

Total from investment operations	(1.82)	0.11

Net asset value, end of period	$7.27	$9.09

Total return (%)[4,5]	(20.02)	1.22

Ratios and supplemental data

Net assets, end of period (in millions)	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	9.91[7]	12.90[7]
Expenses net of fee waivers and credits	1.18[7]	1.18[7]
Net investment income	2.80[7]	1.89[7]
Portfolio turnover (%)	13	12[8]

1 Unaudited.
2 Period from 2-14-11 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 3-31-11.

See notes to financial statements	Semiannual report | International Value Equity Fund 19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Value Equity Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum long-term total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

The Fund is the accounting and performance successor of the Optique International Value Fund (the Acquired Fund). At the close of business on February 11, 2011, the Fund acquired substantially all the assets and assumed the liabilities of the Acquired Fund pursuant to an agreement and plan on reorganization, in exchange for Class A shares of the Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20 International Value Equity Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of September 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 9-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$136,997	$22,457	$114,540	—
Austria	67,151	—	67,151	—
Bermuda	22,772	—	22,772	—
Canada	169,391	169,391	—	—
China	84,812	—	84,812	—
France	202,187	—	202,187	—
Germany	229,945	—	229,945	—
Hong Kong	98,936	—	98,936	—
Israel	24,007	24,007	—	—
Japan	546,758	—	546,758	—
Netherlands	124,699	18,442	106,257	—
Norway	34,684	—	34,684	—
Singapore	70,417	—	70,417	—
South Africa	19,829	—	19,829	—
South Korea	40,737	40,737	—	—
Spain	71,145	22,370	48,775	—
Sweden	39,567	—	39,567	—
Switzerland	77,119	51,393	25,726	—
United Kingdom	318,636	23,999	294,637	—
Venezuela	21,065	—	21,065	—

Preferred Securities

Brazil	39,403	39,403	—	—
Securities Lending
Collateral	19,801	19,801	—	—

Total investments in
Securities	$2,460,058	$432,000	$2,028,058	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended September 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may

Semiannual report | International Value Equity Fund 21

use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after ex-date. In those cases dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

The Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended September 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

22 International Value Equity Fund | Semiannual report

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.900% of the first $100,000,000 of the Fund’s average daily net assets; (b) 0.875% of the next $900,000,000; (c) 0.850% of the next $1,000,000,000; (d) 0.825% of the next $1,000,000,000; (e) 0.800% of the next $1,000,000,000 and (f) 0.775% of the Fund’s average daily net assets in excess of $4,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

Semiannual report | International Value Equity Fund 23

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.60% for Class A shares and 1.18% for Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation, underlying fund expenses (acquired fund fees), short dividend and extraordinary expenses. For Class A shares, this expense limitation shall remain in effect until February 11, 2013, and thereafter until terminated by the Adviser. For Class I shares, this expense limitation shall remain in effect until June 30, 2012, and thereafter until terminated by the Adviser. In addition, the Adviser voluntarily waived certain expenses.

Accordingly, the expense reductions or reimbursements related to the agreement were $30,987 and $5,898 for Class A and Class I shares, respectively, for the six months ended September 30, 2011.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2011 were equivalent to a net annual effective rate of 0.00% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended September 30, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% of distribution and service fees for Class A shares under these arrangements, expressed as an annual percentage of average daily net assets. However, the Board of Trustees has agreed to limit the distribution and service fees to 0.25% of the average daily net assets for Class A shares until February 11, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,587 for the period six months September 30, 2011. Of this amount, $246 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,341 was paid as sales commissions to broker-dealers.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

24 International Value Equity Fund | Semiannual report

Class level expenses. Class level expenses for the six months ended September 30, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$3,608	$2,447	$3,142	$3,891
Class I	—	50	4,452	193
Total	$3,608	$2,497	$7,594	$4,084

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2011, the period ended March 31, 2011 and the year ended October 31, 2010 were as follows:

	Six months ended 9-30-11		Period ended 3-31-11[1]		Year ended 10-31-10
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	91,517	$787,519	22,417	$207,807	188,187	$1,922,601
Distributions reinvested	—	—	98,300	857,982	16,346	166,899
Repurchased	(74,639)	(646,689)	(87,737)	(799,098)	(2,933,725)	(30,729,125)

Net increase
(decrease)	16,878	$140,830	32,980	$266,691	(2,729,192)	($28,639,625)

Class I shares[2]

Sold	9,061	$77,824	11,614	$104,387	—	—
Repurchased	(472)	(4,043)	—	—	—	—

Net increase	8,589	$73,781	11,614	$104,387	—	—

Net increase (decrease)	25,467	$214,611	44,594	$371,078	(2,729,192)	($28,639,625)

1 For the five-month period ended 3-31-11. The Fund changed its fiscal year end from October 31 to March 31.

2 Period from 2-14-11 (inception date) to 3-31-11.

Affiliates of the Fund owned 55% of shares of beneficial interest of Class I on September 30, 2011.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $680,472 and $385,270, respectively, for the six months ended September 30, 2011.

Note 7 — Reorganization

At the close of business on February 11, 2011, the Fund acquired all the assets and liabilities of Optique International Value Fund (the Acquired Fund) in exchange for the Class A shares of the Fund. The Fund had no assets, liabilities or operations prior to the reorganization.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of the Fund’s shares. The reorganization was intended to allow the Fund to be better positioned to increase asset size and achieve additional economies of scale by achieving net prices on securities trades and spread fixed expenses over a larger asset base. As a result of the reorganization, the Fund is the legal

Semiannual report | International Value Equity Fund 25

survivor, however, the accounting and performance history of the Capital Stock of the Acquired Fund have been redesignated as that of Class A shares of the Fund.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Advisers of both the Acquired Fund and the Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on February 11, 2011. The following outlines the reorganization:

	ACQUIRED NET ASSET	APPRECIATION OF
	VALUE OF THE	ACQUIRED FUND’S	SHARES ISSUED	TOTAL NET ASSETS
ACQUIRED FUND	ACQUIRED FUND	INVESTMENTS	BY THE FUND	AFTER COMBINATION

Optique International	$2,914,429	$288,668	324,714	$2,914,429
Value Fund

At the time of the reorganization, certain capital loss carryforward attributable to the Acquired Fund may be able to be used by the Fund to offset future net realized capital gains. To the extent that such carryforward are used by the Fund, it will reduce the amount of capital gain distributions to be paid, though the availability of the capital loss carryforward attributable to the reorganization may be limited in any given year.

26 International Value Equity Fund | Semiannual report

Board Consideration of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock International Value Equity Fund (the Fund), a series of John Hancock Funds III, met in-person on October 4, 2010 to consider the initial approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the initial approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Manulife Asset Management (US) LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

At an in-person meeting held on October 4, 2010, the Board reviewed materials relating to its consideration of the Agreements. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

In determining to approve the Agreements, the Board met with the relevant investment advisory personnel from the Adviser and the Subadviser and considered all information reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the October 2010 meeting relating to its consideration of the Agreements, including (a) fees and estimated expense ratios of each class of the Fund in comparison to the fees and expense ratios of the Fund’s proposed benchmark index and a Morningstar, Inc. peer group of funds selected by the Adviser (the Category); (b) information regarding the Adviser’s and Subadviser’s economic outlook for the Fund and their general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of the Adviser; (d) information regarding compliance records and regulatory matters relating to the Adviser and Subadviser; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Semiannual report | International Value Equity Fund 27

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services expected to be provided by the Adviser and the Subadviser, including the investment advisory services. The Board received information concerning the investment philosophy and investment process to be used by the Adviser and Subadviser in managing the Fund, as well as a description of the capabilities, personnel and services of the Adviser and Subadviser. The Board considered the scope of the services to be provided by the Adviser and Subadviser to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory and subadvisory agreements. The Board concluded that the scope of the Adviser’s and Subadviser’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board also considered the quality of the services to be provided by the Adviser and Subadviser to the Fund. The Trustees evaluated the procedures of the Adviser and Subadviser designed to fulfill their fiduciary duty to the Fund with respect to possible conflicts of interest, including their code of ethics (regulating the personal trading of their officers and employees), the procedures by which the Adviser and Subadviser allocate trades among their various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of compliance of the Adviser and Subadviser in each of these matters. The Trustees also considered the responsibilities of the Adviser’s and Subadviser’s compliance departments, and a report from the Fund’s Chief Compliance Officer (CCO) regarding the CCO Office’s review of the Subadviser’s compliance program.

The Board considered, among other factors, the number, education and experience of the Adviser’s and Subadviser’s investment professionals and other personnel who would provide services under the Agreements. The Trustees also took into account the time and attention to be devoted by senior management of the Adviser and Subadviser to the Fund. The Trustees also considered the business reputation of the Adviser and Subadviser and their financial resources and concluded that they would be able to meet any reasonably foreseeable obligation under the Agreements.

The Board also considered, among other things, the nature, cost and character of advisory and non-investment advisory services provided by the Adviser and its affiliates and by the Subadviser. The Board noted that the Adviser and its affiliates will provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as will be necessary for the operations of the Fund.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

28 International Value Equity Fund | Semiannual report

Fund performance

The Board had previously received and considered information about the Adviser’s investment performance for other funds in relation to the Fund’s proposed benchmark index and the Category average. The Board considered historical performance information of a similar fund that had been managed by investment professionals of Optique Capital Management that was proposed to merge into the Fund. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the October 2010 meeting.

Expenses and fees

In connection with the initial approval of the Agreements, the Board reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered estimated expense information regarding the Fund’s various expense components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the other funds in the Category. The Board also received and considered estimated expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver/expense reimbursement arrangement into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the funds in the Category.

As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund.

Following consideration of this information, the Board, including the Independent Trustees, concluded that the fees to be paid pursuant to the Agreements were fair and reasonable in light of the services expected to be provided.

As the Fund had not commenced operations as of the date of the October 2010 meeting, the Adviser was not able to provide the Board with specific information concerning the expected profits to be realized by the Adviser and its affiliates (including the Subadviser) from their relationships with the Fund.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Since the Fund is newly formed, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars

Semiannual report | International Value Equity Fund 29

generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

The Board, including all of the Independent Trustees, concluded that these ancillary benefits that the Adviser, the Subadviser and their affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

Board determination

The Board approved the Advisory Agreement between the Adviser and John Hancock Funds III, on behalf of the Fund, for a two-year term and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund for a two-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination.

30 International Value Equity Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner,* Vice Chairman	John Hancock Asset Management
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore*#	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 9-13-11

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | International Value Equity Fund 31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Value Equity Fund.	366SA 9/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(1)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date:	November 22, 2011

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	November 22, 2011